A MESSAGE TO OUR CONTRACT OWNERS:

We are pleased to forward this combined Annual Report of the segment of MML Bay State Variable Life Separate Account I pertaining to Variable Life Select (the "Variable Life Select Segment"), the MML Series Investment Fund and the Oppenheimer Variable Account Funds. These reports are for the year ended December 31, 1995.

The Annual Report for the Variable Life Select Segment begins on page 3. The Variable Life Select Segment has net assets of $6,880,783 as of December 31, 1995. Net asset values per accumulation unit for the MML Equity, MML Money Market, MML Managed Bond, MML Blend, Oppenheimer Capital Appreciation, Oppenheimer Growth, Oppenheimer Global Securities and Oppenheimer Strategic Bond Divisions of the Variable Life Select Segment as of December 31, 1995 are shown in detail on page 3.

The Annual Report for the MML Series Investment Fund begins on page 11. This report contains a detailed description of the financial results of the four series of the MML Series Investment Fund -- MML Equity Fund, MML Money Market Fund, MML Managed Bond Fund and MML Blend Fund for the year ended December 31, 1995.

The Annual Report for the Oppenheimer Variable Account Funds begins on page 35. This report contains a detailed description of the performance of the Oppenheimer Capital Appreciation, Oppenheimer Growth, Oppenheimer Global Securities and Oppenheimer Strategic Bond Divisions for the year ended December 31, 1995.

Management appreciates the interest and confidence you have shown in the Variable Life Select Segment.



                                  MML BAY STATE LIFE INSURANCE COMPANY


                                  /s/ Isadore Jermyn
                                  ---------------------------
                                  Isadore Jermyn
                                  President and Chief Executive Officer
February 1, 1996

TABLE OF CONTENTS

MML BAY STATE VARIABLE LIFE SEPARATE ACCOUNT I

VARIABLE LIFE SELECT
  Statement of Assets and Liabilities as of December 31, 1995...............................     3
  Statement of Operations For the Period July 24, 1995 (Date of Commencement of Operations)
    Through December 31, 1995...............................................................     4
  Statement of Changes in Net Assets For the Period July 24, 1995 (Date of Commencement
    of Operations) Through December 31, 1995................................................     5
  Notes to Financial Statements.............................................................   6-9
  Report of Independent Accountants.........................................................    10

MML SERIES INVESTMENT FUND
  To Our Shareholders....................................................................... 11-13
  Statement of Assets and Liabilities as of December 31, 1995...............................    14
  Statement of Operations For the Year Ended December 31, 1995..............................    15
  Statement of Changes in Net Assets For the Years Ended December 31, 1995 and 1994.........    16
  Financial Highlights...................................................................... 17-18
  Schedule of Investments as of December 31, 1995
    MML Equity Fund......................................................................... 19-21
    MML Money Market Fund...................................................................    22
    MML Managed Bond Fund................................................................... 23-25
    MML Blend Fund.......................................................................... 26-30
  Notes to Financial Statements............................................................. 31-33
  Report of Independent Accountants.........................................................    34

OPPENHEIMER VARIABLE ACCOUNT FUND
  Statement of Assets and Liabilities as of December 31, 1995...............................    35
  Statement of Operations For the Year Ended December 31, 1995..............................    36
  Statement of Changes in Net Assets For the Years Ended December 31, 1995 and 1994.........    37
  Financial Highlights...................................................................... 38-41
  Schedule of Investments as of December 31, 1995
    Oppenheimer Capital Appreciation Fund................................................... 42-44
    Oppenheimer Growth Fund................................................................. 45-46
    Oppenheimer Global Securities Fund...................................................... 47-49
    Oppenheimer Strategic Bond Fund......................................................... 50-55
  Notes to Financial Statements............................................................. 56-63
  Independent Auditor's Report..............................................................    64
  Federal Income Tax Information............................................................    65

MML BAY STATE VARIABLE LIFE SEPARATE ACCOUNT I -- VARIABLE LIFE SELECT

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1995



                                                    MML       MML                 OPPENHEIMER                OPPENHEIMER OPPENHEIMER
                                         MML       MONEY    MANAGED      MML        CAPITAL     OPPENHEIMER    GLOBAL     STRATEGIC
                                        EQUITY     MARKET     BOND      BLEND     APPRECIATION    GROWTH     SECURITIES     BOND
                                       DIVISION   DIVISION  DIVISION   DIVISION     DIVISION     DIVISION     DIVISION    DIVISION
                                       --------   --------  --------   --------     --------     --------     --------    --------
ASSETS
Investments
 Number of shares (Note 2)..........     140,991   573,453     8,145      58,079        21,279       18,848      31,955       23,159
                                      ==========  ========  ========  ==========  ============  ===========  ==========  ===========
 Identified cost (Note 3B)..........  $3,675,415  $573,453  $100,933  $1,196,724      $692,434     $431,433    $478,388     $113,201
                                      ==========  ========  ========  ==========  ============  ===========  ==========  ===========
 Value (Note 3A)....................  $3,655,032  $573,453  $101,396  $1,191,711      $727,942     $443,875    $479,325     $113,709
Dividends receivable................     138,669     2,143     1,569      35,272            --           --          --           --
Receivable from MML Bay State
Life Insurance Company..............          --        --        --          --            --           --          --          189
                                      ----------  --------  --------  ----------  ------------  -----------  ----------  -----------
  TOTAL ASSETS......................   3,793,701   575,596   102,965   1,226,983       727,942      443,875     479,325      113,898

LIABILITIES
Payable to MML Bay State
 Life Insurance Company.............     362,235     9,197     8,046      46,946        94,233       20,785      42,060           --
                                      ----------  --------  --------  ----------  ------------  -----------  ----------  -----------

NET ASSETS..........................  $3,431,466  $566,399  $ 94,919  $1,180,037      $633,709     $423,090    $437,265     $113,898
                                      ==========  ========  ========  ==========  ============  ===========  ==========  ===========

NET ASSETS CONSIST OF:
For variable life insurance policies  $3,425,911  $561,292  $ 89,551  $1,174,613      $627,989     $417,554    $432,388     $108,581
Retained in Variable Life Separate
 Account I by MML Bay State Life
 Insurance Company..................       5,555     5,107     5,368       5,424         5,720        5,536       4,877        5,317
                                      ----------  --------  --------  ----------  ------------  -----------  ----------  -----------

NET ASSETS..........................  $3,431,466  $566,399  $ 94,919  $1,180,037      $633,709     $423,090    $437,265     $113,898
                                      ==========  ========  ========  ==========  ============  ===========  ==========  ===========

Accumulation units (Note 8)
 Number of units:
  Policyowners......................   3,083,703   549,513    83,412   1,082,744       548,916      377,154     443,281      102,117
  MML Bay State Life
   Insurance Company................       5,000     5,000     5,000       5,000         5,000        5,000       5,000        5,000
                                      ----------  --------  --------  ----------  ------------  -----------  ----------  -----------
  Total units:......................   3,088,703   554,513    88,412   1,087,744       553,916      382,154     448,281      107,117
                                      ==========  ========  ========  ==========  ============  ===========  ==========  ===========

NET ASSET VALUE PER
ACCUMULATION UNIT
 December 31, 1995..................  $     1.11  $   1.02  $   1.07  $     1.08      $   1.14      $   1.11     $    .98     $ 1.06

                      See Notes to Financial Statements.

MML BAY STATE VARIABLE LIFE SEPARATE ACCOUNT I -- VARIABLE LIFE SELECT

STATEMENT OF OPERATIONS
FOR THE PERIOD JULY 24, 1995 (DATE OF COMMENCEMENT OF OPERATIONS)
THROUGH DECEMBER 31, 1995

                                            MML          MML                      OPPENHEIMER                OPPENHEIMER OPPENHEIMER
                                MML        MONEY       MANAGED        MML           CAPITAL       OPPENHEIMER   GLOBAL    STRATEGIC
                              EQUITY      MARKET        BOND         BLEND        APPRECIATION      GROWTH     SECURITIES   BOND
                             DIVISION    DIVISION     DIVISION      DIVISION        DIVISION       DIVISION    DIVISION   DIVISION
                             --------    --------     --------      --------        --------       --------    --------   --------
INVESTMENT INCOME
Dividends (Note 3B)......... $138,669   $   5,021     $  1,745      $ 36,940      $       --      $      --  $       --  $   2,189

EXPENSES
Mortality and expense risk
 fee (Note 4)...............    2,656         524           77           864             482            413         359         80
                             --------   ---------     --------      --------      ----------      ---------  ----------  ---------
NET INVESTMENT INCOME
 (LOSS) (NOTE 3C)...........  136,013       4,497        1,668        36,076            (482)          (413)       (359)     2,109
                             --------   ---------     --------      --------      ----------      ---------  ----------  ---------
NET REALIZED AND
UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Net realized gain on
 investments
 (Notes 3B, 3C and 6).......      853          --          335           818             577            382          22        156
Change in net unrealized
 appreciation/
 depreciation of
 investments................  (20,383)         --          463        (5,013)         35,508         12,442         937        508
                             --------   ---------     --------      --------      ----------      ---------  ----------  ---------
NET GAIN (LOSS) ON
 INVESTMENTS................  (19,530)         --          798        (4,195)         36,085         12,824         959        664
                             --------   ---------     --------      --------      ----------      ---------  ----------  ---------
NET INCREASE IN NET ASSETS
 RESULTING
 FROM OPERATIONS............ $116,483   $   4,497     $  2,466      $ 31,881      $   35,603      $  12,411  $      600  $   2,773
                             ========   =========     ========      ========      ==========      =========  ==========  =========

                       See Notes to Finacial Statements.

MML BAY STATE VARIABLE LIFE SEPARATE ACCOUNT I -- VARIABLE LIFE SELECT

STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIOD JULY 24, 1995 (DATE OF COMMENCEMENT OF OPERATIONS)
THROUGH DECEMBER 31, 1995

                                             MML         MML                      OPPENHEIMER                OPPENHEIMER OPPENHEIMER
                                 MML        MONEY      MANAGED         MML          CAPITAL     OPPENHEIMER    GLOBAL     STRATEGIC
                               EQUITY      MARKET        BOND         BLEND      APPRECIATION      GROWTH     SECURITIES     BOND
                              DIVISION    DIVISION     DIVISION      DIVISION      DIVISION       DIVISION     DIVISION    DIVISION
                              --------    --------     --------      --------      --------       --------     --------    --------
INCREASE (DECREASE) IN NET
 ASSETS
Operations:
 Net investment income
  (loss).................... $  136,013   $  4,497     $ 1,668       $   36,076  $   (482)      $   (413)    $   (359)   $  2,109
 Net realized gain on
  investments...............        853         --         335              818       577            382           22         156
 Change in net unrealized
  appreciation/
  depreciation of
  investments...............    (20,383)        --         463           (5,013)   35,508         12,442          937         508
                             ----------   --------     -------       ----------  --------       --------     --------    --------
 Net increase in net
  assets resulting
  from operations...........    116,483      4,497       2,466           31,881    35,603         12,411          600       2,773
                             ----------   --------     -------       ----------  --------       --------     --------    --------

Capital transactions:
 (Note 8)
 Transfer of net premium....  3,719,720    653,591      95,661        1,212,040   659,113        441,054      477,873     123,076
 Transfer from MML Bay
  State
  Life Insurance Company....      5,000      5,000       5,000            5,000     5,000          5,000        5,000       5,000
 Transfer due to death
  benefits..................       (157)        --          --               --        --             --           --          --
 Transfer due to
  reimbursement (payment) of
  accumulation unit value
  fluctuation...............     13,659         57         194            1,040       730          2,930         (990)         98
 Withdrawal due to charges
  for administrative
  and insurance costs.......   (423,556)   (37,246)     (8,402)        (111,747)  (73,638)       (41,080)     (54,902)    (15,049)
 Divisional transfers.......        317    (59,500)         --           41,823     6,901          2,775        9,684      (2,000)
                             ----------   --------     -------       ----------  --------       --------     --------    --------
 Net increase in net
  assets resulting
  from capital transactions.  3,314,983    561,902      92,453        1,148,156   598,106        410,679      436,665     111,125
                             ----------   --------     -------       ----------  --------       --------     --------    --------
TOTAL INCREASE..............  3,431,466    566,399      94,919        1,180,037   633,709        423,090      437,265     113,898

NET ASSETS, AT BEGINNING
 OF THE PERIOD..............         --         --          --               --        --             --           --          --
                             ----------   --------     -------       ----------  --------       --------     --------    --------

NET ASSETS, AT END OF THE
 YEAR....................... $3,431,466   $566,399     $94,919       $1,180,037  $633,709       $423,090     $437,265    $113,898
                             ==========   ========     =======       ==========  ========       ========     ========    ========

                       See Notes to Finacial Statements.

MML BAY STATE VARIABLE LIFE SEPARATE ACCOUNT I -- VARIABLE LIFE SELECT

NOTES TO FINANCIAL STATEMENTS

1. HISTORY

   MML Bay State Variable Life Separate Account I ("Separate Account I") is a separate investment account established on June 9, 1982 by MML Bay State Life Insurance Company ("MML Bay State") in accordance with the provisions of Chapter 376 of the Missouri statutes. MML Bay State is a wholly-owned subsidiary of Massachusetts Mutual Life Insurance Company ("MassMutual").

   MML Bay State maintains three segments within Separate Account I. The initial segment ("Variable Life Segment") is used exclusively for MML Bay State's limited payment variable whole life insurance policy.

   On August 4, 1988, MML Bay State established a second segment ("Variable Life Plus Segment") within Separate Account I to be used exclusively for MML Bay State's flexible premium variable whole life insurance policy.

   On July 24, 1995, MML Bay State established a third segment ("Variable Life Select Segment") within Separate Account I to be used exclusively for MML Bay State's flexible premium variable whole life insurance policy.

   The Separate Account 1 operates as a registered unit investment trust pursuant to the Investment Company Act of 1940 and the rules promulgated thereunder. MML Bay State paid $40,000 to the Variable Life Select Segment on July 24, 1995 to provide initial capital: 7,656 shares were purchased in the two management investment companies described in Note 2 supporting the eight divisions of the Variable Life Select Segment.

2. INVESTMENT OF THE VARIABLE LIFE SELECT SEGMENT'S ASSETS

   The Variable Life Select Segment maintains eight divisions. The MML Equity Division invests in shares of MML Equity Fund, the MML Money Market Division invests in shares of MML Money Market Fund, the MML Managed Bond Division invests in shares of MML Managed Bond Fund and the MML Blend Division invests in shares of MML Blend Fund. The Oppenheimer Capital Appreciation Division invests in shares of Oppenheimer Capital Appreciation Fund, the Oppenheimer Growth Division invests in shares of Oppenheimer Growth Fund, the Oppenheimer Global Securities Division invests in shares of Oppenheimer Global Securities Fund and the Oppenheimer Strategic Bond Division invests in shares of Oppenheimer Strategic Bond Fund.

   MML Equity Fund, MML Money Market Fund, MML Managed Bond Fund and MML Blend Fund are the four series of MML Series Investment Fund (the "MML Trust"). The MML Trust is a no-load, registered, open-end, diversified management investment company for which MassMutual acts as investment manager. Concert Capital Management, Inc. ("Concert Capital"), a wholly-owned subsidiary of DLB Acquisition Corporation, which is a controlled subsidiary of MassMutual, serves as investment sub-advisor to the MML Equity Fund and the Equity Sector of the MML Blend Fund.

   Oppenheimer Capital Appreciation Fund, Oppenheimer Growth Fund, Oppenheimer Global Securities Fund and Oppenheimer Strategic Bond Fund are part of the Oppenheimer Variable Account Funds (the "Oppenheimer Trust"). The Oppenheimer Trust is a registered, open-end, diversified management investment company for which Oppenheimer Management Corporation ("OMC") acts as investment advisor (effective January 5, 1996, the name of OMC was changed to OppenheimerFunds, Inc.).

   In addition to the eight divisions of the Variable Life Select Segment, a policyowner may also allocate funds to the Guaranteed Principal Account, which is part of MML Bay State's general account. Because of exemptive and exclusionary provisions, interests in the Guaranteed Principal Account, which is part of MML Bay State's general account, are not registered under the Securities Act of 1933 and the general account is not registered as an investment company under the Investment Company Act of 1940.

3. SIGNIFICANT ACCOUNTING POLICIES

   The following is a summary of significant accounting policies followed consistently by the Variable Life Select Segment in preparation of the financial statements in conformity with generally accepted accounting principles.

   A. INVESTMENT VALUATION

   The investments in the MML Trust and the Oppenheimer Trust are each stated at market value which is the net asset value of each of the respective underlying funds.

   B. ACCOUNTING FOR INVESTMENTS

   Investment transactions are accounted for on trade date and identified cost is the basis followed in determining the cost of investments sold for financial statement purposes. Dividend income is recorded on the ex-dividend date.

   C. FEDERAL INCOME TAXES

   MML Bay State is taxed under federal law as a life insurance company under the provisions of the 1986 Internal Revenue Code, as amended. The Variable Life Select Segment is part of MML Bay State's total operation and is not taxed separately. The Variable Life Select Segment will not be taxed as a "regulated investment company" under Subchapter M of the Internal Revenue Code. Under existing federal law, no taxes are payable on investment income and realized capital gains of the Variable Life Select Segment credited to the policies. Accordingly, MML Bay State does not intend to make any charge to the Variable Life Select Segment's divisions to provide for company income taxes. MML Bay State may, however, make such a charge in the future if an unanticipated change of current law results in a company tax liability attributable to the Variable Life Select Segment.

   D. POLICY LOAN

   When a policy loan is made, the Variable Life Select Segment transfers the amount of the loan to MML Bay State, thereby decreasing both the assets and the reserves of the Variable Life Select Segment by an equal amount. The interest rate charged on any loan is 6% per year or the policyowner may select an adjustable loan rate, in all jurisdictions except Arkansas, at the time of application. All loan repayments are allocated to the Guaranteed Principal Account.

   The policyowner earns interest at an annual rate determined by MML Bay State, which will not be less than 3%, on any loaned amount.

   E. ESTIMATES

   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

4. CHARGES

   MML Bay State charges the Variable Life Select Segment divisions for the mortality and expense risks it assumes. The charge is made daily at an effective annual rate of 0.55% of the value of each division's net assets.

   MML Bay State makes certain deductions from the annual premium before amounts are allocated to the Variable Life Select Segment and the Guaranteed Principal Account. The deductions are for sales charges and state premium taxes. No additional deductions are taken when money is transferred from the Guaranteed Principal Account to the Variable Life Select Segment. MML Bay State also makes certain charges for the cost of insurance and administrative costs.

5. SALES AGREEMENTS

   MML Investors Services, Inc. ("MMLISI"), a wholly-owned subsidiary of MassMutual, acts as principal underwriter (as defined in the Investment Company Act of 1940, as amended) of the policies pursuant to an agreement among MMLISI, MML Bay State and Separate Account I. Registered representatives of MMLISI, authorized as variable life insurance agents under applicable state insurance laws, sell the policies.

   Under the sales agreement among MMLISI, MML Bay State and Separate Account I, agents receive commissions and service fees from MMLISI for selling and servicing the policies. MassMutual reimburses MMLISI for such compensation and for other expenses incurred in marketing and selling the policies.

6. PURCHASES AND SALES OF INVESTMENTS

   FOR THE PERIOD JULY 24, 1995                    MML       MML                 OPPENHEIMER                OPPENHEIMER  OPPENHEIMER
   (DATE OF COMMENCEMENT                MML       MONEY     MANAGED     MML        CAPITAL     OPPENHEIMER    GLOBAL      STRATEGIC
   OF OPERATIONS)                      EQUITY     MARKET     BOND      BLEND     APPRECIATION    GROWTH     SECURITIES      BOND
   THROUGH DECEMBER 31, 1995          DIVISION   DIVISION  DIVISION   DIVISION     DIVISION     DIVISION     DIVISION     DIVISION
   -------------------------          --------   --------  --------   --------   ------------   --------     ---------    ---------
   Cost of purchases............... $ 3,688,199 $ 826,560 $ 127,522 $ 1,270,262     $ 700,467    $ 439,144    $ 488,744    $ 119,297
   Proceeds from sales.............      13,637   253,107    26,924      74,356         8,610        8,093       10,378        6,252
   Average monthly value of
    securities.....................   1,243,497   252,243    36,431     403,050       233,098      188,394      168,485       38,199


7. NET INVESTMENT RETURN

   The following table shows the net investment return for each division in the Variable Life Select Segment:

   FOR THE PERIOD JULY 24, 1995              MML         MML                 OPPENHEIMER                  OPPENHEIMER   OPPENHEIMER
   (DATE OF COMMENCEMENT OF       MML       MONEY      MANAGED      MML        CAPITAL      OPPENHEIMER     GLOBAL       STRATEGIC
    OPERATIONS)                 EQUITY      MARKET      BOND       BLEND     APPRECIATION     GROWTH      SECURITIES       BOND
   THROUGH DECEMBER 31, 1995  DIVISION    DIVISION    DIVISION    DIVISION     DIVISION      DIVISION      DIVISION      DIVISION
   -------------------------  --------    --------    --------    --------   ------------    --------     ----------    ----------
   December 31, 1995..........    9.84%       1.81%       7.03%      8.19%         16.64%         6.83%          .38%         7.28%

   The net investment return for each division of the Variable Life Select Segment is computed using the net increase in net assets resulting from operations as compared to the average monthly net assets. The net investment return figures shown above do not reflect expenses related to insurance products. Inclusion of such expenses would reduce the net investment return figures for all periods shown.

   Note: The amounts shown are not annualized.

8. NET INCREASE IN ACCUMULATION UNITS

   FOR THE PERIOD JULY 24, 1995                MML        MML                  OPPENHEIMER                 OPPENHEIMER   OPPENHEIMER
   (DATE OF COMMENCEMENT OF        MML        MONEY     MANAGED      MML         CAPITAL     OPPENHEIMER      GLOBAL      STRATEGIC
    OPERATIONS)                   EQUITY     MARKET      BOND       BLEND     APPRECIATION      GROWTH      SECURITIES       BOND
   THROUGH DECEMBER 31, 1995     DIVISION    DIVISION   DIVISION   DIVISION      DIVISION      DIVISION      DIVISION      DIVISION
   -------------------------    ---------    --------   --------   --------      --------      --------      --------      --------
   Units transferred from
    MML Bay State
    for initial capital......     5,000      5,000      5,000       5,000          5,000         5,000         5,000         5,000
   Units purchased........... 3,474,603    643,486     91,227   1,148,237        608,905       411,919       488,685       118,112
   Units withdrawn...........  (391,348)   (35,333)    (7,815)   (105,144)       (66,529)      (37,282)      (55,393)      (14,087)
   Units transferred between
    divisions................       448    (58,640)        --      39,651          6,540         2,517         9,989        (1,908)
                             ----------    --------   --------  ---------       --------      --------      --------      --------
   Net increase.............. 3,088,703    554,513     88,412   1,087,744        553,916       382,154       448,281       107,117
   Units, at beginning of
    the period...............        --         --         --          --             --            --            --            --
                             ----------    --------   --------  ---------       --------      --------      --------      --------
   Units, at end of the year. 3,088,703    554,513     88,412   1,087,744        553,916       382,154       448,281       107,117
                             ==========    ========   ========  =========       ========      ========      ========      ========

9. CONSOLIDATED MML BAY STATE VARIABLE LIFE SEPARATE ACCOUNT I

   As discussed in Note 1, the financial statements only represent activity of the MML Bay State's Variable Life Select Segment. The combined net assets as of December 31, 1995 for the Separate Account I, which includes the Variable Life, the Variable Life Plus and Variable Life Select Segments, are as follows:

                                               MML         MML                   OPPENHEIMER                OPPENHEIMER  OPPENHEIMER
                                  MML         MONEY      MANAGED        MML        CAPITAL     OPPENHEIMER    GLOBAL      STRATEGIC
                                 EQUITY       MARKET       BOND        BLEND     APPRECIATION    GROWTH     SECURITIES      BOND
                                DIVISION     DIVISION    DIVISION    DIVISION      DIVISION     DIVISION     DIVISION     DIVISION
                              ------------  ----------  ----------  -----------  ------------  -----------  -----------  -----------

   Total Assets.............. $101,184,837  $3,022,578  $5,010,558  $50,607,787      $727,942     $443,875     $479,325     $113,898
   Total Liabilities.........      492,473      18,765      19,831      104,949        94,233       20,785       42,060           --
                              ------------  ----------  ----------  -----------  ------------  -----------  -----------  -----------
   Net Assets................ $100,692,364  $3,003,813  $4,990,727  $50,502,838      $633,709     $423,090     $437,265     $113,898
                              ============  ==========  ==========  ===========  ============  ===========  ===========  ===========

   Net Assets:
   For variable life
   insurance policies........ $ 99,643,482  $2,791,341  $4,817,754  $49,683,462      $627,989     $417,554     $432,388     $108,581
   Retained in Variable Life
   Separate Account 1 by
   MML Bay State Life
   Insurance Company.........    1,048,882     212,472     172,973      819,376         5,720        5,536        4,877        5,317
                              ------------  ----------  ----------  -----------  ------------  -----------  -----------  -----------
   Net Assets................ $100,692,364  $3,003,813  $4,990,727  $50,502,838      $633,709     $423,090     $437,265     $113,898
                              ============  ==========  ==========  ===========  ============  ===========  ===========  ===========

Offered through MML Investors Services, Inc., Springfield, Massachusetts and Oppenheimer Funds Distributor, Inc., Denver, Colorado

REPORT OF INDEPENDENT ACCOUNTANTS

TO THE BOARD OF DIRECTORS AND POLICYOWNERS OF
MML BAY STATE LIFE INSURANCE COMPANY

We have audited the statement of assets and liabilities of the MML Equity Division, MML Money Market Division, MML Managed Bond Division, MML Blend Division, Oppenheimer Capital Appreciation Division, Oppenheimer Growth Division, Oppenheimer Global Securities Division, and Oppenheimer Strategic Bond Division of the Variable Life Select segment of MML Bay State Variable Life Separate Account I as of December 31, 1995, and the related statements of operations and changes in net assets for the period July 24, 1995 (date of commencement of operations) to December 31, 1995. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included verification of investments owned as of December 31, 1995 by examination of the records of MML Series Investment Fund and by confirmation with Oppenheimer Variable Account Funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the MML Equity Division, MML Money Market Division, MML Managed Bond Division, MML Blend Division, Oppenheimer Capital Appreciation Division, Oppenheimer Growth Division, Oppenheimer Global Securities Division, and Oppenheimer Strategic Bond Division of the Variable Life Select segment of MML Bay State Variable Life Separate Account I as of December 31, 1995, the results of their operations and the changes in their net assets for the period July 24, 1995 (date of commencement of operations) to December 31, 1995, in conformity with generally accepted accounting principles.

                              Coopers & Lybrand L.L.P.

Springfield, Massachusetts
February 9, 1996

                           MML SERIES INVESTMENT FUND

                               TABLE OF CONTENTS

                                                                            Page
                                                                            ----
To Our Shareholders.....................................................   2 - 4

Statement of Assets and Liabilities as of December 31, 1995.............       5

     MML Equity Fund
     MML Money Market Fund
     MML Managed Bond Fund
     MML Blend Fund

Statement of Operations for the year ended December 31, 1995............       6

     MML Equity Fund
     MML Money Market Fund
     MML Managed Bond Fund
     MML Blend Fund

Statement of Changes in Net Assets for the year ended December 31, 1995
 and 1994...............................................................       7

     MML Equity Fund
     MML Money Market Fund
     MML Managed Bond Fund
     MML Blend Fund

Financial Highlights

     MML Equity Fund....................................................       8
     MML Money Market Fund..............................................       8
     MML Managed Bond Fund..............................................       9
     MML Blend Fund.....................................................       9

Schedule of Investments as of December 31, 1995

     MML Equity Fund.................................................... 10 - 12
     MML Money Market Fund..............................................      13
     MML Managed Bond Fund.............................................. 14 - 16
     MML Blend Fund..................................................... 17 - 21

Notes to Financial Statements........................................... 22 - 24

Report of Independent Accountants.......................................      25

MML Series Investment Fund

To Our Shareholders

An Economic Soft Landing Is Achieved in U.S.

The past year saw the continuation of a very good economic environment for investors in both stocks and bonds. The U.S. economic growth rate as measured by Gross Domestic Product continued to slow throughout the year from its heated level of 4.1% in 1994 to roughly 2.5% in 1995. The Federal Reserve, which had been raising rates during 1994 in an attempt to slow growth somewhat, was able to change course and even move rates lower. Because the economy is cyclical, the Fed wanted growth to slow to a more moderate, sustainable level - a "soft landing" from 1994's rapid pace - to prolong the positive part of the current cycle.

As demand for goods slowed from 1994 levels, businesses began reducing their inventories, which had started the year at high levels. This in turn slowed order- and production-driven demand from the manufacturing sector, which exerted further downward pressure on the growth rate, supported the cause for interest rate cuts, and helped keep inflation at bay.

Stock and Bond Markets React

While the Federal Reserve actually increased rates as late as February 1995, the bond market had begun to rally as early as November 1994 on the belief that growth would slow enough to indicate a change in monetary policy. The market was correct. The Fed's February rate increase of 1/2 point was followed during the year by two cuts of 1/4 point each in July and December. Rates on Treasuries fell significantly during this period, which drove dramatic price appreciation for Treasuries. The prices in most other bond sectors followed suit, with 1995 playing out to be one of the strongest bull markets for bonds in history.

Backed by low interest rates and a strong bond market, stocks reached all-time highs in 1995. The Dow Jones Industrial Average made new highs almost daily, hitting a peak of 5216 and closing the year at 5117, and the S&P 500 rose 37.58%. In addition to support from the bond market, stocks reacted to continued positive earnings surprises, merger and consolidation activity, an improving export picture and growing productivity and efficiency throughout corporate America.

Outlook for Economy, Markets Remains Positive

The forecast for the economy and markets appears favorable, though both should be somewhat more moderate than they were during the past year. Economic growth will probably slow further because employment and personal income - which are important components of demand - are not strong enough to fuel increases in demand-driven growth.

Even in the face of a slower economy, sales and earnings remained strong through the end of 1995. The U.S. had its biggest productivity gain on record in 1995 and exports grew, aided in the early part of the year by a weak dollar, which in turn created improvements in trade. Going into 1996, we expect to see exports remain strong, as U.S. businesses recognize that future growth will come in part from operating in a global market. This opinion is supported by the heavy outlays we've seen for business equipment, which should further enhance competitiveness, productivity and export activity for the coming year.

The Case for Value Investing

Because of uncertainty about the slowing in the economy throughout 1995, growth investing, or buying stocks of companies whose earnings growth rates can surpass that of the economy, took the lead last year. By the same token it was growth, rather than income, that led to the dramatic appreciation of 1995's bond market. With both markets currently at high levels in terms of price, we believe we will see a return of superior performance from value investing strategies. Value investing relies on capturing appreciation by "buying well" and seeking out fundamental values, rather than buying above-average growth. Value investors like the MML Series Investment Fund work to buy stocks and bonds that are either temporarily out-of-favor with the markets, or that offer opportunities that have not yet been recognized by the investment community at large.

With stocks and bonds at highs and an economy that is likely to continue to slow, we expect both the stocks and bond markets to return to more "normal" activity in terms of returns and volatility. In this type of environment, value investing should continue to offer solid long-term results. Since security selection should be very important in the coming year, your portfolio managers will continue to rely upon hands-on research and careful analysis in an effort to find the best opportunities for investors.


                                /s/ Stuart H. Reese

                                Stuart H. Reese
                                President
                                MML Series Investment Fund

January 31, 1996

MML EQUITY

How has the Fund performed over the period?

The Fund has performed very well, with 1995 returns at nearly three times the long-term average for stocks. Typically, our value-oriented style has not outperformed the broad market indices in years where absolute gains have been as robust as in 1995. Over the long term, however, our value strategy - focusing on dividend-paying companies with strong balance sheets while their stocks are selling at what we consider low prices - has been very successful.

How did large company stocks perform in 1995?

Large company stocks were the place to be this year. Benefiting from improved productivity, falling interest rates and, through August, a weak dollar, large companies were able to turn in earnings at levels more typical of small company growth stocks, which drove their prices up. The market's focus on large cap stocks benefited the Fund.

What strategic moves have you made within the portfolio?

Though we make investments based on researching individual companies rather than their industry sectors, the biggest move we made over the period was increasing our exposure to consumer non-durables companies, one of the best performing sectors for the year. Our purchases in Albertson's, a major grocery concern and several consumer goods companies such as American Brands and Kimberly-Clark, benefited the portfolio considerably. These businesses typically are insulated from slowing economic growth. We also increased our holdings in the very strong financial services area, buying the stock of MBIA, a municipal bond insurer and Safeco, a large property and casualty insurance firm. Our higher exposure to financial services was another plus for the Fund - in fact, looking back, we would have liked to have owned more. Over the year, the size of the Fund has grown, and so has the weighted average market capitalization. This was a third benefit during a period of large cap leadership.

What segments of the market are you currently targeting?

Our buying has shifted from consumer non-durables to more cyclical companies. Because this area suffered price declines over the year as the market favored sectors with more stable earnings, we've been able to buy stocks at what we consider compelling values. We are buying and looking to buy companies that can benefit from lower basic materials costs and thus improve their profit margins regardless of the slower economy.

What is your outlook for the Fund?

After the past year, it's become more difficult to find reasonably-priced stocks, but with inflation and long-term interest rates low, our outlook remains favorable. We believe the coming year's market will be positive, but that it will perform more like its historical average than it did in 1995. We expect to see more typical levels of volatility than last year's market. During the past year, the broad market advanced significantly. Going forward, we believe stock selection will again become more important. That could benefit the Fund in that strong stock selection is one of the major advantages of a research-driven value strategy like ours.

MML MONEY MARKET

How has the Fund performed over the period?

The Fund has performed well, remaining on target with its goal of providing principal preservation and a competitive level of current income by investing in highly liquid short-term debt instruments. While longer-term interest rates continued to decline over the majority of the year, rates for the extremely short-term securities we focus on remained favorable, and even exceeded rates on longer-term issues at certain times during the year.

What strategic moves have you made within the portfolio?

Over the course of the year, we made one major change. Both in the early part of 1995 when it was anticipated and then later when it actually happened, we lengthened the average maturity of the Fund's portfolio on the likelihood of the Federal Reserve's interest rate cuts. By lengthening our maturity, we hoped to make use of available higher current income levels for as long as possible, expecting that debt issued after a rate cut would offer lower income levels. This strategy benefited the Fund by allowing us to maintain our income stream while the market adjusted to the Fed's actions.

What is your outlook for the Fund?

The Fed eased, or lowered rates, twice in 1995 and may do so again in the first few months of 1996 depending on the forecast for the economy. If it appears that the economy has slowed too far, or if budget discussions are finalized, another decline is a distinct possibility. However, we believe that any further declines will not be significant. In this environment, we are continuing to extend maturities in an effort to make the most of the current rates while maintaining an emphasis on principal stability. Our outlook for the Fund remains optimistic, though our performance as always will be tied to any changes in the Federal Reserve's monetary policy.

MML MANAGED BOND

How has the Fund performed over the period?

The Fund's performance has been excellent. It compares favorably to its market indices and has been outstanding on an absolute and historical basis. The past year has been an extremely strong period for the bond market in general, with bonds from almost every sector the Fund invests in benefiting from decreasing interest rates and the price appreciation that accompanies rate declines.

What strategic decisions have you made within the portfolio as a result of lower rates?

In response to declines in interest rates, our duration increased somewhat over the period. A longer duration will help us take advantage of any potential benefits from further changes in the rate structure. New supply in the market tended to be longer, particularly in corporate bonds. This was due in part to lower rates. So increasing our duration has allowed us to continue to track the duration of the Lehman Government/Corporate Index, which is our benchmark. The portfolio's average duration increased over the period from 4.85 years to 5.23 years.

What other strategic moves have you made within the portfolio?

During the year, the Fund grew from $121 million to $159 million in size. While this was due in part to asset appreciation and in part to new investments, it required a great deal of trading activity to become fully invested. Over the period we initially increased our holdings of Treasuries, and then we sold some of our Treasuries as the market improved. Corporates also performed well over the period due to strong fundamentals and demand factors. Additionally, we increased our holdings of mortgage-backed securities. Though mortgages are typically sensitive to prepayment risk, our well-seasoned, well-structured holdings remained strong throughout the period's declines in rates.

What areas of the market are you currently targeting?

As we believe the corporate market still offers strong potential, though within a slowing economy, we're employing extensive credit research before investing in corporate issues. We also continue to increase our exposure to the mortgage-backed sector of the market, especially in adjustable rate mortgages, where we're finding particularly attractive pricing. Pricing remains an important part of our investment strategy. We continue to buy bonds across sectors wherever we believe we've found appreciation potential through mispriced issues.

What is your outlook for the Fund?

This has been a dramatic year for the bond market and the Fund. While current low inflation and slow to moderate economic growth lead us to believe there is still room for appreciation in the market, it would be very difficult to imagine repeating 1995's performance. Our outlook is for the extension of a positive market environment, where income will again be an important component of total return. Within this outlook, we expect the Fund to continue to provide high total return potential consistent with reasonable risk by maintaining a diversified portfolio of high quality bonds.

MML BLEND

How has the Fund performed over the period?

The Fund has performed quite well, backed by the dramatic appreciation declining interest rates sparked in both the stock and bond markets. Because of the Fund's focus on preservation of capital, however, it did not perform as well as some of its more aggressive peers over this unusual time period. Though it will tend to lag in strong bull markets, we believe our strategy is prudent for long-term investors and that it will outperform over time.

Did your allocation between stocks, bonds and cash change over the period?

Our stock holdings will normally fall within a range of 50% to 70% of the portfolio. In the beginning of the year, we were 53% invested in stocks and by the end of year, they represented approximately 54%. Our core bond holdings at the end of 1995 represented 15% of the portfolio, down from 19%. In bonds, a flattening yield curve also indicated a shortening in the average life of our portfolio. When the yield curve is flatter, investors are typically not well-compensated for extending into longer-maturity bonds. While this excluded us from some of the appreciation in the bond market, our bond portfolio performed well. Our allocation decisions stem from a policy consistent with preservation of capital. The remainder of the portfolio, approximately 31% up from 28% a year ago, is invested in short-term securities.

What is your outlook for the Fund?

An environment of low inflation, favorable interest rates and slow to moderate economic growth suggests the continuation of decent markets for both stocks and bonds. While results should remain positive, we expect to see a return to more normal periods for both markets. In stocks, we are positioning the Fund for greater volatility and selectivity in the coming year and in bonds, we expect income to again become the most consistent component of total return. We believe the MML Blend Fund's conservative strategy should position it to perform well during this more typical market environment.

MML Series Investment Fund

STATEMENT OF ASSETS AND LIABILITIES
December 31, 1995

                                                                                      MML             MML
                                                                     MML             Money          Managed            MML
                                                                   Equity           Market           Bond             Blend
                                                                    Fund             Fund            Fund             Fund
                                                                   ------           ------          ------           -------
ASSETS
Investments at value (See Schedule of Investments)
    (Notes 2A, 2B and 5)
  Equities (Identified cost: $784,795,485;
    $627,696,809 respectively)...............................   $1,155,154,333    $         --    $         --    $1,008,564,451
  Bonds and notes (Identified cost: $145,473,365;
    $267,817,760 respectively)...............................               --              --     151,903,257       279,948,878
  Short-term investments (Identified cost: $146,006,980;
    $109,543,253; $2,578,380; $582,413,954 respectively).....      146,000,856     109,543,253       2,578,380       582,150,249
                                                                --------------    ------------    ------------    --------------
    Total investments........................................    1,301,155,189     109,543,253     154,481,637     1,870,663,578
Cash.........................................................            8,396           2,440       5,639,136        13,407,050
Interest and dividends receivable............................        2,502,360             497       2,067,198         6,632,527
Receivable for investments sold..............................          910,994              --       7,093,878         1,355,885
Receivable for settlement of investments
  purchased on a forward commitment basis (Note 2D)..........               --              --              --         1,388,372
Prepaid trustees' fees.......................................              820             522             522               390
                                                                --------------    ------------    ------------    --------------
    Total assets.............................................    1,304,577,759     109,546,712     169,282,371     1,893,447,802
                                                                --------------    ------------    ------------    --------------
LIABILITIES
Payable for investments purchased............................        7,019,418              --       7,923,222        14,568,979
Dividends payable (Note 2C)..................................       47,382,259         475,700       2,456,289        53,960,727
Investment management fee payable (Note 4)...................        1,197,689         135,475         187,550         1,722,486
Accrued liabilities..........................................           79,387          15,336          17,172            54,680
                                                                --------------    ------------    ------------    --------------
    Total liabilities........................................       55,678,753         626,511      10,584,233        70,306,872
                                                                --------------    ------------    ------------    --------------
NET ASSETS...................................................   $1,248,899,006    $108,920,201    $158,698,138    $1,823,140,930
                                                                ==============    ============    ============    ==============
Net assets consist of:
Series shares (par value $.01 per share; an unlimited
  number authorized) (Note 6)................................   $      481,756    $  1,089,202    $    127,487    $      888,515
Additional paid-in capital...................................      878,072,599     107,830,999     152,990,211     1,428,825,164
Undistributed (overdistributed) net investment
  income (Note 2C)...........................................            3,739           9,734         (72,567)           (7,094)
Undistributed net realized loss on investments and
  forward commitments (Notes 2D and 3).......................               --          (9,734)       (776,885)               --
Overdistributed net realized gain on investments and
  forward commitments (Notes 2C and 2D)......................          (11,812)             --              --          (689,082)
Net unrealized appreciation on:
  Investments (Note 2A)......................................      370,352,724              --       6,429,892       392,735,055
  Forward commitments (Note 2D)..............................               --              --              --         1,388,372
                                                                --------------    ------------    ------------    --------------
NET ASSETS...................................................   $1,248,899,006    $108,920,201    $158,698,138    $1,823,140,930
                                                                ==============    ============    ============    ==============
Outstanding series shares....................................       48,175,574     108,920,201      12,748,690        88,851,472
                                                                ==============    ============    ============    ==============
Net asset value per share....................................           $25.92           $1.00          $12.45            $20.52
                                                                ==============    ============    ============    ==============

                       See Notes to Financial Statements.

MML Series Investment Fund

STATEMENT OF OPERATIONS
For The Year Ended December 31, 1995

                                                                                     MML           MML
                                                                       MML          Money        Managed          MML
                                                                     Equity         Market         Bond          Blend
                                                                      Fund           Fund          Fund          Fund
                                                                     ------         ------        ------        ------
Investment income (Note 2B)
Dividends....................................................      $ 28,229,106   $       --    $        --   $ 26,802,102
Interest.....................................................         6,641,154    5,999,684     10,026,269     49,931,175
                                                                   ------------   ----------    -----------    -----------
    Total income.............................................        34,870,260    5,999,684     10,026,269     76,733,277
                                                                   ------------   ----------    -----------    -----------
Expenses
Investment management fee (Note 4)...........................         4,178,204      501,924        681,807      6,344,373
Trustees' fees...............................................            14,625       11,617         11,651         11,900
Audit fees...................................................            27,433       18,917         24,467         29,567
Tax expense..................................................             6,263           --             --          6,263
Registration fee.............................................            65,689        5,908          7,745         46,532
Other........................................................             1,892        1,178          1,178          1,180
                                                                   ------------   ----------    -----------    -----------
    Total expenses...........................................         4,294,106      539,544        726,848      6,439,815
                                                                   ------------   ----------    -----------    -----------
Net investment income (Note 2C)..............................        30,576,154    5,460,140      9,299,421     70,293,462
                                                                   ------------   ----------    -----------    -----------
Net realized and unrealized gain (loss) on investments
  and forward commitments (Notes 2A, 2B and 2D)
Net realized gain (loss) on:
  Investments (Notes 2B and 2C)..............................        16,898,835         (841)       866,079     29,289,639
  Forward commitments (Note 2D)..............................                --           --        453,016      6,506,024
                                                                   ------------   ----------    -----------    -----------
    Net realized gain (loss).................................        16,898,835         (841)     1,319,095     35,795,663
                                                                   ------------   ----------    -----------    -----------
Change in net unrealized appreciation/depreciation on:
  Investments (Note 2A)......................................       237,559,436           --     13,542,298    241,023,762
  Forward commitments (Note 2D)..............................                --           --        162,634      2,579,828
    Total change in net unrealized appreciation/                   ------------   ----------    -----------    -----------
      depreciation...........................................       237,559,436           --     13,704,932    243,603,590
                                                                   ------------   ----------    -----------    -----------
Net gain (loss)..............................................       254,458,271         (841)    15,024,027    279,399,253
                                                                   ------------   ----------    -----------    -----------
Net increase in net assets resulting from operations.........      $285,034,425   $5,459,299    $24,323,448   $349,692,715
                                                                   ============   ==========    ===========   ============

                       See Notes to Financial Statements.

MML Series Investment Fund

STATEMENT OF CHANGES IN NET ASSETS
For The Years Ended December 31, 1995 and 1994

                                                                    1995
                                       -------------------------------------------------------------------
                                                              MML              MML
                                            MML              Money           Managed             MML
                                          Equity            Market            Bond              Blend
                                           Fund              Fund             Fund              Fund
                                          ------            ------           ------            ------
Increase (decrease)
  in net assets
Operations:
Net investment income...............   $   30,576,154     $  5,460,140     $  9,299,421     $   70,293,462
Net realized gain (loss)
  on investments and
  forward commitments...............       16,898,835             (841)       1,319,095         35,795,663
Change in net unrealized
  appreciation/depreciation
  on investments and forward
  commitments.......................      237,559,436               --       13,704,932        243,603,590
                                       --------------     ------------     ------------     --------------
Net increase (decrease) in
  net assets resulting from
  operations........................      285,034,425        5,459,299       24,323,448        349,692,715
  Dividends to shareholders
   from: (Note 2C)
   Distribution of net investment
    income..........................      (30,563,214)      (5,459,299)      (9,294,583)       (70,291,011)
   Distribution of net
    realized gains..................      (16,854,045)              --               --        (35,463,987)
   Distribution in excess of net
    realized gains..................               --               --               --                 --
  Net increase in capital share
   transactions (Note 6)............      190,498,822       17,134,168       22,459,621        134,942,076
                                       --------------     ------------     ------------     --------------
   Total increase (decrease)........      428,115,988       17,134,168       37,488,486        378,879,793

NET ASSETS, at beginning
  of the year.......................      820,783,018       91,786,033      121,209,652      1,444,261,137
                                       --------------     ------------     ------------     --------------
NET ASSETS, at end
  of the year.......................   $1,248,899,006     $108,920,201     $158,698,138     $1,823,140,930
                                       ==============     ============     ============     ==============
(Overdistributed) undistributed
  net investment income included
  in net assets at end
  of the year.......................   $        3,739     $      9,734     $    (72,567)    $      (7,094)
                                       ==============     ============     ============     ==============
Rate per share of dividends
  to shareholders from:
  Net investment income.............            $.634            $.054            $.782     $         .811
  Net realized gains................             .350               --               --               .399


                                                                 1994
                                       ----------------------------------------------------------------
                                                           MML              MML
                                           MML            Money           Managed             MML
                                         Equity           Market           Bond              Blend
                                          Fund             Fund            Fund              Fund
                                         ------           ------          ------            ------
   .................................
Increase (decrease)
  in net assets
Operations:
Net investment income...............   $ 23,743,493     $ 3,147,135     $  8,506,956     $   56,319,900
Net realized gain (loss)
  on investments and
  forward commitments...............      9,479,860          (5,364)      (2,156,483)        28,803,202
Change in net unrealized
  appreciation/depreciation
  on investments and forward
  commitments.......................     (1,773,621)             --      (11,386,882)       (49,350,511)
                                       ------------     -----------      -----------     --------------
Net increase (decrease) in
  net assets resulting from
  operations........................     31,449,732       3,141,771       (5,036,409)        35,772,591
  Dividends to shareholders
   from: (Note 2C)
   Distribution of net investment
    income..........................    (23,735,788)     (3,141,771)      (8,503,670)       (56,320,396)
   Distribution of net
    realized gains..................     (9,536,463)             --               --        (29,300,874)
   Distribution in excess of net
    realized gains..................             --              --               --           (254,531)
  Net increase in capital share
   transactions (Note 6)............    159,512,479      18,127,025        5,640,533        197,821,191
                                       ------------     -----------     ------------     --------------
   Total increase (decrease)........    157,689,960      18,127,025       (7,899,546)       147,717,981

NET ASSETS, at beginning
  of the year.......................    663,093,058      73,659,008      129,109,198      1,296,543,156
                                       ------------     -----------     ------------     --------------
NET ASSETS, at end
  of the year.......................   $820,783,018     $91,786,033     $121,209,652     $1,444,261,137
                                       ============     ===========     ============     ==============
(Overdistributed) undistributed
  net investment income
  included in net assets at
  end of the year...................   $     (9,200)    $     8,893     $     (3,270)    $        2,008
                                       ============     ===========     ============     ==============
Rate per share of dividends
  to shareholders from:
  Net investment income.............   $       .594     $      .038     $       .792     $         .707
  Net realized gains................           .238              --               --               .362

                       See Notes to Financial Statements

MML Series Investment Fund

FINANCIAL HIGHLIGHTS
Selected per share data for each series share outstanding throughout each year ended ended December 31:

                                MML EQUITY FUND

                                  1995        1994        1993        1992        1991
                                  ----        ----        ----        ----        ----
Net asset value:
  Beginning of year........... $  20.520     $20.510     $19.862     $18.735     $15.659
                               ---------     -------     -------     -------     -------
Income from investment
 operations:
Net investment income.........      .634        .594        .524        .543        .563
Net realized and unrealized
  gain (loss) on investments..     5.754        .248       1.365       1.420       3.440
                               ---------     -------     -------     -------     -------
Total from investment
 operations...................     6.388        .842       1.889       1.963       4.003
                               ---------     -------     -------     -------     -------
Less distributions:
Dividends from net
 investment income............     (.634)      (.594)      (.524)      (.543)      (.562)
Distribution from net
 realized gains...............     (.350)      (.238)      (.717)      (.288)      (.365)
Distribution in excess of
 net realized gains...........        --          --          --       (.005)         --
                               ---------     -------     -------     -------     -------
Total distributions...........     (.984)      (.832)     (1.241)      (.836)      (.927)
                               ---------     -------     -------     -------     -------
Net asset value:
  End of year................. $  25.924     $20.520     $20.510     $19.862     $18.735
                               =========     =======     =======     =======     =======
Total return..................     31.13%       4.10%       9.52%      10.48%      25.56%

Net assets (in millions):
  End of year................. $1,248.90     $820.78     $663.09     $490.62     $355.04
Ratio of expenses to
 average net assets...........       .41%        .43%        .44%        .46%        .48%
Ratio of net investment
 income to average net
 assets.......................      2.89%       3.04%       3.23%       3.09%       3.43%
Portfolio turnover rate.......     11.72%       9.99%      11.28%       9.07%       9.37%



                                   1990         1989        1988        1987        1986
                                   ----         ----        ----        ----        ----
Net asset value:
  Beginning of year...........    $16.764      $14.929     $13.828     $15.591     $13.832
                                  -------      -------     -------     -------     -------
Income from investment
 operations:
Net investment income.........       .636         .694        .646        .525        .495
Net realized and unrealized
  gain (loss) on investments..      (.722)       2.746       1.660       (.066)      2.174
                                  -------      -------     -------     -------     -------
Total from investment
 operations...................      (.086)       3.440       2.306        .459       2.669
                                  -------      -------     -------     -------     -------
Less distributions:
Dividends from net
 investment income............      (.665)       (.711)      (.639)      (.988)      (.412)
Distribution from net
 realized gains...............      (.354)       (.894)      (.566)     (1.234)      (.498)
Distribution in excess of
 net realized gains...........         --           --          --          --          --
                                  -------      -------     -------     -------     -------
Total distributions...........     (1.019)      (1.605)     (1.205)     (2.222)      (.910)
                                  -------      -------     -------     -------     -------
Net asset value:
  End of year.................    $15.659      $16.764     $14.929     $13.828     $15.591
                                  =======      =======     =======     =======     =======
Total return..................       (.51%)      23.04%      16.68%       2.10%      20.15%

Net assets (in millions):
  End of year.................    $235.45      $226.41     $172.80     $150.41     $141.46
Ratio of expenses to
 average net  assets..........        .49%         .50%        .50%        .51%        .52%
Ratio of net investment
 income to average net
 assets.......................       4.09%        4.30%       4.05%       3.44%       3.54%
Portfolio turnover rate.......      13.50%       15.71%      15.97%      15.73%      14.73%


                             MML MONEY MARKET FUND

                                   1995        1994        1993        1992        1991
                                   ----        ----        ----        ----        ----
Net asset value:
  Beginning of year........... $   1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000
                               ---------     -------     -------     -------     -------
Income from investment
 operations:
Net investment income.........      .054        .038        .027        .034        .059
                               ---------     -------     -------     -------     -------
Total from investment
 operations...................      .054        .038        .027        .034        .059
                               ---------     -------     -------     -------     -------
Less distributions:
Dividends from net
 investment income............     (.054)      (.038)      (.027)      (.034)      (.059)
                               ---------     -------     -------     -------     -------
Total distributions...........     (.054)      (.038)      (.027)      (.034)      (.059)
                               ---------     -------     -------     -------     -------
Net asset value:
  End of year................. $   1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000
                               =========     =======     =======     =======     =======
Total return..................      5.58%       3.84%       2.75%       3.48%       6.01%

Net assets (in millions):
  End of year................. $  108.92     $ 91.79     $ 73.66     $ 84.56     $ 94.41
Ratio of expenses to
 average net
  assets......................       .54%        .55%        .54%        .53%        .52%
Ratio of net investment
 income to average net
 assets.......................      5.43%       3.81%       2.71%       3.42%       5.91%

                                  1990        1989         1988        1987        1986
                                  ----        ----         ----        ----        ----
Net asset value:
  Beginning of year...........  $ 1.000      $ 1.000     $ 1.000     $ 1.000     $ 1.000
                                -------      -------     -------     -------     -------
Income from investment
 operations:
Net investment income.........     .078         .088        .072        .063        .064
                                -------      -------     -------     -------     -------
Total from investment
 operations...................     .078         .088        .072        .063        .064
                                -------      -------     -------     -------     -------
Less distributions:
Dividends from net
 investment income............    (.078)       (.088)      (.072)      (.063)      (.064)
                                -------      -------     -------     -------     -------
Total distributions...........    (.078)       (.088)      (.072)      (.063)      (.064)
                                -------      -------     -------     -------     -------
Net asset value:
  End of year.................  $ 1.000      $ 1.000     $ 1.000     $ 1.000     $ 1.000
                                =======      =======     =======     =======     =======
Total return..................     8.12%        9.16%       7.39%       6.49%       6.60%
Net assets (in millions):
  End of year.................  $114.59      $ 70.16     $ 66.35     $ 52.35     $ 33.54
Ratio of expenses to
 average net assets...........      .54%         .54%        .55%        .57%        .57%
Ratio of net investment
 income to average net
 assets.......................     7.80%        8.79%       7.20%       6.35%       6.44%

                       See Notes to Financial Statements

MML Series Investment Fund

                             MML MANAGED BOND FUND

                                 1995          1994          1993           1992          1991
                                 ----          ----          ----           ----          ----
Net asset value:
  Beginning of year            $  11.141     $  12.405      $  12.041     $  12.219     $11.318
                               ---------     ---------      ---------     ---------     -------
Income from investment
 operations:
Net investment income               .782          .792           .785          .870        .903
Net realized and unrealized
  gain (loss) on investments
  and forward commitments          1.307        (1.264)          .618          .001        .916
                               ---------     ---------      ---------     ---------     -------
Total from investment
 operations                        2.089         (.472)         1.403          .871       1.819
                               ---------     ---------      ---------     ---------     -------
Less distributions:
Dividends from net
 investment income                 (.782)        (.792)         (.784)        (.869)      (.902)
Distribution from net
 realized gains                       --            --          (.255)        (.158)      (.016)
Distribution in excess of
 net realized  gains                  --            --             --         (.022)         --
                               ---------     ---------      ---------     ---------     -------
Total distributions                (.782)        (.792)        (1.039)       (1.049)      (.918)
                               ---------     ---------      ---------     ---------     -------
Net asset value:
  End of year                  $  12.448     $  11.141      $  12.405     $  12.041     $12.219
                               =========     =========      =========     =========     =======
Total return                       19.14%        (3.76%)        11.81%         7.31%      16.66%
Net assets (in millions):
  End of year                  $  158.70     $  121.21      $  129.11     $   88.15     $ 66.98
Ratio of expenses to
 average net assets                  .52%          .52%           .54%          .56%        .57%
Ratio of net investment
 income to average net
 assets                             6.63%         6.69%          6.37%         7.28%       7.96%
Portfolio turnover rate            70.00%        32.77%         58.81%        39.51%      61.85%


                                1990        1989        1988        1987        1986
                                ----        ----        ----        ----        ----
Net asset value:
  Beginning of year            $11.354     $10.919     $11.052     $12.541     $11.978
                               -------     -------     -------     -------     -------
Income from investment
 operations:
Net investment income             .943        .918        .906        .969       1.061
Net realized and unrealized
  gain (loss) on investments
  and forward commitments        (.036)       .454       (.133)      (.673)       .597
                               -------     -------     -------     -------     -------
Total from investment
 operations                       .907       1.372        .773        .296       1.658
                               -------     -------     -------     -------     -------
Less distributions:
Dividends from net
 investment income               (.943)      (.918)      (.906)     (1.229)     (1.095)
Distribution from net
 realized gains                     --       (.019)         --       (.556)         --
Distribution in excess of
 net realized gains                 --          --          --          --          --
                               -------     -------     -------     -------     -------
Total distributions              (.943)      (.937)      (.906)     (1.785)     (1.095)
                               -------     -------     -------     -------     -------
Net asset value:
  End of year                  $11.318     $11.354     $10.919     $11.052     $12.541
                               =======     =======     =======     =======     =======
Total return                      8.38%      12.83%       7.13%       2.60%      14.46%

Net assets (in millions):
  End of year                  $ 43.07     $ 40.03     $ 31.35     $ 26.16     $ 30.38
Ratio of expenses to
 average net assets                .57%        .59%        .61%        .60%        .60%
Ratio of net investment
 income to average net
 assets                           8.40%       8.35%       8.25%       8.24%       8.87%
Portfolio turnover rate          69.93%      64.77%      74.92%      55.60%     203.76%


                                MML BLEND FUND

                                  1995          1994          1993           1992         1991
                                  ----          ----          ----           ----         ----
Net asset value:
  Beginning of year            $  17.672     $  18.305      $  17.846     $  17.307     $14.839
                               ---------     ---------      ---------     ---------     -------
Income from investment
 operations:
Net investment income               .811          .707           .655          .707        .736
Net realized and unrealized
  gain (loss) on investments
  and forward commitments          3.246         (.271)         1.057          .880       2.771
                               ---------     ---------      ---------     ---------     -------
Total from investment
 operations                        4.057          .436          1.712         1.587       3.507
                               ---------     ---------      ---------     ---------     -------
Less distributions:
Dividends from net
 investment income                 (.811)        (.707)         (.655)        (.707)      (.736)
Distribution from net
 realized gains                    (.399)        (.359)         (.598)        (.326)      (.303)
Distribution in excess of
 net realized gains                   --         (.003)            --         (.015)         --
                               ---------     ---------      ---------     ---------     -------
Total distributions               (1.210)       (1.069)        (1.253)       (1.048)     (1.039)
                               ---------     ---------      ---------     ---------     -------
Net asset value:
  End of year                  $  20.519     $  17.672      $  18.305     $  17.846     $17.307
                               =========     =========      =========     =========     =======
Total return                       23.28%         2.48%          9.70%         9.36%      24.00%

Net assets (in millions):
  End of year                  $1,823.14     $1,444.26      $1,296.54     $1,013.28     $797.04
Ratio of expenses to
 average net assets                  .38%          .39%           .40%          .41%        .42%
Ratio of net investment
 income to average net
 assets                             4.19%         3.93%          3.60%         4.07%       4.54%
Portfolio turnover rate            30.78%        26.59%         20.20%        25.43%      26.92%


                                  1990        1989        1988        1987        1986
                                  ----        ----        ----        ----        ----
Net asset value:
  Beginning of year            $15.428     $13.876     $13.095     $13.774     $12.244
                               -------     -------     -------     -------     -------
Income from investment
 operations:
Net investment income             .792        .823        .734        .624        .540
Net realized and unrealized
  gain (loss) on investments
  and forward commitments        (.445)      1.921       1.000       (.148)      1.653
                               -------     -------     -------     -------     -------
Total from investment
 operations                       .347       2.744       1.734        .476       2.193
                               -------     -------     -------     -------     -------
Less distributions:
Dividends from net
 investment income               (.811)      (.835)      (.728)      (.747)      (.560)
Distribution from net
 realized gains                  (.125)      (.357)      (.225)      (.408)      (.103)
Distribution in excess of
 net realized gains                 --          --          --          --          --
                               -------     -------     -------     -------     -------
Total distributions              (.936)     (1.192)      (.953)     (1.155)      (.663)
                               -------     -------     -------     -------     -------
Net asset value:
  End of year                  $14.839     $15.428     $13.876     $13.095     $13.774
                               =======     =======     =======     =======     =======
Total return                      2.37%      19.96%      13.40%       3.12%      18.30%

Net assets (in millions):
  End of year                  $574.15     $524.29     $401.22     $346.12     $236.15
Ratio of expenses to
 average net assets                .44%        .45%        .46%        .48%        .51%
Ratio of net investment
 income to average net
 assets                           5.37%       5.57%       5.29%       4.77%       4.81%
Portfolio turnover rate          24.55%      22.39%      25.70%      36.56%      58.75%

Total return information shown in the Financial Highlights tables does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

                       See Notes to Financial Statements

MML Equity Fund

SCHEDULE OF INVESTMENTS
December 31, 1995

                                                      Number        Market
                                                        of           Value
                                                      Shares       (Note 2A)
                                                   ------------  ------------
EQUITIES - 92.49%

Aerospace & Defense - 2.23%
 The Boeing Company.........................            202,500  $ 15,870,938
 TRW, Inc...................................            154,100    11,942,750
                                                   ------------  ------------
                                                        356,600    27,813,688
                                                   ------------  ------------

Agribusiness - 1.56%
 Archer-Daniels-Midland Company.............            359,975     6,479,550
 Pioneer Hi-Bred International, Inc.........            235,000    13,071,875
                                                   ------------  ------------
                                                        594,975    19,551,425
                                                   ------------  ------------

Apparel, Textiles, Shoes - .93%
 VF Corporation.............................            220,000    11,605,000
                                                   ------------  ------------

Automotive & Parts - 4.20%
 Ford Motor Company.........................            477,000    13,833,000
 Genuine Parts Company......................            433,500    17,773,500
 Goodyear Tire & Rubber Company.............            461,000    20,917,875
                                                   ------------  ------------
                                                      1,371,500    52,524,375
                                                   ------------  ------------

Banking, Savings & Loans - 6.16%
 The Bank of New York Company,
  Incorporated..............................            435,000    21,206,250
 Comerica, Incorporated.....................            435,000    17,454,375
 CoreStates Financial Corporation...........            410,500    15,547,687
 Norwest Corporation........................            291,000     9,603,000
 Wachovia Corporation.......................            288,200    13,185,150
                                                   ------------  ------------
                                                      1,859,700    76,996,462
                                                   ------------  ------------

Beverages - 1.95%
 Brown-Forman Corporation (Class B).........            333,000    12,154,500
 Pepsico, Incorporated......................            218,000    12,180,750
                                                   ------------  ------------
                                                        551,000    24,335,250
                                                   ------------  ------------

Chemicals - 4.03%
 Eastman Chemical Company...................            240,000    15,030,000
 E.I. du Pont de Nemours and Company........            166,500    11,634,187
 The Lubrizol Corporation...................            242,000     6,745,750
 Nalco Chemical Company.....................            335,000    10,091,875
 Rohm & Haas................................            106,300     6,843,063
                                                   ------------  ------------
                                                      1,089,800    50,344,875
                                                   ------------  ------------

Communications - 2.18%
 AT&T Corporation...........................            420,000    27,195,000
                                                   ------------  ------------

Computers & Office Equipment - 6.41%
 Hewlett-Packard Company....................            385,000    32,243,750
 International Business Machines Corporation            121,000    11,101,750
 Pitney Bowes, Inc..........................            423,500    19,904,500
 Xerox Corporation..........................            123,000    16,851,000
                                                   ------------  ------------
                                                      1,052,500    80,101,000
                                                   ------------  ------------

Containers - .97%
 Temple-Inland, Inc.........................            273,500    12,068,188
                                                   ------------  ------------

Cosmetics & Personal Care - 1.28%
 Kimberly-Clark Corporation.................            193,600    16,020,400
                                                   ------------  ------------

Electric Utilities - 1.84%
 Niagara Mohawk Power Corporation...........            463,500     4,461,187
 NIPSCO Industries, Inc.....................            200,000     7,650,000
 SCANA Corporation..........................            378,000    10,820,250
                                                   ------------  ------------
                                                      1,041,500    22,931,437
                                                   ------------  ------------

                                                      Number        Market
                                                        of           Value
                                                      Shares       (Note 2A)
                                                   ------------  ------------

EQUITIES (Continued)

Electrical Equipment & Electronics - 7.53%
 AMP, Incorporated..........................            580,000  $ 22,257,500
 General Electric Company...................            470,000    33,840,000
 General Signal Corporation.................            269,500     8,725,063
 Honeywell Inc..............................            272,500    13,250,313
 Hubbell, Incorporated (Class B)............            242,072    15,916,234
                                                   ------------  ------------
                                                      1,834,072    93,989,110
                                                   ------------  ------------

Energy - 8.65%
 Amoco Corporation..........................            380,000    27,312,500
 Atlantic Richfield Company.................            175,500    19,436,625
 Chevron Corporation........................            360,000    18,900,000
 Kerr-McGee Corporation.....................            250,100    15,881,350
 Mobil Corporation..........................            197,200    22,086,400
 USX Corporation - Marathon Group...........            145,000     2,827,500
 Union Pacific Resources Group, Inc.........             62,100     1,575,787
                                                   ------------  ------------
                                                      1,569,900   108,020,162
                                                   ------------  ------------

Financial Services - 1.33%
 American Express Company...................            400,000    16,550,000
                                                   ------------  ------------

Foods - 1.57%
 CPC International, Inc.....................            285,000    19,558,125
                                                   ------------  ------------

Forest Products & Paper - 2.37%
 Westvaco Corporation.......................            335,755     9,317,201
 Weyerhaeuser Company.......................            467,500    20,219,375
                                                   ------------  ------------
                                                        803,255    29,536,576
                                                   ------------  ------------

Hardware & Tools - 1.30%
 The Stanley Works..........................            315,500    16,248,250
                                                   ------------  ------------

Healthcare - 9.60%
 Becton, Dickinson and Company..............            260,000    19,500,000
 Bristol-Myers Squibb Company...............            507,500    43,581,562
 Pfizer, Incorporated.......................            600,000    37,800,000
 Schering-Plough Corp.......................            347,500    19,025,625
                                                   ------------  ------------
                                                      1,715,000   119,907,187
                                                   ------------  ------------

Household Products - .91%
 The Clorox Company.........................            159,500    11,424,188
                                                   ------------  ------------

Industrial Distribution - 1.25%
 W. W. Grainger, Inc........................            236,000    15,635,000
                                                   ------------  ------------

Industrial Transportation - 1.54%
 Norfolk Southern Corporation...............            242,000    19,208,750
                                                   ------------  ------------

Insurance - 4.92%
 Allstate Corporation.......................            185,182     7,615,610
 Jefferson-Pilot Corporation................            207,000     9,625,500
 MBIA, Inc..................................            154,000    11,550,000
 SAFECO Corporation.........................            750,000    25,875,000
 Unitrin, Inc...............................            140,000     6,720,000
                                                   ------------  ------------
                                                      1,436,182    61,386,110
                                                   ------------  ------------

Machinery & Components - 1.62%
 Dover Corporation..........................            325,000    11,984,375
 Parker-Hannifin Corporation................            242,050     8,290,213
                                                   ------------  ------------
                                                        567,050    20,274,588
                                                   ------------  ------------

Metals & Mining - .27%
 Reynolds Metals Company....................             60,000     3,397,500
                                                   ------------  ------------

MML Equity Fund

December 31, 1995

                                                      Number        Market
                                                        of           Value
                                                      Shares       (Note 2A)
                                                   ------------  ------------

EQUITIES (Continued)

Miscellaneous - 2.59%
 Harsco Corporation.........................            169,500  $  9,852,187
 Minnesota Mining &
  Manufacturing Company.....................            340,000    22,525,000
                                                   ------------  ------------
                                                        509,500    32,377,187
                                                   ------------  ------------

Photography - 1.21%
 Eastman Kodak Company......................            225,000    15,075,000
                                                   ------------  ------------

Publishing & Printing - 4.35%
 The Dun & Bradstreet Corporation...........            308,500    19,975,375
 McGraw-Hill Companies, Inc.................            224,000    19,516,000
 R. R. Donnelley & Sons Company.............            378,000    14,883,750
                                                   ------------  ------------
                                                        910,500    54,375,125
                                                   ------------  ------------

Retail - 2.32%
 J.C. Penney Company, Inc...................             89,400     4,257,675
 The May Department Stores Company..........            363,000    15,336,750
 Sears Roebuck and Company..................            242,000     9,438,000
                                                   ------------  ------------
                                                        694,400    29,032,425
                                                   ------------  ------------

Retail - Grocery - 1.20%
 Albertson's, Inc...........................            455,200    14,964,700
                                                   ------------  ------------

Telephone Utilities - 2.64%
 Ameritech Corporation......................            182,000    10,738,000
 Frontier Corporation.......................            423,500    12,705,000
 Southern New England
  Telecommunications Corporation............            240,000     9,540,000
                                                   ------------  ------------
                                                        845,500    32,983,000
                                                   ------------  ------------

Tobacco - 1.58%
 American Brands, Inc.......................            442,000    19,724,250
                                                   ------------  ------------

Total Equities
 (Cost $784,795,485)........................                    1,155,154,333
                                                                -------------

                                                    Principal
                                                     Amount
                                                   -----------
SHORT-TERM INVESTMENTS - 11.69%

Commercial Paper
 Aristar, Inc.
  5.600%         2/14/96....................       $  3,480,000     3,456,181
 Comdisco, Inc.
  6.030%         1/11/96....................          3,545,000     3,539,062
 Comdisco, Inc.
  6.030%         1/12/96....................          3,300,000     3,293,920
 Comdisco, Inc.
  6.000%         1/22/96....................          4,610,000     4,593,235
 Comdisco, Inc.
  5.950%         2/12/96....................          4,790,000     4,756,356
 ConAgra, Inc.
  5.970%         1/3/96.....................          5,585,000     5,583,148
 ConAgra, Inc.
  5.930%         1/24/96....................          3,615,000     3,601,304


                                                                    Market
                                                    Principal        Value
                                                     Amount        (Note 2A)
                                                   ------------  ------------
SHORT-TERM INVESTMENTS (Continued)

Commercial Paper (Continued)
 ConAgra, Inc.
  5.930%         2/1/96.....................       $  4,590,000  $  4,566,562
 ConAgra, Inc.
  5.770%         2/6/96.....................          3,835,000     3,812,872
 Dana Credit Corporation
  6.000%         1/31/96....................          6,220,000     6,187,578
 Dana Credit Corporation
  5.950%         2/16/96....................          4,295,000     4,261,793
 Dana Credit Corporation
  5.820%         3/21/96....................          3,165,000     3,123,042
 Dominion Resources Inc.
  6.010%         1/23/96....................          5,200,000     5,180,901
 Florida Power & Light Co.
  5.580%         2/7/96.....................          2,255,000     2,242,068
 GTE Corporation
  5.950%         2/2/96.....................          5,225,000     5,197,366
 GTE Corporation
  5.830%         2/9/96.....................          5,900,000     5,862,737
 Illinois Power Company
  6.000%         1/25/96....................          3,225,000     3,212,100
 Illinois Power Company
  6.100%         2/5/96.....................          2,380,000     2,365,885
 Illinois Power Company
  5.930%         2/8/96.....................          4,000,000     3,974,962
 MAPCO Inc.
  6.050%         1/5/96.....................          4,575,000     4,571,925
 MAPCO Inc.
  6.000%         1/8/96.....................          4,385,000     4,379,884
 MAPCO Inc.
  6.000%         1/10/96....................          4,000,000     3,994,000
 ORIX Credit Alliance, Inc.
  6.080%         1/17/96....................          5,865,000     5,848,749
 ORIX Credit Alliance, Inc.
  6.070%         1/19/96....................          5,160,000     5,144,178
 ORIX Credit Alliance, Inc.
  6.000%         1/26/96....................          4,000,000     3,983,333
 ORIX Credit Alliance, Inc.
  6.070%         1/30/96....................          4,000,000     3,980,175
 ORIX Credit Alliance, Inc.
  5.750%         2/14/96....................          8,000,000     7,943,778
 Public Service Company of Colorado
  6.000%         1/29/96....................          6,410,000     6,380,087
 Rite Aid Corporation
  5.900%         2/26/96....................          3,790,000     3,754,926
 Rite Aid Corporation
  5.980%         1/16/96....................          3,500,000     3,491,057
 Texas Utilities Electric Company
  5.950%         1/2/96.....................          4,000,000     3,999,339
 Textron, Inc.
  5.970%         2/29/96....................          1,500,000     1,485,146
 Tyson Foods, Inc.
  6.050%         1/4/96.....................          1,340,000     1,339,324
 Tyson Foods, Inc.
  5.990%         1/9/96.....................          2,745,000     2,741,346
 Tyson Foods, Inc.
  5.990%         1/18/96....................          4,165,000     4,152,537
                                                   ------------  ------------
Total Short-Term Investments
  (Cost $146,006,980).......................       $146,650,000   146,000,856
                                                   ============  ============

MML Equity Fund

December 31, 1995

                                                                     Market
                                                                      Value
                                                                    (Note 2A)
                                                                 --------------
Total Investments -
 (Cost $930,802,465) (a)                                104.18%  $1,301,155,189
Other Assets -                                              27        3,422,570
Liabilities -                                            (4.45)     (55,678,753)
                                                        -------  --------------
Net Assets -                                            100.00%  $1,248,899,006
                                                        =======  ==============

(a)  Federal Income Tax Information: At
     December 31, 1995 the net unrealized
     appreciation on investments based on cost of $930,814,277 for federal income tax purposes is as follows:

     Aggregate gross unrealized appreciation for
     all investments in which there is an excess
     of market value over tax cost..................             $  378,715,018

     Aggregate gross unrealized depreciation for
     all investments in which there is an excess
     of tax cost over market value..................                 (8,374,106)
                                                                 --------------
     Net unrealized appreciation....................             $  370,340,912
                                                                 ==============

                      See Notes to Financial Statements.

MML Money Market Fund

SCHEDULE OF INVESTMENTS
December 31, 1995

                                                                    Market
                                                    Principal        Value
                                                     Amount        (Note 2A)
                                                   ------------  ------------
SHORT-TERM INVESTMENTS - 100.57%
Commercial Paper
 Anheuser-Busch Companies, Inc.
  5.550%         3/7/96.....................       $  2,115,000  $  2,093,480
 Aristar, Inc.
  5.780%         1/30/96....................          4,000,000     3,981,375
 Atlantic Richfield Corp.
  5.600%         2/9/96.....................          2,800,000     2,783,013
 Baltimore Gas & Electric Company
  5.680%         1/19/96....................          3,015,000     3,006,437
 Bell Atlantic Network Funding Corp.
  5.450%         2/22/96....................          2,035,000     2,018,980
 Bell Atlantic Network Funding Corp.
  5.510%         2/23/96....................          2,265,000     2,246,626
 Campbell Soup Company
  5.650%         1/16/96....................          3,210,000     3,202,443
 Caterpillar Financial Services Corp.
  5.650%         2/15/96....................          1,915,000     1,901,475
 Coca Cola Company
  5.580%         2/2/96.....................          1,425,000     1,417,932
 Coca Cola Company
  5.350%         3/6/96.....................          1,000,000       990,340
 Coca Cola Financial Corporation
  5.580%         2/1/96.....................          1,845,000     1,836,135
 Consolidated Natural Gas Company
  5.630%         2/6/96.....................          1,435,000     1,426,921
 Dresser Industries, Inc.
  5.750%         1/31/96....................          2,200,000     2,189,458
 Dresser Industries, Inc.
  5.650%         1/26/96....................          1,800,000     1,792,938
 E.I. du Pont de Nemours and Company
  5.660%         1/17/96....................          3,015,000     3,007,416
 Echlin Inc.
  5.710%         1/26/96....................          2,000,000     1,992,069
 Eli Lilly & Company
  5.670%         1/19/96....................          1,890,000     1,884,642
 Eli Lilly & Company
  5.550%         3/28/96....................          2,400,000     2,367,810
 Ford Motor Credit Company
  5.350%         7/22/96....................          4,000,000     3,879,328
 GTE Corporation
  5.850%         2/14/96....................          2,545,000     2,526,803
 GTE Corporation
  5.840%         2/16/96....................            230,000       228,284
 GTE Corporation
  5.600%         3/5/96.....................          1,580,000     1,564,270
 General Electric Company
  5.420%         5/3/96.....................          1,125,000     1,104,167
 General Motors Acceptance Corporation
  5.570%         3/15/96....................          2,080,000     2,056,185
 General Motors Acceptance Corporation
  5.847%         1/2/96.....................            510,000       510,000
 Georgia Power Company
  5.610%         3/6/96.....................            360,000       356,354
 Georgia Power Company
  5.640%         2/12/96....................          3,900,000     3,874,338
 Great Lakes Chemical Corp.
  5.670%         1/22/96....................          1,735,000     1,729,261
 Hercules Incorporated
  5.660%         2/16/96....................          1,870,000     1,856,476
 Hercules Incorporated
  5.350%         6/19/96....................          1,600,000     1,559,578
 Indianapolis Power & Light Company
  5.680%         1/25/96....................          2,025,000     2,017,332


                                                                    Market
                                                    Principal        Value
                                                     Amount        (Note 2A)
                                                   ------------  ------------
SHORT-TERM INVESTMENTS (Continued)

Commercial Paper (Continued)
 John Deere Capital Corporation
  5.680%         2/13/96....................       $  3,930,000  $  3,903,337
 McCormick & Company Inc.
  5.600%         1/29/96....................          2,855,000     2,842,565
 Minnesota Mining and Manufacturing Company
  5.480%         3/14/96....................          2,460,000     2,432,664
 Nestle Capital Corporation
  5.660%         1/23/96....................          1,595,000     1,589,483
 Nestle Capital Corporation
  5.370%         4/11/96....................          2,720,000     2,679,021
 Northern Illinois Gas Company
  5.670%         1/12/96....................          4,500,000     4,492,204
 Northern States Power Company
  5.680%         1/18/96....................          2,020,000     2,014,582
 Pacificorp
  5.710%         1/5/96.....................          1,570,000     1,569,004
 Pacificorp
  5.700%         2/7/96.....................          2,250,000     2,236,819
 J.C. Penney Funding Corp.
  5.650%         2/8/96.....................          3,785,000     3,762,427
 Pepsico Inc.
  5.700%         1/12/96....................            820,000       818,572
 Pepsico Inc.
  5.550%         2/6/96.....................          1,770,000     1,760,177
 Pioneer Hi-Bred International, Inc.
  5.700%         1/24/96....................          3,375,000     3,362,709
 Pitney Bowes Credit Corporation
  5.620%         2/5/96.....................          3,060,000     3,043,281
 Proctor & Gamble Company
  5.610%         2/21/96....................          4,000,000     3,968,210
 Southern New England Telecommunications
 Corporation
  5.700%         1/31/96....................          1,530,000     1,522,733
 Southwestern Bell Telephone Company
  5.500%         2/27/96....................          4,180,000     4,143,599
                                                   ------------  ------------


Total Short-Term Investments
  (Cost $109,543,253) (a)                          $110,345,000   109,543,253
                                                   ============  ------------
Total Investments -
 (Cost $109,543,253) (a)                 100.57%                  109,543,253
Other Assets -                              .01                         3,459
Liabilities -                              (.58)                     (626,511)
                                         -------                 ------------
Net Assets -                             100.00%                 $108,920,201
                                         =======                 ============

(a) Federal Income Tax Information: The aggregate cost for investments for the MML Money Market Fund as of December 31, 1995 is the same for financial reporting and federal income tax purposes.
   December 31, 1995 seven-day average yield for the portfolio: 5.25%

                      See Notes to Financial Statements.

MML Managed Bond Fund

SCHEDULE OF INVESTMENTS
December 31, 1995

                                                                    Market
                                                    Principal        Value
                                                     Amount        (Note 2A)
                                                   ------------  ------------
BONDS AND NOTES - 95.72%

Asset Backed Securities - 10.03%
Auto Receivables
 Daimler-Benz Auto Grantor Trust 1995-A
  5.850%         5/15/02.....................      $  2,883,620  $  2,894,433
 Daimler-Benz Vehicle Trust 1994-A
  5.950%         12/15/00....................           660,968       662,059
 Ford Credit 1994-B Grantor Trust
  7.300%         10/15/99....................           959,110       977,390
 GMAC 1992-E Grantor Trust
  4.750%         8/15/97.....................           321,666       320,257
 Honda Auto Receivables 1992-A Grantor Trust
  4.900%         6/15/98.....................           195,325       194,653
 Jet Equipment Trust 1995-A
  8.235%         5/1/15......................         1,990,986     2,187,895
 Midlantic Auto Grantor Trust 1992-1
  4.300%         9/15/97.....................            93,624        93,594
 Nissan Auto Receivables 1994-A Grantor Trust
  6.450%         9/15/99.....................         1,547,068     1,560,110
 Railcar Trust No. 1992-1
  7.750%         6/1/04......................         1,715,380     1,849,385
 World Omni 1994-A Automobile Lease
 Securitization Trust
  6.450%         9/25/00.....................         2,131,553     2,145,110
 World Omni 1995-A Automobile Lease
 Securitization Trust
  6.050%         11/25/01....................         3,000,000     3,026,250
                                                   ------------  ------------
Total Asset Backed Securities
 (Cost $15,716,572)                                  15,499,300    15,911,136
                                                   ------------  ------------

Corporate Debt - 51.52%
 American Airlines, Inc.
  9.780%         11/26/11....................         2,000,000     2,364,400
 AMR Corporation
  9.000%         8/1/12......................         1,000,000     1,127,770
 Analog Devices, Inc.
  6.625%         3/1/00......................         1,000,000     1,012,980
 Associates Corporation of North America
  7.875%         9/30/01.....................         2,000,000     2,182,260
 Atlantic Richfield Company
  7.770%         2/13/02.....................         3,000,000     3,275,310
 BP America Inc.
  8.500%         4/15/01.....................         2,000,000     2,240,220
 Bell Atlantic Financial Services, Inc.
  6.610%         2/4/00......................         2,000,000     2,064,600
 Columbia Gas System, Inc.
  6.610%         11/28/02....................         2,000,000     2,036,220
 Commercial Credit Company
  7.750%         3/1/05......................         3,000,000     3,333,180
 Corning Glass Works, Inc.
  8.875%         3/15/16.....................           500,000       603,690
 Dow Capital
  7.125%         1/15/03.....................         4,000,000     4,167,880
 English China Clays Delaware, Inc.
  7.375%         10/1/02.....................         1,000,000     1,059,300
 Equifax, Inc.
  6.500%         6/15/03.....................         1,250,000     1,273,950
 ERAC USA Finance Company 144A
  7.875%         3/15/98.....................         1,500,000     1,576,875
 Foster Wheeler Corporation
  6.750%         11/15/05....................         2,000,000     2,061,620
 General Electric Capital Corporation
  8.750%         5/21/07.....................         1,000,000     1,206,390
 General Motors Acceptance Corporation
  6.300%         9/10/97.....................         2,500,000     2,529,150


                                                                    Market
                                                    Principal        Value
                                                     Amount        (Note 2A)
                                                   ------------  ------------
BONDS AND NOTES (Continued)

Corporate Debt (Continued)
 The Goldman Sachs Group, L.P. 144A
  6.200%         2/15/01.....................      $  2,000,000  $  2,004,360
 Hercules Incorporated
  6.625%         6/1/03......................         2,000,000     2,055,180
 Imcera Group, Inc.
  6.000%         10/15/03....................         2,000,000     1,924,780
 ITT Corporation (New)
  7.375%         11/15/15....................         3,500,000     3,608,500
 Leucadia National Corporation
  7.750%         8/15/13.....................         2,000,000     2,070,380
 Lockheed Corporation
  5.650%         4/1/97......................         2,000,000     1,995,500
 McDonnell Douglas Corporation
  9.250%         4/1/02......................         1,400,000     1,630,160
 Newmont Mining Corporation
  8.625%         4/1/02......................         2,000,000     2,209,980
 News America Holdings Incorporated
  9.250%         2/1/13......................         1,000,000     1,177,840
 Penske Truck Leasing Co., L.P.
  7.750%         5/15/99.....................         1,250,000     1,305,450
 Polaroid Corporation
  7.250%         1/15/97.....................         1,000,000     1,013,290
 Polaroid Corporation
  8.000%         3/15/99.....................         1,000,000     1,056,350
 Ralston Purina Company
  7.750%         10/1/15.....................         3,000,000     3,222,240
 Rolls-Royce Capital Inc.
  7.125%         7/29/03.....................         1,500,000     1,564,890
 Service Corporation International
  7.000%         6/1/15......................         2,250,000     2,507,018
 Tenaga Nasional Berhad 144A
  7.875%         6/15/04.....................         1,250,000     1,373,563
 Textron Inc.
  9.550%         3/19/01.....................         1,000,000     1,136,100
 Thomas & Betts Corporation
  8.250%         1/15/04.....................         1,500,000     1,645,035
 Time Warner, Inc.
  7.750%         6/15/05.....................         3,000,000     3,123,090
 US West Capital Funding Corporation
  8.375%         10/18/99....................         3,000,000     3,262,140
 Union Oil of California
  8.750%         8/15/01.....................         1,500,000     1,669,890
 United Air Lines, Inc.
  10.110%        2/19/06.....................           476,860       540,998
 Valassis Communications, Inc.
  9.550%         12/1/03.....................         2,000,000     2,039,240
 Westinghouse Electric Corporation
  8.375%         6/15/02.....................         1,200,000     1,237,680
 W.R. Grace & Co.
  7.750%         10/1/02.....................         2,100,000     2,273,250
                                                   ------------  ------------
Total Corporate Debt
 (Cost $78,945,707)..........................        76,676,860    81,762,699
                                                   ============  ============


MML Managed Bond Fund

December 31, 1995

                                                                    Market
                                                    Principal        Value
                                                     Amount        (Note 2A)
                                                   ------------  ------------

BONDS AND NOTES (Continued)

U.S. Government Agency Obligations - 19.01%

Federal Home Loan Mortgage
 Corporation (FHLMC) - 4.06%

Collateralized Mortgage Obligations - 3.91%
 FHLMC Series 1080 Class D
  7.000%         7/15/20.....................      $  2,000,000  $  2,032,500
 FHLMC Series 1322 Class G
  7.500%         2/15/07.....................         2,000,000     2,088,740
 FHLMC Series 1460 Class H
  7.000%         5/15/07.....................         2,000,000     2,072,500
                                                   ------------  ------------
                                                      6,000,000     6,193,740
                                                   ------------  ------------

Pass-Through Securities - .15%
 FHLMC
  9.000%         3/1/17......................           228,281       242,521
                                                   ------------  ------------
                                                      6,228,281     6,436,261
                                                   ------------  ------------

Federal National Mortgage
 Association (FNMA) - 3.32%

Collateralized Mortgage Obligations - 2.81%
 FNMA Series 1993-175 Class PL
  5.000%         10/25/02....................         2,000,000     1,980,000
 FNMA Series 1993-191 Class PD
  5.400%         3/25/04.....................         1,500,000     1,486,395
 FNMA Series 1993-221 Class PD
  6.000%         12/25/08....................         1,000,000       989,680
                                                   ------------  ------------
                                                      4,500,000     4,456,075
                                                   ------------  ------------

Pass-Through Securities - .51%
 FNMA
  9.000%         5/1/09......................           761,881       809,971
                                                   ------------  ------------
                                                      5,261,881     5,266,046
                                                   ------------  ------------

Government National Mortgage
  Association (GNMA) - 9.10%

Collateralized Mortgage Obligations - .60%
 JHM Acceptance Corporation, Series E Class 5
  8.960%         4/1/19......................           895,053       956,587
                                                   ------------  ------------

Pass-Through Securities - 8.50%
 GNMA
  8.000%         6/15/06 - 3/15/08...........         6,449,335     6,833,391
 GNMA - ARMS
  6.000%         7/20/25 - 12/20/25..........         6,586,262     6,659,175
                                                   ------------  ------------
                                                     13,035,597    13,492,566
                                                   ------------  ------------
                                                     13,930,650    14,449,153
                                                   ------------  ------------

                                                                    Market
                                                    Principal        Value
                                                     Amount        (Note 2A)
                                                   ------------  ------------
BONDS AND NOTES (Continued)

U.S. Government Guaranteed Notes - 2.53%
 1994-A Atlanta, GA
  5.780%         8/1/98......................      $    130,000  $    130,637
 1994-A Baxter Springs, KS
  5.780%         8/1/98......................           700,000       703,430
 1994-A Boston, MA
  5.780%         8/1/98......................           745,000       748,650
 1994-A Detroit, MI
  5.780%         8/1/98......................           385,000       386,887
 1994-A Egg Harbor, NJ
  5.780%         8/1/98......................           260,000       261,274
 1994-A Kansas City, MO
  5.780%         8/1/98......................           550,000       552,695
 1994-A Mayaguez, PR
  5.780%         8/1/98......................           295,000       296,446
 1994-A Rochester, NY
  5.780%         8/1/98......................           300,000       301,470
 1994-A Sacramento, CA
  5.780%         8/1/98......................            55,000        55,270
 1994-A Saginaw, MI
  5.780%         8/1/98......................           315,000       316,544
 1994-A Youngstown, OH
  5.780%         8/1/98......................           265,000       266,299
                                                   ------------  ------------
                                                      4,000,000     4,019,602
                                                   ------------  ------------
Total U.S. Government Agency Obligations
 (Cost $29,136,748)..........................        29,420,812    30,171,062
                                                   ------------  ------------

U.S. Treasury Obligations - 15.16%

U.S. Treasury Bonds - 9.28%
 U.S. Treasury Bond
  8.875%         8/15/17.....................        11,000,000    14,733,070
                                                   ------------  ------------

U.S. Treasury Notes - 3.50%
 U.S. Treasury Note
  7.250%         5/15/04.....................         5,000,000     5,550,000
                                                   ------------  ------------

U.S. Treasury Strips - 2.38%
 U.S. Treasury Strip - Principal Only
  0.000%         2/15/15.....................        12,200,000     3,775,290
                                                   ------------  ------------

Total U.S. Treasury Obligations
 (Cost $21,674,338)..........................        28,200,000    24,058,360
                                                   ------------  ------------

Total Bonds and Notes
 (Cost $145,473,365).........................      $149,796,972   151,903,257
                                                   ============  ============

MML Managed Bond Fund

December 31, 1995


                                                                    Market
                                                    Principal        Value
                                                     Amount        (Note 2A)
                                                   ------------  ------------
SHORT-TERM INVESTMENTS - 1.62%

Commercial Paper
 ORIX Credit Alliance, Inc.
  6.400%         1/5/96........................    $  2,185,000  $  2,183,446
 Ryder System Inc.
  6.000%         1/2/96........................         395,000       394,934
                                                   ------------  ------------
Total Short-Term Investments
 (Cost $2,578,380)                                 $  2,580,000     2,578,380
                                                   ============  ------------

Total Investments
 (Cost $148,051,745) (a)                      97.34%              154,481,637
Other Assets -                                 9.33                14,800,734
Liabilities -                                 (6.67)              (10,584,233)
                                             -------             ------------
Net Assets -                                 100.00%             $158,698,138
                                             =======             ============

(a)  Federal Income Tax Information. At
     December 31, 1995 the net unrealized
     appreciation on investments based on
     cost of $148,061,936 for federal income
     tax purposes is as follows.

     Aggregate gross unrealized appreciation for
     all investments and forward commitments in
     which there is an excess of market value over
     tax cost.................................................   $  7,077,046

     Aggregate gross unrealized depreciation for
     all investments and forward commitments in
     which there is an excess of tax cost over
     market value.............................................       (657,345)
                                                                 ------------

        Net unrealized appreciation...........................   $  6,419,701
                                                                 ============


                       See Notes to Financial Statements

MML Blend Fund

SCHEDULE OF INVESTMENTS
December 31, 1995


                                                     Number         Market
                                                       of            Value
                                                     Shares        (Note 2A)
                                                   ------------  ------------
EQUITIES - 55.32%

Aerospace & Defense - 1.42%
 The Boeing Company..........................           193,500  $ 15,165,563
 TRW, Inc....................................           138,500    10,733,750
                                                   ------------  ------------
                                                        332,000    25,899,313
                                                   ------------  ------------

Agribusiness - .95%
 Archer-Daniels-Midland Company..............           318,017     5,724,306
 Pioneer Hi-Bred International, Inc..........           208,000    11,570,000
                                                   ------------  ------------
                                                        526,017    17,294,306
                                                   ------------  ------------

Apparel, Textiles, Shoes - .60%
 VF Corporation..............................           208,000    10,972,000
                                                   ------------  ------------

Automotive & Parts - 2.57%
 Ford Motor Company..........................           410,000    11,890,000
 Genuine Parts Company.......................           397,000    16,277,000
 Goodyear Tire & Rubber Company..............           412,200    18,703,575
                                                   ------------  ------------
                                                      1,219,200    46,870,575
                                                   ------------  ------------

Banking, Savings & Loans - 3.85%
 The Bank of New York Company, Incorporated..           390,000    19,012,500
 Comerica, Incorporated......................           397,000    15,929,625
 CoreStates Financial Corporation............           374,800    14,195,550
 Norwest Corporation.........................           262,000     8,646,000
 Wachovia Corporation........................           270,600    12,379,950
                                                   ------------  ------------
                                                      1,694,400    70,163,625
                                                   ------------  ------------

Beverages - 1.25%
 Brown-Forman Corporation (Class B)..........           319,500    11,661,750
 Pepsico, Incorporated.......................           200,000    11,175,000
                                                   ------------  ------------
                                                        519,500    22,836,750
                                                   ------------  ------------

Chemicals - 2.12%
 Eastman Chemical Company....................           216,475    13,556,747
 E.I. du Pont de Nemours and Company.........           146,000    10,201,750
 The Lubrizol Corporation....................           216,000     6,021,000
 Nalco Chemical Company......................           295,000     8,886,875
                                                   ------------  ------------
                                                        873,475    38,666,372
                                                   ------------  ------------

Communications - .66%
 AT&T Corporation............................           185,000    11,978,750
                                                   ------------  ------------

Computers & Office Equipment - 3.88%
 Hewlett-Packard Company.....................           343,000    28,726,250
 International Business Machines Corporation.           106,000     9,725,500
 Pitney Bowes, Inc...........................           371,000    17,437,000
 Xerox Corporation...........................           108,000    14,796,000
                                                   ------------  ------------
                                                        928,000    70,684,750
                                                   ------------  ------------

Cosmetic & Personal Care - .80%
 Kimberly-Clark Corporation..................           176,200    14,580,550
                                                   ------------  ------------

Electric Utilities - 1.11%
 Niagara Mohawk Power Corporation............           416,000     4,004,000
 NIPSCO Industries, Inc......................           178,000     6,808,500
 SCANA Corporation...........................           326,000     9,331,750
                                                   ------------  ------------
                                                        920,000    20,144,250
                                                   ------------  ------------

Electrical Equipment & Electronics - 4.63%
 AMP, Inc....................................           530,000    20,338,750
 General Electric Company....................           420,000    30,240,000
 General Signal Corporation..................           243,000     7,867,125
 Honeywell Inc...............................           243,000    11,815,875
 Hubbell, Incorporated (Class B).............           215,940    14,198,055
                                                   ------------  ------------
                                                      1,651,940    84,459,805
                                                   ------------  ------------


                                                     Number         Market
                                                       of            Value
                                                     Shares        (Note 2A)
                                                   ------------  ------------
EQUITIES (Continued)

Energy - 5.08%
 Amoco Corporation...........................           332,000  $ 23,862,500
 Atlantic Richfield Company..................           151,000    16,723,250
 Chevron Corporation.........................           324,000    17,010,000
 Kerr-McGee Corporation......................           216,000    13,716,000
 Mobil Corporation...........................           177,100    19,835,200
 Union Pacific Resources Group, Inc..........            55,400     1,405,775
                                                   ------------  ------------
                                                      1,255,500    92,552,725
                                                   ------------  ------------

Financial Services - .80%
 American Express Company....................           352,500    14,584,688
                                                   ------------  ------------

Foods - 1.07%
 CPC International, Inc......................           285,000    19,558,125
                                                   ------------  ------------

Forest Products & Paper - 1.54%
 Westvaco Corporation........................           363,012    10,073,583
 Weyerhaeuser Company........................           415,000    17,948,750
                                                   ------------  ------------
                                                        778,012    28,022,333
                                                   ------------  ------------

Hardware & Tools - .81%
 The Stanley Works...........................           285,300    14,692,950
                                                   ------------  ------------

Healthcare - 5.96%
 Becton, Dickinson and Company...............           247,800    18,585,000
 Bristol-Myers Squibb Company................           450,000    38,643,750
 Pfizer, Incorporated........................           540,000    34,020,000
 Schering-Plough Corp........................           318,400    17,432,400
                                                   ------------  ------------
                                                      1,556,200   108,681,150
                                                   ------------  ------------

Household Products - .57%
 The Clorox Company..........................           146,000    10,457,250
                                                   ------------  ------------

Industrial Distribution - .77%
 W. W. Grainger, Inc.........................           212,300    14,064,875
                                                   ------------  ------------

Industrial Transportation - .92%
 Norfolk Southern Corporation................           212,000    16,827,500
                                                   ------------  ------------

Insurance - 2.99%
 Allstate Corporation........................           165,501     6,806,228
 Jefferson-Pilot Corporation.................           183,000     8,509,500
 MBIA, Inc...................................           135,000    10,125,000
 SAFECO Corporation..........................           668,000    23,046,000
 Unitrin, Inc................................           125,000     6,000,000
                                                   ------------  ------------
                                                      1,276,501    54,486,728
                                                   ------------  ------------

Machinery & Components - 1.05%
 Dover Corporation...........................           286,000    10,546,250
 Parker-Hannifin Corporation.................           251,750     8,622,438
                                                   ------------  ------------
                                                        537,750    19,168,688
                                                   ------------  ------------

Metals & Mining - .17%
 Reynolds Metals Company.....................            55,000     3,114,375
                                                   ------------  ------------

Miscellaneous - 1.62%
 Harsco Corporation..........................           159,050     9,244,781
 Minnesota Mining &
  Manufacturing Company......................           305,000    20,206,250
                                                   ------------  ------------
                                                        464,050    29,451,031
                                                   ------------  ------------

Photography - .73%
 Eastman Kodak Company.......................           198,500    13,299,500
                                                   ------------  ------------

MML Blend Fund

December 31, 1995


                                                     Number         Market
                                                       of            Value
                                                     Shares        (Note 2A)
                                                   ------------  ------------
EQUITIES (Continued)

Publishing & Printing - 2.66%
 The Dun & Bradstreet Corporation............           276,000  $ 17,871,000
 McGraw-Hill Companies, Inc..................           200,000    17,425,000
 R.R. Donnelley & Sons Company...............           334,000    13,151,250
                                                   ------------  ------------
                                                        810,000    48,447,250
                                                   ------------  ------------

Retail - 1.42%
 J.C. Penney Company, Inc....................            81,000     3,857,625
 The May Department Stores Company...........           324,000    13,689,000
 Sears Roebuck and Company...................           216,000     8,424,000
                                                   ------------  ------------
                                                        621,000    25,970,625
                                                   ------------  ------------

Retail - Grocery - .75%
 Albertson's, Inc............................           418,300    13,751,612
                                                   ------------  ------------

Telephone Utilities - 1.63%
 Ameritech Corporation.......................           170,000    10,030,000
 Frontier Corporation........................           371,000    11,130,000
 Southern New England
  Telecommunications Corporation.............           216,000     8,586,000
                                                   ------------  ------------
                                                        757,000    29,746,000
                                                   ------------  ------------

Tobacco - .94%
 American Brands, Inc........................           384,000    17,136,000
                                                   ------------  ------------
Total Equities
 (Cost $627,696,809).........................                   1,008,564,451
                                                                -------------



                                                    Principal
                                                     Amount
                                                   ------------
BONDS AND NOTES - 15.36%

Asset Backed Securities - 1.16%
Auto Receivables
 Daimler-Benz Auto Grantor Trust 1995-A
  5.850%         5/15/02.....................      $  2,403,016     2,412,028
 Daimler-Benz Vehicle Trust 1994-A
  5.950%         12/15/00....................         1,321,937     1,324,118
 Ford Credit Auto Loan Master Trust,
 Series 1992-1
  6.875%         1/15/99.....................         1,500,000     1,520,625
 Ford Credit 1994-B Grantor Trust
  7.300%         10/15/99....................         1,278,813     1,303,187
 GMAC 1992-E Grantor Trust
  4.750%         8/15/97.....................           193,000       192,154
 Honda Auto Receivables 1992-A Grantor Trust
  4.900%         6/15/98.....................           195,325       194,653
 Nissan Auto Receivables 1994-A Grantor Trust
  6.450%         9/15/99.....................         4,177,084     4,212,297
 Railcar Trust No. 1992-1
  7.750%         6/1/04......................         1,552,419     1,673,694
 World Omni 1994-A Automobile Lease
 Securitization Trust
  6.450%         9/25/00.....................         4,689,417     4,719,242
 World Omni 1995-A Automobile Lease
 Securitization Trust
  6.050%         11/25/01....................         3,500,000     3,530,625
                                                   ------------  ------------
Total Asset Backed Securities
  (Cost $20,966,611).........................        20,811,011    21,082,623
                                                   ------------  ------------


                                                                    Market
                                                    Principal        Value
                                                     Amount        (Note 2A)
                                                   ------------  ------------
BONDS AND NOTES (Continued)

Corporate Debt - 5.49%
 AMR Corporation
  9.000%         8/1/12......................      $  2,000,000  $  2,255,540
 American Airlines, Inc.
  9.780%         11/26/11....................         5,000,000     5,911,000
 American Brands, Inc.
  8.750%         2/15/96.....................         1,000,000     1,002,850
 American General Finance Corporation
  7.750%         1/15/97.....................         2,000,000     2,041,440
 Analog Devices, Inc.
  6.625%         3/1/00......................         1,500,000     1,519,470
 Bell Atlantic Financial Services Inc.
  6.610%         2/4/00......................         1,000,000     1,032,300
 Cardinal Distribution, Inc.
  8.000%         3/1/97......................         2,000,000     2,051,560
 Chrysler Financial Corp.
  6.620%         4/29/97.....................         2,000,000     2,023,180
 Columbia Gas System, Inc.
  6.610%         11/28/02....................         3,000,000     3,054,330
 Commercial Credit Company
  7.750%         3/1/05......................         2,500,000     2,777,650
 Corning Glass Works, Inc.
  8.875%         3/15/16.....................           500,000       603,690
 Delta Air Lines, Inc.
  8.540%         1/2/07......................         4,578,616     4,962,075
 ERAC USA Finance Company 144A
  7.875%         3/15/98.....................         4,000,000     4,205,000
 English China Clays Delaware, Inc.
  7.375%         10/1/02.....................         1,000,000     1,059,300
 Ford Motor Credit Company
  8.450%         7/15/06.....................         1,500,000     1,521,360
 GTE Corporation
  9.100%         6/1/03......................         1,000,000     1,162,710
 General Electric Capital Corporation
  8.750%         5/21/07.....................         1,500,000     1,809,585
 General Motors Acceptance Corporation
   9.125%        7/15/01.....................         1,500,000     1,710,120
 The Goldman Sachs Group, L.P. 144A
  6.200%         2/15/01.....................         4,000,000     4,008,720
 ITT Corporation (New)
  7.375%         11/15/15....................         5,000,000     5,155,000
 Leucadia National Corporation
  7.750%         8/15/13.....................         3,000,000     3,105,570
 McDonnell Douglas Corporation
  9.250%         4/1/02......................         2,200,000     2,561,680
 Newmont Mining Corporation
  8.625%         4/1/02......................         5,000,000     5,524,950
 News America Holdings Incorporated
  9.250%.....................................         2,000,000     2,355,680
 North Finance (Bermuda) Limited 144A
  7.000%         9/15/05.....................         4,000,000     4,080,000
 Polaroid Corporation
  7.250%         1/15/97.....................         4,500,000     4,559,805
 Ralston Purina Company
  7.750%         10/1/15.....................         2,000,000     2,148,160
 Rolls-Royce Capital Inc.
  7.125%         7/29/03.....................         2,000,000     2,086,520
 Service Corporation International
  7.000%         6/1/15......................         4,500,000     5,014,035
 Tele-Communications, Inc.
  7.550%         9/2/03......................         3,000,000     3,168,390
 Tenaga Nasional Berhad 144A
  7.875%         6/15/04.....................         2,500,000     2,747,125
 Thomas & Betts Corporation
  8.250%         1/15/04.....................         1,000,000     1,096,690


MML Blend Fund

December 31, 1995


                                                                    Market
                                                    Principal        Value
                                                     Amount        (Note 2A)
                                                   ------------  ------------
BONDS AND NOTES (Continued)-
 Time Warner, Inc.
  7.750%         6/15/05.....................      $  3,000,000  $  3,123,090
 The Toro Company
  11.000%        8/1/17......................         2,000,000     2,000,000
 United States Leasing
 International, Inc.
  8.750%         5/1/96......................         3,500,000     3,533,635
 Valassis Communications, Inc.
  9.550%         12/1/03.....................         2,000,000     2,039,240
 Westinghouse Electric Corporation
  8.375%         6/15/02.....................         1,000,000     1,031,400
                                                   ------------  ------------
Total Corporate Debt
 (Cost $94,662,584)..........................        93,778,616   100,042,850
                                                   ------------  ------------

U.S. Government Agency Obligations - 4.03%

Federal Home Loan Mortgage
 Corporation (FHLMC) - .93%

Collateralized Mortgage Obligations - .67%
 FHLMC Series 1080 Class D
  7.000%         7/15/20.....................         5,000,000     5,081,250
 FHLMC Series 1322 Class G
  7.500%         2/15/07.....................         5,000,000     5,221,850
 FHLMC Series 1460 Class 4
  7.000%         5/15/07.....................         1,789,000     1,853,851
                                                   ------------  ------------
                                                     11,789,000    12,156,951
                                                   ------------  ------------

Pass-Through Securities - .26%
 FHLMC
  9.000%         3/1/17......................           684,843       727,563
                                                   ------------  ------------
                                                     12,473,843    12,884,514
                                                   ------------  ------------

Federal National Mortgage
 Association (FNMA) - .28%

Collateralized Mortgage Obligations - .08%
 FNMA Series 1993-191 Class PD
  5.400%         3/25/04.....................         1,500,000     1,486,395
                                                   ------------  ------------

Pass-Through Securities - .20%
 FNMA
  5.000%         10/25/02....................         4,130,000     4,088,700
 FNMA
  8.000%         5/1/13......................         3,474,720     3,626,739
                                                   ------------  ------------
                                                      7,604,720     7,715,439
                                                   ------------  ------------
                                                      9,104,720     9,201,834
                                                   ------------  ------------

Government National Mortgage
 Association (GNMA) - 1.64%

Collateralized Mortgage Obligations - .10%
 JHM Acceptance Corporation, Series E Class 5
  8.960%         4/1/19......................         1,790,105     1,913,175
                                                   ------------  ------------

Pass-Through Securities - 1.54%
 GNMA
  8.000%         1/15/04-5/15/08.............         8,755,864     9,277,277
 GNMA
  9.000%         8/15/08-9/15/09.............         2,679,591     2,900,658
 GNMA - ARMS
  6.000%         7/20/25-12/20/25............        15,725,551    15,900,693
                                                   ------------  ------------
                                                     27,161,006    28,078,628
                                                   ------------  ------------
                                                     28,951,111    29,991,803
                                                   ------------  ------------


                                                                    Market
                                                    Principal        Value
                                                     Amount        (Note 2A)
                                                   ------------  ------------
BONDS AND NOTES (Continued)

Government National Mortgage
 Association (GNMA) (Continued)

U.S. Government Guaranteed Notes - 1.18%
 1994-A Abilene, TX
  5.780%         8/1/98......................      $     70,000  $     70,343
 1994-A Bakersfield, CA
  5.780%         8/1/98......................           245,000       246,200
 1994-A Barberton, OH
  5.780%         8/1/98......................            75,000        75,367
 1994-A Buffalo, NY
  5.780%         8/1/98......................           375,000       376,837
 1991-A Caguas, PR
  8.740%         8/1/01......................           280,000       317,719
 1991-A Council Bluffs, IA
  8.740%         8/1/01......................           155,000       175,880
 1994-A Cumberland, MD
  5.780%         8/1/98......................            55,000        55,269
 1994-A Elizabeth, NJ
  5.780%         8/1/98......................            75,000        75,367
 1994-A Erie, PA
  5.780%         8/1/98......................            70,000        70,343
 1994-A Euclid, OH
  5.780%         8/1/98......................           105,000       105,514
 1994-A Fairfax County, VA
  5.780%         8/1/98......................           110,000       110,539
 1991-A Fairfax County, VA
  8.740%         8/1/01......................            85,000        96,450
 1991-A Fajardo, PR
  8.740%         8/1/01......................           210,000       238,289
 1994-A Fort Myers, FL
  5.040%         8/1/96......................           120,000       119,700
 1994-A Fort Myers, FL
  5.780%         8/1/98......................           135,000       135,661
 1991-A Gasden, AL
  8.740%         8/1/01......................           100,000       113,471
 1994-A Jacksonville, FL
  5.040%         8/1/96......................           200,000       199,500
 1994-A Lawrence, MA
  5.040%         8/1/96......................            35,000        34,913
 1994-A Lawrence, MA
  5.780%         8/1/98......................            40,000        40,196
 1994-A Little Rock, AK
  5.040%         8/1/96......................           310,000       309,225
 1994-A LA County, CA
  5.040%         8/1/96......................           145,000       144,638
 1994-A LA County, CA
  5.780%         8/1/98......................           175,000       175,858
 1991-A Lorain, OH
  8.740%         8/1/01......................            30,000        34,041
 1994-A Macon, GA
  5.040%         8/1/96......................            25,000        24,938
 1994-A Mayaguez, PR
  5.780%         8/1/98......................            65,000        65,319
 1991-A Mayaguez, PR
  8.740%         8/1/01......................           150,000       170,207
 1994-A Mobile, AL
  5.780%         8/1/98......................           205,000       206,005
 1994-A Montgomery County, PA
  5.780%         8/1/98......................           230,000       231,126
 1994-A Montgomery County, PA
  5.040%         8/1/96......................           215,000       214,463
 1994-A New Orleans, LA
  5.780%         8/1/98......................           175,000       175,857


MML Blend Fund

December 31, 1995


                                                                    Market
                                                    Principal        Value
                                                     Amount        (Note 2A)
                                                   ------------  ------------
BONDS AND NOTES (Continued)
U.S. Government Guaranteed Notes (Continued)
 1994-A Ocean Shores, WA
  5.780%         8/1/98......................      $    110,000  $    110,539
 1994-A Pasadena, CA
  5.780%         8/1/98......................           140,000       140,686
 1994-A Providence, RI
  5.040%         8/1/96......................            40,000        39,900
 1994-A Providence, RI
  5.780%         8/1/98......................            50,000        50,245
 1994-A Reading, PA
  5.040%         8/1/96......................            15,000        14,962
 1994-A Reading, PA
  5.780%         8/1/98......................            65,000        65,319
 1994-A Roanoke, VA
  5.780%         8/1/98......................           210,000       211,029
 1994-A Rochester, NY
  5.040%         8/1/96......................           155,000       154,613
 1994-A Rochester, NY
  5.780%         8/1/98......................           165,000       165,809
 1991-A Rochester, NY
  8.650%         8/1/00......................         4,295,000     4,784,029
 1994-A Sacramento, CA
  5.040%         8/1/96......................           125,000       124,688
 1994-A Sacramento, CA
  5.780%         8/1/98......................           300,000       301,470
 1994-A St. Joseph, MO
  5.040%         8/1/96......................            70,000        69,825
 1994-A Salt Lake City, UT
  5.040%         8/1/96......................           135,000       134,662
 1994-A Schaumburg, IL
  5.040%         8/1/96......................            60,000        59,850
 1994-A Syracuse, NY
  5.040%         8/1/96......................            50,000        49,875
 1994-A Syracuse, NY
  5.780%         8/1/98......................            50,000        50,245
 1994-A Tacoma, WA
  5.040%         8/1/96......................           130,000       129,675
 1994-A Tacoma, WA
  5.780%         8/1/98......................           155,000       155,759
 1994-A Trenton, NJ
  5.040%         8/1/96......................           120,000       119,700
 1994-A Trenton, NJ
  5.780%         8/1/98......................           130,000       130,637
 1994-A Virginia Beach, VA
  5.780%         8/1/98......................           260,000       261,274
 1994-A Waterford Township, MI
  5.780%         8/1/98......................            55,000        55,269
 1994-A Waterford Township, MI
  5.040%         8/1/96......................            50,000        49,875
 1994-A West Palm Beach, FL
  5.780%         8/1/98......................           105,000       105,515
 U.S. Department of Housing and Urban
 Development, Series 1995-A
  8.240%         8/1/02......................         8,475,000     9,557,681
                                                   ------------  ------------
                                                     19,780,000    21,502,366
                                                   ------------  ------------

Total U.S. Government Agency Obligations
 (Cost $69,632,270)..........................        70,309,674    73,580,517
                                                   ------------  ------------



                                                                    Market
                                                    Principal        Value
                                                     Amount        (Note 2A)
                                                   ------------  ------------
BONDS AND NOTES (Continued)

U.S. Treasury Obligations - 4.68%

U.S. Treasury Bonds - 2.04%
 U.S. Treasury Bond
  8.750%         5/15/17.....................      $ 28,125,000  $ 37,195,313
                                                   ------------  ------------
U.S. Treasury Notes - 2.43%
 U.S. Treasury Note
  6.375%         1/15/99.....................        30,000,000    30,932,700
 U.S. Treasury Note
  7.250%         5/15/04.....................        12,000,000    13,320,000
                                                   ------------  ------------
                                                     42,000,000    44,252,700
                                                   ------------  ------------

U.S. Treasury Strips - .21%
 U.S. Treasury Strip - Principal Only
  0.000%         2/15/10.....................         8,750,000     3,794,875
                                                   ------------  ------------
Total U.S. Treasury Obligations
 (Cost $82,556,295)..........................        78,875,000    85,242,888
                                                   ------------  ------------
Total Bonds and Notes
 (Cost $267,817,760).........................      $263,774,301   279,948,878
                                                   ============  ------------

SHORT-TERM INVESTMENTS - 31.93%
Commercial Paper
 Bausch & Lomb, Inc.
  5.700%         1/26/96.....................      $  6,745,000     6,716,181
 Campbell Soup Company
  5.670%         1/2/96......................         9,165,000     9,163,447
 Central and South West Corporation
  5.700%         1/22/96.....................        11,250,000    11,209,087
 Central and South West Corporation
  5.720%         1/19/96.....................        12,170,000    12,132,685
 Coca Cola Company
  5.580%         2/1/96......................        11,140,000    11,079,013
 Coca Cola Company
  5.350%         3/6/96......................        10,860,000    10,742,048
 Comdisco, Inc.
  6.000%         1/3/96......................        14,695,000    14,690,102
 ConAgra, Inc.
  5.780%         2/21/96.....................        12,350,000    12,244,180
 ConAgra, Inc.
  5.640%         3/20/96.....................        13,875,000    13,693,276
 Consolidated Natural Gas Company
  5.650%         1/23/96.....................         5,000,000     4,981,263
 Consolidated Natural Gas Company
  5.630%         2/6/96......................         3,525,000     3,503,778
 Dana Credit Corporation
  5.900%         3/15/96.....................         7,200,000     7,111,450
 Dana Credit Corporation
  5.880%         3/13/96.....................        10,000,000     9,880,208
 Dana Credit Corporation
  5.700%         3/21/96.....................         8,995,000     8,875,754
 Dean Witter, Discover & Company
  5.680%         1/31/96.....................        13,860,000    13,787,754
 Dean Witter, Discover & Company
  5.700%         2/7/96......................        16,500,000    16,396,203
 Deere Capital Corporation
  5.560%         2/29/96.....................        17,070,000    16,900,959
 Dial Corp.
  5.650%         3/11/96.....................         4,820,000     4,763,800
 Echlin Inc.
  5.710%         1/23/96.....................         5,265,000     5,245,270

MML Blend Fund

December 31, 1995


                                                                    Market
                                                    Principal        Value
                                                     Amount        (Note 2A)
                                                   ------------  ------------
SHORT-TERM INVESTMENTS (Continued)

Commercial Paper (Continued)
 Echlin Inc.
  5.710%         1/24/96.....................      $  7,815,000  $  7,783,872
 GTE California, Inc.
  5.780%         2/27/96.....................         7,960,000     7,886,302
 GTE Northwest, Inc.
  5.580%         3/29/96.....................        11,645,000    11,475,743
 Georgia Power Company
  5.650%         3/4/96......................        10,000,000     9,894,583
 Hercules Incorporated
  5.660%         2/16/96.....................        13,650,000    13,544,463
 Hercules Incorporated
  5.350%         6/19/96.....................         7,990,000     7,769,221
 IBM Credit Corporation
  5.630%         2/22/96.....................        16,370,000    16,224,640
 IBM Credit Corporation
  5.550%         3/5/96......................         8,650,000     8,557,433
 Monsanto Company
  5.680%         1/30/96.....................         8,290,000     8,248,913
 Nestle Capital Corporation
  5.530%         2/23/96.....................        10,000,000     9,908,036
 Nestle Capital Corporation
  5.530%         2/26/96.....................        10,940,000    10,838,759
 Nestle Capital Corporation
  5.470%         3/14/96.....................        11,985,000    11,839,516
 Northern Illinois Gas Company
  5.680%         1/9/96......................         6,900,000     6,890,644
 Northern States Power Company
  5.680%         1/18/96.....................        10,725,000    10,692,908
 NYNEX Corp.
  5.700%         2/2/96......................        10,000,000     9,945,311
 NYNEX Corp.
  5.750%         2/8/96......................        14,625,000    14,528,963
 NYNEX Corp.
  5.550%         3/19/96.....................         4,680,000     4,619,453
 ORIX Credit Alliance, Inc.
  6.050%         1/29/96.....................         8,445,000     8,404,588
 ORIX Credit Alliance, Inc.
  6.000%         2/20/96.....................         7,645,000     7,581,831
 ORIX Credit Alliance, Inc.
  5.750%         3/21/96.....................         5,900,000     5,821,784
 ORIX Credit Alliance, Inc.
  5.700%         3/8/96......................         8,529,000     8,433,641
 PHH Corporation
  5.680%         1/17/96.....................        10,000,000     9,972,291
 Pennsylvania Power & Light Company
  6.000%         1/11/96.....................         2,195,000     2,191,342
 J.C. Penney Funding Corporation
  5.650%         2/12/96.....................        10,000,000     9,929,763
 J.C. Penney Funding Corporation
  5.620%         2/28/96.....................         7,100,000     7,031,997
 PepsiCo, Inc.
  5.700%         1/12/96.....................         9,360,000     9,342,549
 Pitney Bowes Credit Corporation
  5.620%         2/5/96......................        10,545,000    10,483,279
 Proctor & Gamble Company
  5.650%         1/25/96.....................         7,600,000     7,567,894
 Proctor & Gamble Company
  5.620%         2/14/96.....................        10,000,000     9,924,686
 Proctor & Gamble Company
  5.570%         3/1/96......................         7,525,000     7,449,279
 Public Service Company of Colorado
  5.820%         3/22/96.....................        12,000,000    11,839,000



                                                                    Market
                                                    Principal        Value
                                                     Amount        (Note 2A)
                                                   ------------  ------------
   ..........................................
SHORT-TERM INVESTMENTS (Continued)

Commercial Paper (Continued)
 Public Service Electric and Gas Company
  5.900%         1/29/96.....................      $    585,000  $    582,315
 Rite Aid Corporation
  5.750%         1/8/96......................        11,575,000    11,561,267
 Rite Aid Corporation
  5.920%         2/9/96......................         7,720,000     7,669,395
 Sierra Pacific Power Company
  5.950%         1/26/96.....................         5,000,000     4,979,340
 SUPERVALU, Inc.
  6.020%         2/6/96......................         7,615,000     7,569,155
 Textron Inc.
  6.000%         1/16/96.....................        10,500,000    10,473,172
 Textron Inc.
  5.930%         2/15/96.....................         9,670,000     9,594,296
 Textron Inc.
  6.000%         1/4/96......................         8,360,000     8,355,820
 Tyson Foods, Inc.
  5.850%         1/10/96.....................        10,000,000     9,984,491
 Tyson Foods, Inc.
  5.870%         1/11/96.....................         7,175,000     7,162,434
 Tyson Foods, Inc.
  5.910%         1/5/96......................         8,945,000     8,938,956
 VF Corporation
  5.850%         2/9/96......................         5,500,000     5,463,947
 Xerox Corporation
  5.630%         2/13/96.....................        10,150,000    10,076,519
                                                   ------------  ------------

Total Short-Term Investments
 (Cost $582,413,954).........................      $586,349,000   582,150,249
                                                   ============  ------------
Total Investments -
 (Cost $1,477,928,523) (a)                   102.61%              1,870,663,578
Other Assets -                                 1.25                  22,784,224
Liabilities -                                 (3.86)                (70,306,872)
                                             -------              --------------
Net Assets -                                 100.00%              $1,823,140,930
                                             =======              ==============


Table of Open Forward Commitment Contracts

                       Forward        Aggregate      Expiration
                      Commitment    Face Value of        of         Unrealized
                      Contracts       Contracts      Contracts     Appreciation
                      ----------    -------------    -----------   ------------
United States of America
 6.500% due 8/15/05                  $51,200,000    February 1996  $ 1,388,372
                                                                   ------------

Total Forward Commitment
 Contracts                                                         $ 1,388,372
                                                                   ===========

(a) Federal Income Tax Information: At
    December 31, 1995 the net unrealized
    appreciation on investments and forward
    commitment contracts based on cost of
    $1,531,480,367 for federal income tax
    purposes is as follows:

    Aggregate gross unrealized appreciation for
    all investments and forward commitments in
    which there is an excess of market value
    over tax cost.........................................     $  400,196,547

    Aggregate gross unrealized depreciation for
    all investments and forward commitments in
    which there is an excess of tax cost over
    market value..........................................         (6,519,128)
                                                               ---------------
      Net unrealized appreciation.........................     $  393,677,419
                                                               ===============

                      See Notes to Financial Statements.

MML SERIES INVESTMENT FUND

NOTES TO FINANCIAL STATEMENTS

1.  HISTORY

MML Series Investment Fund (the "MML Trust") is registered under the
Investment Company Act of 1940 as a no-load, registered open end, diversified management investment company. MML Equity Fund, MML Money Market Fund, MML Managed Bond Fund and MML Blend Fund (the "Funds") are the four series of shares of the MML Trust. The MML Trust is organized under the laws of the Commonwealth of Massachusetts pursuant to an Agreement and Declaration of Trust.

The MML Trust was established by Massachusetts Mutual Life Insurance Company ("MassMutual") for the purpose of providing vehicles for the investment of assets of various separate investment accounts established by MassMutual and by life insurance companies which are subsidiaries of MassMutual. Shares of the MML Trust are not offered to the general public. MassMutual at December 31, 1995, was the beneficial owner of 1.1% of MML Blend Fund's shares.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with generally accepted accounting principles.

    A. INVESTMENT VALUATION

    Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees, which provides the last reported sale price for securities listed on a national securities exchange, or on the NASDAQ national market system. If securities are unlisted, or there is no reported sale price, the bid price of the prior trade date will be used. Long-term bonds are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees, which determines valuations taking into account appropriate factors such as institutional-size, trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

    For MML Equity Fund, MML Managed Bond Fund, and MML Blend Fund, short-term securities with more than sixty days to maturity from the date of purchase are valued at market and short-term securities having a maturity from the date of purchase of sixty days or less are valued at amortized cost. MML Money Market Fund's portfolio securities are valued at amortized cost in accordance with a rule of the Securities and Exchange Commission pursuant to which MML Money Market Fund must adhere to certain conditions. It is the intention of MML Money Market Fund to maintain a per share net asset value of $1.00.

    B. ACCOUNTING FOR INVESTMENTS

    Investment transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Premiums and discounts on short-term securities are amortized in determining interest income.

    The cost basis of long-term bonds is not adjusted for amortization of premium or accrual of discount since MML Managed Bond Fund and MML Blend Fund do not generally intend to hold such investments until maturity; however, the MML Trust has elected to accrue for financial reporting purposes, certain discounts which are required to be accrued for federal income tax purposes.

    Realized gains and losses on investment transactions and unrealized appreciation and depreciation of investments are reported for financial statement and federal income tax purposes on the identified cost method.

    C. FEDERAL INCOME TAX

    The MML Trust has established a policy for each of the Funds to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. As a result, the Funds will not be subject to federal income tax on any net investment income and any net capital gains to the extent they are distributed or are deemed to have been distributed to shareholders. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to the deferral of wash sale losses, and paydowns on certain mortgage-backed securities. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts without impacting the net asset value of the Funds.

    D. Forward Commitments

    Each Fund may purchase or sell securities on a "when issued" or delayed delivery or on a forward commitment basis. The Funds use forward commitments to manage interest rate exposure or as a temporary substitute for purchasing or selling particular debt securities. Forward commitments are not used for purposes of trading. Settlement for securities purchased on a forward commitment basis can take place a month or more after the date of the transaction. The Fund generally does not take delivery on these forward commitments, but such commitments are instead settled with offsetting transactions. When a forward commitment contract is closed, the Funds record a realized gain or loss. Forward commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. The Funds could also be exposed to loss if they can not close out their forward commitments because of an illiquid secondary market, or the inability of counterparties to perform. The Fund monitors exposure to ensure counterparties are credit worthy and concentration of exposure is minimized. The Funds instruct the custodian to segregate liquid high quality assets in a separate account with a current market value at least equal to the amount of its forward purchase commitments. The price of the underlying security and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the forward commitment is determined by management using a commonly accepted pricing model and fluctuates based upon changes in the value of the underlying security and market repo rates. Such rates equate the counterparty's cost to purchase and finance the underlying security to the earnings received on the security and forward delivery proceeds. The Funds record on a daily basis the unrealized appreciation/depreciation based upon changes in the value of the forward commitment. At December 31, 1995, the cost (value) of forward commitments to purchase securities amounted to $53,105,836 ($54,494,208) for the MML Blend Fund.

    E. ESTIMATES

    The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. CAPITAL LOSS CARRYFORWARD

The accumulated net realized loss on investments for the MML Money Market Fund results in a capital loss carryforward of $9,734 which is available for federal income tax purposes to offset future capital gains. Of the total carryforward, $485 expires December 31, 1997, $1,639 expires December 31, 1998, $1,204 expires December 31, 2000, $201 expires December 31, 2001, $5,364 expires December 31, 2002 and $841 expires December 31, 2003.

The accumulated net realized loss on investments for the MML Managed Bond Fund results in a capital loss carryforward of $840,829 which is available for federal income tax purposes to offset future capital gains. This carryforward expires December 31, 2002.

4. INVESTMENT MANAGEMENT FEE

MassMutual provides all investment advisory, management and administrative services needed by the Funds. For acting as such, MassMutual receives a quarterly fee from each Fund at the annual rate of .50% of the first $100,000,000 of the average daily net asset value of each Fund, .45% of the next $200,000,000, .40% of the next $200,000,000, and .35% of any excess over
$500,000,000.

MassMutual has entered into an investment sub-advisory agreement with Concert Capital Management, Inc. ("Concert"), a wholly-owned subsidiary of Babson Acquisition Corporation which is a controlled subsidiary of MassMutual. The agreement provides that Concert manage the assets of MML Equity Fund and the assets of the Equity Sector of MML Blend Fund. MassMutual pays Concert a quarterly fee equal to an annual rate of .13% of the average daily net asset value of MML Equity Fund and the Equity Sector of MML Blend Fund.

MassMutual has agreed, at least through April 30, 1997, to bear the expenses of the Funds to the extent that the aggregate expenses (excluding each Fund's management fee, interest, taxes, brokerage commissions and extraordinary expenses) incurred during each Fund's fiscal year exceed .11% of the average daily net asset value of each Fund for such year. For the year ended December 31, 1995, MassMutual was not required to reimburse the Funds for any expenses.

5. PURCHASES AND SALES OF INVESTMENTS AND FORWARD COMMITMENTS

                                                                                  Proceeds
    For the Year Ended                                     Acquisition           from Sales
    December 31, 1995                                         Cost             and Maturities
    ------------------                                   --------------        --------------
    Investments
    -----------
    MML EQUITY FUND
      Equities.......................................    $  229,128,687        $  111,920,115
      Short-term investments.........................     1,173,976,609         1,111,406,690
    MML MONEY MARKET FUND
      Short-term investments.........................       655,453,234           644,100,630
    MML MANAGED BOND FUND
      Bonds and notes................................        49,417,797            31,634,617
      U.S. Government investments - long term........        66,464,380            60,934,135
      Short-term investments.........................       535,089,316           540,413,398
    MML BLEND FUND
      Equities.......................................       117,991,665           171,211,503
      Bonds and notes................................        55,930,726            27,095,542
      U.S. Government investments - long term........       176,774,268           197,430,879
      Short-term investments.........................     2,401,405,335         2,275,579,310
                                                                                    Cost
    Forward Commitments                                                         of Contracts
    -------------------                                                         -------------
    MML MANAGED BOND FUND
      U.S. Treasury and GNMA Forward
       Commitment Contracts:
        Contracts opened.............................                          $   14,301,523
        Contracts closed.............................                              21,317,004
          Outstanding at December 31, 1995...........                                      --
    MML BLEND FUND
      U.S. Treasury and GNMA Forward
       Commitment Contracts:
        Contracts opened.............................                             218,072,828
        Contracts closed.............................                             224,132,699
          Outstanding at December 31, 1995...........                              53,105,836

6. NET INCREASE FROM CAPITAL SHARE TRANSACTIONS

                                                       MML            MML
                                        MML           Money         Managed           MML
     For the Year Ended                Equity         Market          Bond           Blend
      December 31, 1995                 Fund           Fund           Fund            Fund
     ------------------              -----------     ----------    -----------    ------------
    Shares
      Reinvestment of dividends....    1,621,795      5,376,748        763,489       5,184,192
      Sales of shares..............    8,464,024     92,327,266      2,219,273       6,885,480
      Redemptions of shares........   (1,909,273)   (80,569,846)    (1,113,390)     (4,944,135)
                                   -------------   ------------   ------------   -------------
      Net increase.................    8,176,546     17,134,168      1,869,372       7,125,537
                                   =============   ============   ============   =============
    Amount
      Reinvestment of dividends....$  33,282,252   $  5,376,748   $  8,979,443   $  96,495,329
      Sales of shares..............  203,078,940     92,327,266     26,776,179     135,128,246
    135,128,246
      Redemptions of shares........  (45,862,370)   (80,569,846)   (13,296,001)    (96,681,499)
                                   -------------   ------------   ------------   -------------
      Net increase.................$ 190,498,822   $ 17,134,168   $ 22,459,621   $ 134,942,076
                                   =============   ============   ============   =============
                                        MML           Money         Managed           MML
     For the Year Ended                Equity         Market          Bond           Blend
      December 31, 1994                 Fund           Fund           Fund            Fund
     ------------------              -----------     ----------    -----------    ------------
    Shares
      Reinvestment of dividends        1,956,594      2,918,570        930,847       5,115,478
      Sales of shares                  7,668,310     63,560,555      1,691,878       9,445,934
      Redemptions of shares           (1,955,939)   (48,352,100)    (2,151,153)     (3,664,257)
                                   -------------   ------------   ------------   -------------
      Net increase                     7,668,965     18,127,025        471,572      10,897,155
                                   =============   ============   ============   =============
    Amount
      Reinvestment of dividends    $  40,128,959   $  2,918,570   $ 11,006,790   $  92,494,374
      Sales of shares                159,968,984     63,560,555     19,994,563     171,986,353
      Redemptions of shares          (40,585,464)   (48,352,100)   (25,360,820)    (66,659,536)
                                   -------------   ------------   ------------   -------------
      Net increase                  $159,512,479   $ 18,127,025   $  5,640,533   $ 197,821,191
                                   =============   ============   ============   =============

Report Of Independent Accountants

To the Board of Trustees and Shareholders of MML Series Investment Fund

We have audited the accompanying statement of assets and liabilities of each of the Funds which comprise the MML Series Investment Fund (a Massachusetts business trust), including the schedules of investments, as of December 31, 1995, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the ten years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds as of December 31, 1995, the results of their respective operations for the year then ended, the changes in their respective net assets for each of the two years in the period then ended, and the financial highlights for each of the ten years in the period then ended, in conformity with generally accepted accounting principles.

                            Coopers & Lybrand L.L.P.

Springfield, Massachusetts
February 2, 1996

OPPENHEIMER VARIABLE ACCOUNT FUNDS

Statements of Assets and Liabilities
DECEMBER 31, 1995

                                            OPPENHEIMER                        OPPENHEIMER      OPPENHEIMER
                                              CAPITAL         OPPENHEIMER        GLOBAL          STRATEGIC
                                            APPRECIATION        GROWTH          SECURITIES         BOND
                                               FUND              FUND              FUND            FUND
                                            ------------      -----------      -----------      -----------
ASSETS:
Investments, at value (cost *)
 (including repurchase
 agreements **) -- see accompanying
 statements:
 Unaffiliated companies...................  $335,795,407      $117,817,530     $361,259,286     $ 59,245,209
 Affiliated companies.....................            --                --        1,368,000               --
Unrealized appreciation on forward
 foreign currency
 exchange contracts -- Note 5.............            --                --          150,274               --
Cash......................................        59,048            49,380          136,798          162,525
Receivables:
 Dividends and interest...................        96,851           106,959          352,962        1,179,469
 Shares of beneficial interest sold.......       324,174           364,845          202,710          200,211
 Investments sold.........................            --           595,258        4,677,263          578,483
Other.....................................         2,162             5,982            9,300            3,735
                                            ------------      ------------     ------------     ------------
 Total assets.............................   336,277,642       118,939,954      368,156,593       61,369,632
                                            ============      ============     ============     ============

LIABILITIES:
Options written, at value (premiums
 received ***) -- see accompanying
 statements -- Note 4.....................            --                --               --           13,900
Unrealized depreciation on forward
 foreign currency exchange
 contracts -- Note 5......................            --                --               --           11,657
Payables and other liabilities:
 Investments purchased....................     7,783,979           970,555        6,654,962        1,156,926
 Shares of beneficial interest redeemed...     3,038,804           231,518          367,884           68,024
 Other....................................        50,768            27,991          154,914           21,512
                                            ------------      ------------     ------------     ------------
 Total liabilities........................    10,873,551         1,230,064        7,177,760        1,272,019
                                            ------------      ------------     ------------     ------------
NET ASSETS................................  $325,404,091      $117,709,890     $360,978,833     $ 60,097,613
                                            ============      ============     ============     ============

COMPOSITION OF NET ASSETS:
Paid-in capital...........................  $240,344,897      $ 84,252,418     $363,343,602     $ 59,420,799
Undistributed (distributions in excess
 of) net investment income................     1,115,939         1,290,629           (1,068)         483,938
Accumulated net realized gain (loss)
 from investments and foreign
 currency transactions....................    20,967,908         8,548,920      (26,173,952)      (1,648,175)
Net unrealized appreciation on
 investments and
 translation of assets and liabilities
 denominated in foreign currencies........    62,975,347        23,617,923       23,810,251        1,841,051
                                            ------------      ------------     ------------     ------------
NET ASSETS................................  $325,404,091      $117,709,890     $360,978,833     $ 60,097,613
                                            ============      ============     ============     ============

SHARES OF BENEFICIAL INTEREST
OUTSTANDING...............................     9,512,651         4,997,725       24,067,821       12,250,929
NET ASSET VALUE, REDEMPTION PRICE AND
OFFERING PRICE PER SHARE..................        $34.21            $23.55           $15.00            $4.91
*Cost:
  Unaffiliated companies..................  $272,820,061      $ 94,199,607     $337,580,583     $ 57,397,784
  Affiliated companies....................  $         --      $         --     $  1,401,000     $         --
**Repurchase Agreements...................  $ 35,600,000      $ 23,470,000     $ 17,300,000     $    500,000
***Premiums Received......................  $         --      $         --     $         --     $     14,299

                See accompanying Notes to Financial Statements.

OPPENHEIMER VARIABLE ACCOUNT FUNDS

Statements of Operations
FOR THE YEAR ENDED DECEMBER 31, 1995

                                            OPPENHEIMER                        OPPENHEIMER      OPPENHEIMER
                                              CAPITAL         OPPENHEIMER        GLOBAL          STRATEGIC
                                            APPRECIATION        GROWTH          SECURITIES         BOND
                                                FUND             FUND              FUND            FUND
                                            ------------      -----------      -----------      -----------
INVESTMENT INCOME:
Interest..................................  $  2,664,312      $  1,001,964     $  1,031,404     $  3,754,007
Dividends:
 Unaffiliated companies (net of
  withholding taxes of *).................       330,943           992,690        4,699,083           79,325
 Affiliated companies (net of
  withholding taxes of *).................            --                --           62,163               --
                                            ------------      ------------     ------------     ------------
 Total income.............................     2,995,255         1,994,654        5,792,650        3,833,332
                                            ------------      ------------     ------------     ------------

EXPENSES:
Management fees -- Note 6.................     1,790,785           664,977        2,451,556          281,335
Custodian fees and expenses...............        27,791                --          457,420           15,150
Shareholder reports.......................        11,912             3,864           11,015            3,111
Legal and auditing fees...................        12,215            12,202           17,395            7,000
Insurance expenses........................            --             3,525            7,400            2,621
Trustees' fees and expenses...............         1,699             1,901            1,631              286
Registration and filing fees..............        24,486             8,881               --            8,457
Other.....................................         2,916             1,585              720              867
                                            ------------      ------------     ------------     ------------
 Total expenses...........................     1,871,804           696,935        2,947,137          318,827
                                            ------------      ------------     ------------     ------------
NET INVESTMENT INCOME.....................     1,123,451         1,297,719        2,845,513        3,514,505
                                            ------------      ------------     ------------     ------------

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments:
 Unaffiliated companies....................   22,379,477         8,674,291      (31,891,633)        (826,576)
 Affiliated companies......................           --                --        1,000,520               --
Closing and expiration of options
 written -- Note 4.........................           --                --               --          (47,991)
Foreign currency transactions..............           --                --        5,123,230            5,391
Net change in unrealized appreciation
 or depreciation on:
 Investments...............................   47,042,428        16,396,856       33,819,559        2,876,481
 Translation of assets and liabilities
  denominated in foreign currencies........           --                --       (2,166,551)             862
                                            ------------      ------------     ------------     ------------
NET REALIZED AND UNREALIZED GAIN...........   69,421,905        25,071,147        5,885,125        2,008,167
                                            ------------      ------------     ------------     ------------
NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS.................. $ 70,545,356      $ 26,368,866     $  8,730,638     $  5,522,672
                                            ============      ============     ============     ============

*Dividends:
 Unaffiliated companies.................... $        999      $      9,674     $    381,116     $         --
 Affiliated companies...................... $         --      $         --     $      7,446     $         --


               See accompanying Notes to Financial Statements.

OPPENHEIMER VARIABLE ACCOUNT FUNDS

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31, 1995 and 1994


                                  OPPENHEIMER                                         OPPENHEIMER               OPPENHEIMER
                                    CAPITAL                 OPPENHEIMER                 GLOBAL                   STRATEGIC
                                  APPRECIATION                GROWTH                   SECURITIES                  BOND
                                      FUND                     FUND                       FUND                     FUND
                             ------------------------- ------------------------- ------------------------ ------------------------
                               1995         1994         1995         1994         1995         1994         1995         1994
                             ------------ ------------ ------------ ----------- ------------ ------------ ------------ -----------
OPERATIONS:
Net investment income....... $  1,123,451 $    769,034 $  1,297,719 $   824,976 $  2,845,513 $  1,162,074 $  3,514,505 $  1,286,157
Net realized gain (loss)....   22,379,477   (1,045,951)   8,674,291   1,441,127  (25,767,883)     385,837     (869,176)    (796,115)
Net change in unrealized
 appreciation/depreciation..   47,042,428  (10,016,034)  16,396,856  (1,915,053)  31,653,008  (24,015,375)   2,877,343   (1,120,872)
                             ------------ ------------ ------------ ----------- ------------ ------------ ------------ ------------
Net increase (decrease)
 in net assets resulting
 from operations............   70,545,356  (10,292,951)  26,368,866     351,050    8,730,638  (22,467,464)   5,522,672     (630,830)

DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS:
Dividends from net
 investment income..........     (719,183)    (218,275)    (821,641)   (516,871)          --     (359,955)  (3,151,540)  (1,161,570)
Distributions from net
 realized gain..............     (363,458) (17,112,748)    (973,385)   (127,540)  (8,174,158)  (2,441,859)          --           --
Distributions in excess of
 net realized gain..........           --           --           --          --           --           --           --      (16,802)
BENEFICIAL INTEREST
TRANSACTIONS:
Net increase in net assets
 resulting from beneficial
 interest transactions --
 Note 2.....................   70,167,835   76,512,412   29,852,876   6,875,487   62,580,432  226,686,688   37,406,166   12,242,999
                             ------------ ------------ ------------ ----------- ------------ ------------ ------------ ------------
Total increase..............  139,630,550   48,888,438   54,426,716   6,582,126   63,136,912  201,417,410   39,777,298   10,433,797

NET ASSETS:
Beginning of the year.......  185,773,541  136,885,103   63,283,174  56,701,048  297,841,921   96,424,511   20,320,315    9,886,518
                             ------------ ------------ ------------ ----------- ------------ ------------ ------------ ------------
End of the year............. $325,404,091 $185,773,541 $117,709,890 $63,283,174 $360,978,833 $297,841,921  $60,097,613  $20,320,315
                             ============ ============ ============ =========== ============ ============ ============ ============

               See accompanying Notes to Financial Statements.

OPPENHEIMER VARIABLE ACCOUNT FUNDS

FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA FOR EACH FUND'S SHARE OUTSTANDING THROUGHOUT EACH YEAR ENDED DECEMBER 31:

                                                              OPPENHEIMER CAPITAL APPRECIATION FUND
                           --------------------------------------------------------------------------------------------------------
                               1995      1994      1993      1992      1991      1990      1989      1988      1987      1986/(1)/
                           --------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA:
Net asset value, beginning
 of period                     $25.95    $31.64    $26.04    $23.24    $15.24    $20.40    $16.31    $14.39    $13.12    $16.21

Income (loss) from
 investment operations:

 Net investment income            .11       .10       .05       .06       .08       .32       .50       .33       .21       .12

 Net realized and
  unrealized gain (loss)
  on investments                 8.29     (2.22)     6.71      3.43      8.18     (3.54)     3.93      1.60      1.67     (1.24)
                           -------------------------------------------------------------------------------------------------------
 Total income (loss) from
  investment operations          8.40     (2.12)     6.76      3.49      8.26     (3.22)     4.43      1.93      1.88     (1.12)
                           -------------------------------------------------------------------------------------------------------
Dividends and
 distributions to
 shareholders:

 Dividends from net
  investment income              (.09)     (.04)     (.06)     (.14)     (.26)     (.53)     (.34)      --       (.34)     (.21)

 Distributions from net
  realized gain on
  investments                    (.05)    (3.53)    (1.10)     (.55)      --      (1.41)      --       (.01)     (.27)    (1.76)
                           -------------------------------------------------------------------------------------------------------

 Total dividends and
  distributions to
  shareholders                   (.14)    (3.57)    (1.16)     (.69)     (.26)    (1.94)     (.34)     (.01)     (.61)    (1.97)
                           -------------------------------------------------------------------------------------------------------
Net asset value, end of
 period                        $34.21    $25.95    $31.64    $26.04    $23.24    $15.24    $20.40    $16.31    $14.39    $13.12
                          ========================================================================================================
TOTAL RETURN, AT NET ASSET
 VALUE/(2)/                     32.52%    (7.59)%   27.32%    15.42%    54.72%   (16.82)%   27.57%    13.41%    14.34%    (1.65)%

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period
 (in thousands)               $325,404   $185,774 $136,885   $83,335   $49,371    $23,295  $27,523   $13,667    $9,692     $4,549

Average net assets (in
 thousands)                   $240,730   $153,832 $ 98,228   $56,371   $34,887    $24,774  $21,307   $13,239    $8,598     $3,099

Ratios to average net
 assets:

 Net investment income            .47%      .50%      .23%      .30%      .81%     1.93%     3.27%     2.13%     1.68%    2.36%/(3)/


 Expenses                         .78%      .57%      .47%      .54%      .63%      .71%      .68%      .73%      .75%    1.01%/(3)/


 Portfolio turnover
  rate/(4)/                     125.5%     96.5%    122.8%     78.9%    122.3%    222.0%    130.5%    128.7%    138.7%      100.1%

 Average brokerage
  commission rate/(5)/          $0.18         --        --        --        --        --        --        --        --          --

1. For the six months ended December 31, 1986. Operating results prior to August 15, 1986 were achieved by Centennial Capital Appreciation Fund, a separate investment company acquired by OCAP on August 14, 1986.
2. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
3. Annualized.
4. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.
5. Total brokerage commissions paid on purchases and sales of portfolio securities for the period divided by the total number of related shares purchased and sold.

                See accompanying Notes to Financial Statements

OPPENHEIMER VARIABLE ACCOUNT FUNDS


                                                                    OPPENHEIMER GROWTH FUND
                                 ---------------------------------------------------------------------------------------------------
                                    1995      1994      1993      1992      1991      1990      1989      1988      1987     1986
                                 ---------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA:

Net asset value, beginning of
 period                            $17.68    $17.70    $16.96    $15.17    $12.54    $16.38    $13.64    $11.21    $12.53   $10.95

Income (loss) from investment
 operations:

 Net investment income                .25       .22       .46       .16       .30       .56       .66       .29       .20      .13

 Net realized and unrealized
  gain (loss) on investments         6.10      (.05)      .74      1.99      2.82     (1.79)     2.50      2.19       .24     1.76
                                 ---------------------------------------------------------------------------------------------------

 Total income (loss) from
  investment operations              6.35       .17      1.20      2.15      3.12     (1.23)     3.16      2.48       .44     1.89
                                 ---------------------------------------------------------------------------------------------------

Dividends and distributions to
 shareholders:

 Dividends from net investment
  income                             (.22)     (.15)     (.14)     (.36)     (.49)     (.62)     (.35)       --      (.34)    (.15)

 Distributions from net
  realized gain on
  investments and foreign
  currency transactions              (.26)     (.04)     (.32)       --        --     (1.99)     (.07)     (.05)    (1.42)    (.16)
                                 ---------------------------------------------------------------------------------------------------

 Total dividends and
  distributions to
  shareholders                       (.48)     (.19)     (.46)     (.36)     (.49)    (2.61)     (.42)     (.05)    (1.76)    (.31)
                                 ---------------------------------------------------------------------------------------------------

Net asset value, end of period   $  23.55   $ 17.68   $ 17.70   $ 16.96   $ 15.17   $ 12.54   $ 16.38   $ 13.64   $ 11.21   $12.53
                                 ===================================================================================================

TOTAL RETURN, AT NET ASSET
 VALUE/(1)/                         36.65%      .97%     7.25%    14.53%    25.54%   (8.21)%    23.59%    22.09%     3.32%   17.76%

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (in
 thousands)                       $117,710   $63,283   $56,701   $36,494   $22,032   $15,895   $19,301   $17,746   $14,692   $8,287

Average net assets (in
 thousands)                       $ 88,803   $59,953   $46,389   $25,750   $18,810   $17,235   $18,596   $15,585   $15,121   $3,744

Ratios to average net assets:

 Net investment income               1.46%     1.38%     1.13%     1.36%     2.82%     4.09%     3.72%     2.39%     1.56%    2.62%

 Expenses                             .79%      .58%      .50%      .61%      .70%      .71%      .70%      .70%      .75%     .75%

 Portfolio turnover rate/(2)/        58.2%     53.8%     12.6%     48.7%    133.9%    267.9%    148.0%    132.5%    191.0%   100.9%

 Average brokerage commission
  rate/(3)/                          $0.07        --        --        --        --        --        --        --        --       --


1. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

2. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

3. Total brokerage commissions paid on purchases and sales of portfolio securities for the period divided by the total number of related shares purchased and sold.

                See accompanying Notes to Financial Statements.

OPPENHEIMER VARIABLE ACCOUNT FUNDS



                                                                                    OPPENHEIMER GLOBAL SECURITIES FUND
                                                             -----------------------------------------------------------------------
                                                                1995        1994       1993       1992       1991      1990/(1)/
                                                             -----------------------------------------------------------------------
PER SHARE OPERATING DATA:
Net asset value, beginning of period                           $15.09      $16.30      $9.57     $10.38     $10.04     $10.00
Income (loss) from investment operations:
 Net investment income                                            .12         .04       (.02)       .07        .04         --
Net realized and unrealized gain (loss) on investments
 and foreign currency transactions                                .19        (.96)      6.75       (.80)       .30        .04
                                                             -----------------------------------------------------------------------

 Total income (loss) from investment operations                   .31        (.92)      6.73       (.73)       .34        .04
                                                             -----------------------------------------------------------------------

Dividends and distributions to shareholders:
 Dividends from net investment income                              --        (.04)        --       (.04)        --         --
 Distributions from net realized gain on investments and
  foreign currency transactions                                  (.40)       (.25)        --       (.04)        --         --
                                                             -----------------------------------------------------------------------

 Total dividends and distributions to shareholders               (.40)       (.29)        --       (.08)        --         --
                                                             -----------------------------------------------------------------------

Net asset value, end of period                                 $15.00      $15.09     $16.30      $9.57     $10.38     $10.04
                                                             -----------------------------------------------------------------------

TOTAL RETURN, AT NET ASSET VALUE/(2)/                            2.24%      (5.72)%    70.32%     (7.11)%     3.39%       .40%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                     $360,979    $297,842    $96,425    $13,537     $7,339     $  432
Average net assets (in thousands)                            $332,336    $214,545    $31,696    $11,181     $3,990     $  263
Ratios to average net assets:
 Net investment income                                            .86%        .54%      .72%       1.04%       .75%       .08%/(3/)
 Expenses                                                         .89%        .91%      .92%       1.06%      1.32%      6.84%/(3)/
 Portfolio turnover rate/(4)/                                   131.3%       70.4%     65.1%       34.1%      29.5%       0.0%
 Average brokerage commission rate/(5)/                         $0.01          --        --          --         --         --

1. For the period from November 12, 1990 (commencement of operations) to December 31, 1990.
2. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
3.  Annualized.
4. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.
5. Total brokerage commissions paid on purchases and sales of portfolio securities for the period divided by the total number of related shares purchased and sold.

                See accompanying Notes to Financial Statements.

OPPENHEIMER VARIABLE ACCOUNT FUNDS

                                                                          OPPENHEIMER STRATEGIC BOND FUND
                                                                  -----------------------------------------------
                                                                          1995          1994       1993/(1)/
                                                                       ----------    ----------    ----------
PER SHARE OPERATING DATA:
Net asset value, beginning of period                                        $4.60      $5.12            $5.00
Income (loss) from investment operations:
 Net investment income                                                        .38        .35              .10
 Net realized and unrealized gain (loss) on investments,
  options written and foreign currency transactions                           .30       (.54)             .11
                                                                       ----------    ----------    ----------
 Total income (loss) from investment operations                               .68       (.19)             .21
                                                                       ----------    ----------    ----------
Dividends and distributions to shareholders:
 Dividends from net investment income                                        (.37)      (.32)            (.09)
 Distributions from net realized gain on investments                           --         --               --
 Distributions in excess of net realized gain on investments,
  options written and foreign currency transactions                            --       (.01)              --
                                                                       ----------    ----------    ----------
 Total dividends and distributions to shareholders                           (.37)      (.33)            (.09)
                                                                       ----------    ----------    ----------
Net asset value, end of period                                              $4.91      $4.60            $5.12
                                                                       ----------    ----------    ----------
TOTAL RETURN, AT NET ASSET VALUE/(2)/                                       15.33%     (3.78)%           4.25%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                                  $60,098    $20,320           $9,887
Average net assets (in thousands)                                         $37,698    $15,389           $4,259
Ratios to average net assets:
 Net investment income                                                       9.32%      8.36%            5.67%/(3)/
 Expenses                                                                     .85%       .87%             .96%/(3)/
 Portfolio turnover rate/(4)/                                                87.0%     136.6%            10.9%
                                                                       ----------    ----------    ----------

1. For the period from May 3, 1993 (commencement of operations) to December 31, 1993.
2. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
3.   Annualized.
4. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

                See accompanying Notes to Financial Statements.

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER CAPITAL APPRECIATION FUND

STATEMENT OF INVESTMENTS
DECEMBER 31, 1995

                                                    PRINCIPAL      MARKET VALUE
                                                     AMOUNT          (NOTE 1)
                                                    ---------      ------------
CONVERTIBLE CORPORATE BONDS AND NOTES -- 1.1%
 Danka Business Systems PLC, 6.75%
  Cv. Sub. Nts., 4/1/02........................   $   800,000      $  1,122,000
 PerSeptive Biosystems, Inc., 8.25% Cv.
  Sub. Debs., 8/15/01 /(1)/....................       850,000           709,750
 Telxon Corp., 5.75% Cv. Debs.,
  1/1/03 /(1)/.................................     1,500,000         1,627,500
                                                                   ------------
Total Convertible Corporate Bonds and
 Notes (Cost $3,150,000).......................                       3,459,250
                                                                   ------------

                                                      SHARES
                                                      ------
COMMON STOCKS -- 91.2%
BASIC MATERIALS -- 0.2%
Paper -- 0.2%
 Visioneer, Inc. /(2)/.........................        27,300           607,425
                                                                   ------------
CONSUMER CYCLICALS -- 24.4%
Autos & Housing -- 1.2%
 ITI Technologies, Inc. /(2)/..................        80,000         2,380,000
 NHP, Inc. /(2)/...............................       100,000         1,850,000
                                                                   ------------
                                                                      4,230,000
                                                                   ------------
Leisure & Entertainment -- 7.1%
 Apple South, Inc..............................       121,100         2,603,650
 Applebee's International, Inc.................        75,000         1,706,250
 CKE Restaurants, Inc..........................       190,000         3,040,000
 Consolidated Products, Inc....................        44,000           649,000
 Department 56, Inc./(2)/......................        60,300         2,314,012
 La Quinta Inns, Inc...........................        85,000         2,326,875
 Landry's Seafood Restaurants, Inc./(2)/.......       100,000         1,706,250
 Lone Star Steakhouse & Saloon/(2)/............        50,000         1,918,750
 Morrow Snowboards, Inc./(2)/..................        59,500           966,875
 Play By Play Toys & Novelties, Inc./(2)/......        63,800           933,075
 Quality Dining, Inc./(2)/.....................        94,500         2,291,625
 Sonic Corp....................................        95,000         1,805,000
 Studio Plus Hotels, Inc./(2)/.................        37,500           965,625
                                                                   ------------
                                                                     23,226,987
                                                                   ------------
Media -- 0.8%
 SFX Broadcasting, Inc., Cl. A/(2)/............        55,100         1,666,775
 Sinclair Broadcast Group, Inc.,
  Cl. A/(2)/...................................        50,000           862,500
                                                                   ------------
                                                                      2,529,275
                                                                   ------------
Retail: General -- 4.9%
 Donnkenny, Inc................................       140,000         2,537,500
 Fila Holding SpA, ADR.........................        58,000         2,639,000
 Marisa Christina, Inc./(2)/...................        46,700           793,900
 Nautica Enterprises, Inc......................        52,500         2,296,875
 Tommy Hilfiger Corp...........................        71,700         3,038,287
 Warnaco Group, Inc. (The), Cl. A..............        67,500         1,687,500
 Wolverine World Wide, Inc.....................        89,000         2,803,500
                                                                   ------------
                                                                     15,796,562
                                                                   ------------
Retail: Specialty -- 10.4%
 adidas AG, ADS /(1)/(2)/......................        24,000           637,500
 Boise Cascade Office Products
  Corp./(2)/...................................        50,000         2,137,500
 Copart, Inc./(2)/.............................       103,100         2,706,375
 Corporate Express, Inc........................        82,500         2,485,312
 CUC International, Inc........................        59,000         2,013,375
 Discount Auto Parts, Inc./(2)/................        60,000         1,867,500
 General Nutrition Cos., Inc./(2)/.............       218,800         5,032,400
 Hollywood Entertainment Corp..................        87,500           732,812

                                                                   MARKET VALUE
                                                      SHARES         (NOTE 1)
                                                      ------       ------------
Common Stocks (Continued)
Consumer Cyclicals (Continued)
Retail: Specialty (Continued)
 Men's Wearhouse, Inc./(2)/....................       130,100      $  3,350,075
 Moovies, Inc./(2)/............................       137,200         1,852,200
 MSC Industrial Direct Co., Inc., Cl.
  A/(2)/.......................................        35,000           962,500
 Nike, Inc., Cl. B.............................        22,000         1,531,750
 OfficeMax, Inc./(2)/..........................        45,750         1,023,656
 Petco Animal Supplies, Inc./(2)/..............        80,000         2,340,000
 Rocky Mountain Chocolate Factory,
  Inc./(2)/....................................        35,000           420,000
 Staples, Inc..................................        67,500         1,645,312
 Viking Office Products, Inc./(2)/.............        65,000         3,022,500
                                                                   ------------
                                                                     33,760,767
                                                                   ------------
Consumer Non-Cyclicals -- 21.3%
Beverages -- 0.3%
 Boston Beer Co., Inc., Cl. A/(2)/.............         9,800           232,750
 Canandaigua Wine Co., Inc., Cl. A/(2)/........        20,000           652,500
                                                                   ------------
                                                                        885,250
                                                                   ------------
Education -- 0.2%
 National Education Corp./(2)/.................        80,000           650,000
Food -- 1.1%
 Opta Food Ingredients, Inc./(2)/..............        35,200           453,200
 Safeway, Inc./(2)/............................        60,000         3,090,000
                                                                   ------------
                                                                      3,543,200
                                                                   ------------
Healthcare/Drugs -- 5.0%
 Agouron Pharmaceuticals, Inc./(2)/............        40,000         1,310,000
 Bio-Vascular, Inc./(2)/.......................        47,900           562,825
 Dura Pharmaceuticals, Inc./(2)/...............        75,000         2,606,250
 Elan Corp. PLC, ADR/(2)/......................        45,000         2,188,125
 Ethical Holdings PLC, Sponsored
  ADR/(2)/.....................................        50,000           450,000
 Gilead Sciences, Inc./(2)/....................        49,300         1,577,600
 Martek Biosciences Corp./(2)/.................        40,000         1,010,000
 Matrix Pharmaceutical, Inc./(2)/..............        30,400           570,000
 Northfield Laboratories, Inc./(2)/............        50,000           943,750
 Protein Design Labs, Inc......................         7,500           173,437
 Watson Pharmaceuticals, Inc./(2)/.............       100,000         4,900,000
                                                                   ------------
                                                                     16,291,987
                                                                   ------------
Healthcare/Supplies & Services -- 14.3%
 AHI Healthcare Systems, Inc./(2)/.............       138,500           796,375
 AmeriSource Health Corp., Cl. A/(2)/..........       115,500         3,811,500
 ARV Assisted Living, Inc./(2)/................       150,000         1,762,500
 Compdent Corp./(2)/...........................        50,000         2,075,000
 Emeritus Corp./(2)/...........................       100,000         1,162,500
 Guidant Corp..................................        85,000         3,591,250
 Gulf South Medical Supply, Inc................        73,400         2,220,350
 HealthCare COMPARE Corp./(2)/.................        50,000         2,175,000
 HemaSure, Inc./(2)/...........................        36,000           459,000
 Horizon/CMS Healthcare Corp./(2)/.............        63,700         1,608,425
 Lincare Holdings, Inc./(2)/...................        59,200         1,480,000
 National Surgery Centers, Inc./(2)/...........        14,500           333,500
 Omnicare, Inc.................................        76,800         3,436,800
 OrNda Healthcorp/(2)/.........................       105,000         2,441,250
 Owen Healthcare, Inc..........................        63,000         1,740,375
 Pediatrix Medical Group, Inc./(2)/............       120,000         3,300,000
 PhyCor, Inc...................................        65,000         3,286,562
 Physician Reliance Network, Inc./(2)/.........        40,000         1,590,000
 Physicians Resource Group, Inc./(2)/..........        75,000         1,490,625
 Quorum Health Group, Inc./(2)/................        56,000         1,232,000
 Renal Treatment Centers, Inc./(2)/............        50,000         2,200,000

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER CAPITAL APPRECIATION FUND

DECEMBER 31, 1995

                                                                   MARKET VALUE
                                                      SHARES         (NOTE 1)
                                                      ------       ------------
Common Stocks (Continued)
Consumer Non-Cyclicals (Continued)
Healthcare/Supplies & Services (Continued)
 Total Renal Care Holdings, Inc./(2)/...........       52,600      $  1,551,700
 U.S. Healthcare, Inc...........................       30,000         1,395,000
 United Dental Care, Inc./(2)/..................       30,000         1,237,500
                                                                   ------------
                                                                     46,377,212
                                                                   ------------
Household Goods -- 0.4%
 Ultralife Batteries, Inc./(2)/.................       60,000         1,440,000
                                                                   ------------
Energy -- 3.4%
Energy Services & Producers -- 2.9%
 Core Laboratories NV/(2)/......................       50,300           603,600
 Cross Timbers Oil Co...........................       30,800           542,850
 Diamond Offshore Drilling, Inc./(2)/...........       56,900         1,920,375
 Energy Ventures, Inc./(2)/.....................       75,200         1,898,800
 Nabors Industries, Inc./(2)/...................      150,000         1,668,750
 Newfield Exploration Co./(2)/..................       20,000           540,000
 NUMAR Corp./(2)/...............................       36,000           400,500
 Stone Energy Corp./(2)/........................       35,000           538,125
 Weatherford Enterra, Inc./(2)/.................       50,000         1,443,750
                                                                   ------------
                                                                      9,556,750
                                                                   ------------
Oil-Integrated -- 0.5%
 Valero Energy Corp.............................       60,000         1,470,000
                                                                   ------------
Financial -- 2.0%
Diversified Financial -- 0.5%
 Advanta Corp., Cl. B...........................       40,000         1,455,000
                                                                   ------------
Insurance -- 1.5%
 Berkley (W.R.) Corp............................       40,000         2,150,000
 CapMAC Holdings, Inc./(2)/.....................       70,600         1,773,825
 First Commonwealth, Inc./(2)/..................       18,000           468,000
 Prudential Reinsurance Holdings, Inc...........       24,900           582,037
                                                                   ------------
                                                                      4,973,862
                                                                   ------------
Industrial -- 10.6%
Industrial Materials -- 0.5%
 Kennametal, Inc................................       52,000         1,651,000
                                                                   ------------
Industrial Services -- 8.3%
 CIBER, Inc./(2)/...............................       73,500         1,718,062
 CKS Group, Inc./(2)/...........................       11,600           452,400
 Computer Horizons Corp.........................       60,000         2,280,000
 CORT Business Services Corp./(2)/..............       93,800         1,547,700
 Danka Business System PLC,
  Sponsored ADR.................................       70,000         2,590,000
 DST Systems, Inc./(2)/.........................       83,500         2,379,750
 Kent Electronics Corp..........................       33,300         1,943,888
 META Group, Inc./(2)/..........................       40,000         1,225,000
 PMT Services, Inc./(2)/........................       58,000         1,754,500
 Sitel Corp./(2)/...............................       59,300         1,816,063
 Stewart Enterprises, Inc.......................       50,000         1,850,000
 Transaction Network Services, Inc./(2)/........       60,000         1,500,000
 Transaction Systems Architects, Inc.,
  Cl. A/(2)/....................................       60,000         2,025,000
 United Waste Systems, Inc./(2)/................       30,000         1,117,500
 USA Waste Services, Inc./(2)/..................      151,300         2,855,788
                                                                   ------------
                                                                     27,055,651
                                                                   ------------
Manufacturing -- 1.0%
 American Standard Cos., Inc./(2)/..............       50,000         1,400,000
 Cincinnati Milacron, Inc.......................       30,000           787,500
 Harnischfeger Industries, Inc..................       30,000           997,500
                                                                   ------------
                                                                      3,185,000
                                                                   ------------
                                                                   MARKET VALUE
                                                      SHARES         (NOTE 1)
                                                      ------       ------------
Common Stocks (Continued)
Industrial (Continued)
Transportation -- 0.8%
 Airborne Freight Corp..........................      100,000      $  2,662,500
                                                                   ------------
Technology -- 29.3%
Computer Hardware -- 4.5%
 Adaptec, Inc./(2)/.............................       50,300         2,062,300
 Cisco Systems, Inc./(2)/.......................       55,000         4,104,375
 Citrix Systems, Inc./(2)/......................       15,500           503,750
 Data Translation, Inc..........................      117,000         1,901,250
 In Focus Systems, Inc./(2)/....................       70,000         2,528,750
 Lexmark International Group, Inc., Cl.
  A/(2)/........................................       73,400         1,339,550
 Network Appliance, Inc./(2)/...................       13,200           529,650
 Sun Microsystems, Inc./(2)/....................       40,000         1,825,000
                                                                   ------------
                                                                     14,794,625
                                                                   ------------
Computer Software -- 12.4%
 7th Level, Inc./(2)/...........................       40,000           560,000
 Adept Technology, Inc./(2)/....................      112,700         1,183,350
 AMISYS Managed Care Systems, Inc...............       18,700           355,300
 Arbor Software Corp./(2)/......................       13,500           637,875
 Cheyenne Software, Inc./(2)/...................      110,000         2,873,750
 Computervision Corp./(2)/......................      190,500         2,928,938
 Computron Software, Inc./(2)/..................       50,000           900,000
 Enterprise Systems, Inc./(2)/..................       34,100         1,040,050
 First Data Corp................................       58,788         3,931,448
 GT Interactive Software Corp./(2)/.............       25,000           350,000
 HBO & Co.......................................       40,000         3,065,000
 IDX Systems Corp./(2)/.........................       11,200           389,200
 IMNET Systems, Inc./(2)/.......................       48,000         1,152,000
 Inference Corp., Cl. A/(2)/....................       25,000           475,000
 Informix Corp./(2)/............................       85,000         2,550,000
 Legato Systems, Inc./(2)/......................       40,000         1,240,000
 Mecon, Inc./(2)/...............................      110,000         1,746,250
 MetaTools, Inc./(2)/...........................       15,000           390,000
 NetManage, Inc.................................       60,000         1,395,000
 Network General Corp./(2)/.....................       35,000         1,168,125
 Novadigm, Inc./(2)/............................       39,100         1,109,463
 Open Environment Corp./(2)/....................       72,500           996,875
 Oracle Corp./(2)/..............................       80,000         3,390,000
 Pinnacle Systems, Inc./(2)/....................       39,800           985,050
 Project Software & Development, Inc............       64,500         2,249,438
 Spacetec IMC Corp./(2)/........................       30,000           352,500
 SQA, Inc./(2)/.................................       12,500           240,625
 Summit Medical Systems, Inc./(2)/..............       55,000         1,182,500
 Sync Research, Inc./(2)/.......................       30,800         1,393,700
                                                                   ------------
                                                                     40,231,437
                                                                   ------------
Electronics -- 0.9%
 Photon Dynamics, Inc./(2)/.....................       78,500           628,000
 SDL, Inc./(2)/.................................       95,000         2,280,000
                                                                   ------------
                                                                      2,908,000
                                                                   ------------
Telecommunications-Technology -- 11.5%
 ADC Telecommunications, Inc....................       60,000         2,190,000
 Allen Group, Inc...............................       60,000         1,342,500
 Arch Communications Group, Inc./(2)/...........      140,000         3,360,000
 Comverse Technology, Inc./(2)/.................       60,000         1,200,000
 Davox Corp./(2)/...............................       80,000           950,000
 DSC Communications Corp./(2)/..................       75,000         2,765,625
 Glenayre Technologies, Inc.....................       31,750         1,976,438
 Inter-Tel, Inc./(2)/...........................       56,300           865,613
 L.M. Ericsson Telephone Co., Cl. B,
  ADR...........................................       90,000         1,755,000
 LCI International, Inc./(2)/...................      132,600         2,718,300

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER CAPITAL APPRECIATION FUND

DECEMBER 31, 1995

                                                                   MARKET VALUE
                                                      SHARES         (NOTE 1)
                                                      ------       ------------
Common Stocks (Continued)
Technology (Continued)
Telecommunications-Technology (Continued)
 Metrocall, Inc./(2)/...........................       34,200      $    654,075
 MobileMedia Corp., Cl. A/(2)/..................      125,000         2,781,250
 Pairgain Technologies, Inc./(2)/...............       40,000         2,190,000
 Periphonics Corp./(2)/.........................       85,400         2,369,850
 ProNet, Inc./(2)/..............................      100,000         2,950,000
 Tellabs, Inc...................................       55,000         2,035,000
 Teltrend, Inc./(2)/............................       65,000         3,038,750
 VTEL Corp./(2)/................................      105,500         1,951,750
 Westell Technologies, Inc., Cl. A/(2)/.........       14,000           351,750
                                                                   ------------
                                                                     37,445,901
                                                                   ------------
Total Common Stocks
 (Cost $234,017,201)............................                    296,728,391
                                                                   ------------
                                                      Units
                                                      -----
Rights, Warrants and Certificates -- 0.0%
 Jan Bell Marketing, Inc. Wts., Exp.
  12/98.........................................          532               266
 Tapistron International, Inc. Wts., Exp.
  6/97..........................................      120,000             7,500
 Windmere Corp. Wts., Exp. 1/98.................          381                --
                                                                   ------------
 Total Rights, Warrants and
  Certificates (Cost $52,860)...................                          7,766
                                                                   ------------
                                                    Principal
                                                     Amount
                                                    ---------
Repurchase Agreement -- 10.9%
 Repurchase agreement with First Chicago
  Capital Markets, 5.90%, dated 12/29/95, to
  be repurchased at $35,623,338 on 1/2/96,
  collateralized by U.S. Treasury Nts.,
  5.125%-8.75%, 12/31/96-11/5/04, with a
  value of $19,323,938, U.S. Treasury Bonds,
  6.25%-11.25%, 8/15/03-8/15/23, with a
  value of $11,710,771, and U.S. Treasury
  Bills maturing 11/14/96, with a value of
  $5,310,666 (Cost $35,600,000)................. $ 35,600,000        35,600,000
                                                                   ------------
Total Investments, at Value
(Cost $272,820,061).............................        103.2%      335,795,407
                                                        -----      ------------
Liabilities in Excess of Other Assets...........         (3.2)      (10,391,316)
                                                        -----      ------------
Net Assets......................................        100.0%     $325,404,091
                                                        =====      ============


(1) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $2,974,750 or 0.91% of the Fund's net assets,at December 31, 1995.
(2)  Non-income producing security.

                See Accompanying Notes to Financial Statements.

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER GROWTH FUND

STATEMENT OF INVESTMENTS
DECEMBER 31, 1995

                                                            MARKET VALUE
                                               SHARES         (NOTE 1)
                                               ------       ------------
COMMON STOCKS -- 80.1%
BASIC MATERIALS -- 6.3%
Chemicals -- 4.5%
 FMC Corp./(1)/..............................   4,000       $    270,500
 Georgia Gulf Corp...........................  19,000            584,250
 IMC Global, Inc.............................  16,000            654,000
 Morton International, Inc...................  29,000          1,040,375
 PPG Industries, Inc.........................  18,000            823,500
 Sterling Chemicals, Inc./(1)/...............  80,600            654,875
 Terra Industries, Inc.......................  46,000            649,750
 Union Carbide Corp..........................  17,000            637,500
                                                            ------------
                                                               5,314,750
                                                            ------------
Metals -- 0.3%
 Reynolds Metals Co..........................   7,000            396,375
                                                            ------------
Paper -- 1.5%
 Boise Cascade Corp..........................  17,000            588,625
 Bowater, Inc................................   5,000            177,500
 Federal Paper Board Co......................   7,000            363,125
 Willamette Industries, Inc..................  11,000            618,750
                                                            ------------
                                                               1,748,000
                                                            ------------
CONSUMER CYCLICALS -- 10.7%
Autos & Housing -- 1.4%
 Pulte Corp..................................  17,000            571,625
 Toll Brothers, Inc./(1)/....................  46,000          1,058,000
                                                            ------------
                                                               1,629,625
                                                            ------------
Leisure & Entertainment -- 3.3%
 Applebee's International, Inc...............  18,000            409,500
 Callaway Golf Co............................  25,000            565,625
 ITT Corp. (New).............................   5,000            265,000
 McDonald's Corp.............................  11,000            496,375
 Walt Disney Co..............................  25,000          1,475,000
 Wendy's International, Inc..................  33,800            718,250
                                                            ------------
                                                               3,929,750
                                                            ------------
Media -- 0.2%
 Viacom, Inc., Cl. B/(1)/....................   3,667            173,724
                                                            ------------
Retail: General -- 3.2%
 Jones Apparel Group, Inc./(1)/..............  17,100            673,312
 May Department Stores Co....................   6,000            253,500
 Nautica Enterprises, Inc....................  10,200            446,250
 Tommy Hilfiger Corp.........................  22,500            953,437
 Wal-Mart Stores, Inc........................  26,000            581,750
 Warnaco Group, Inc. (The), Cl. A............  33,000            825,000
                                                            ------------
                                                               3,733,249
                                                            ------------
Retail: Specialty -- 2.6%
 Bed Bath & Beyond, Inc./(1)/................   9,000            349,312
 Gap, Inc. (The).............................  10,000            420,000
 General Nutrition Cos., Inc./(1)/...........  40,000            920,000
 Home Depot, Inc.............................  24,000          1,149,000
 OfficeMax, Inc./(1)/........................   8,000            179,000
                                                            ------------
                                                               3,017,312
                                                            ------------
CONSUMER NON-CYCLICALS -- 17.6%
Beverages -- 1.4%
 Boston Beer Co., Inc., Cl. A/(1)/...........   6,600            156,750
 Coca-Cola Co. (The).........................  10,000            742,500
 PepsiCo, Inc................................  10,000            558,750
 Whitman Corp................................   8,000            186,000
                                                            ------------
                                                               1,644,000
                                                            ------------
Food -- 3.1%
 ConAgra, Inc................................   4,000            165,000
 H.J. Heinz Co...............................  15,000            496,875
 IBP, Inc....................................  20,000          1,010,000

                                                            MARKET VALUE
                                               SHARES         (NOTE 1)
                                               ------       ------------
COMMON STOCKS (Continued)
CONSUMER NON-CYCLICALS (Continued)
Food (Continued)
 Kroger Co./(1)/.............................  14,000       $    525,000
 Safeway, Inc./(1)/..........................  16,000            824,000
 Smithfield Foods, Inc./(1)/.................  21,000            666,750
                                                            ------------
                                                               3,687,625
                                                            ------------
Healthcare/Drugs -- 5.6%
 Abbott Laboratories.........................  27,000          1,127,250
 Amgen, Inc..................................   8,000            475,000
 Bristol-Myers Squibb Co.....................   6,500            558,187
 Johnson & Johnson...........................  12,000          1,027,500
 Pfizer, Inc.................................  26,500          1,669,500
 Schering-Plough Corp........................  16,000            876,000
 Warner-Lambert Co...........................   6,000            582,750
 Watson Pharmaceuticals, Inc./(1)/...........   6,000            294,000
                                                            ------------
                                                               6,610,187
                                                            ------------
Healthcare/Supplies & Services -- 4.2%
 Columbia/HCA Healthcare Corp................  12,000            609,000
 Cordis Corp./(1)/...........................   2,000            201,000
 HealthCare COMPARE Corp./(1)/...............  20,000            870,000
 Lincare Holdings, Inc./(1)/.................  35,000            875,000
 Medtronic, Inc..............................  34,000          1,899,750
 Nellcor Puritan Bennett, Inc./(1)/..........   8,800            510,400
                                                            ------------
                                                               4,965,150
                                                            ------------
Household Goods -- 0.9%
 Procter & Gamble Co.........................  13,000          1,079,000

Tobacco -- 2.4%
 Philip Morris Cos., Inc.....................  16,000          1,448,000
 UST, Inc....................................  41,000          1,368,375
                                                            ------------
                                                               2,816,375
                                                            ------------
ENERGY -- 1.5%
Oil-Integrated -- 1.5%
 Mobil Corp..................................   6,000            672,000
 Royal Dutch Petroleum Co....................   3,500            493,938
 USX-Marathon Group..........................  25,000            487,500
 YPF Sociedad Anonima, Sponsored
  ADR........................................   5,000            108,125
                                                            ------------
                                                               1,761,563
                                                            ------------
FINANCIAL -- 13.7%
Banks -- 4.3%
 Bank of Boston Corp.........................  23,000          1,063,750
 Chase Manhattan Corp........................   6,000            363,750
 Chemical Banking Corp.......................   9,000            528,750
 First Interstate Bancorp....................   6,500            887,250
 Midlantic Corp..............................  12,000            787,500
 NationsBank Corp............................  10,000            696,250
 State Street Boston Corp....................  16,600            747,000
                                                            ------------
                                                               5,074,250
                                                            ------------
Diversified Financial -- 7.4%
 Advanta Corp., Cl. A........................  15,000            573,750
 Donaldson, Lufkin & Jenrette, Inc./(1)/.....   6,200            193,750
 Federal Home Loan Mortgage Corp.............   8,000            668,000
 Federal National Mortgage Assn..............   8,000            993,000
 First USA, Inc..............................  25,000          1,109,375
 Green Tree Financial Corp...................  56,000          1,477,000
 Money Store, Inc. (The).....................  23,000            359,375
 Morgan Stanley Group, Inc...................   3,000            241,875
 Price (T. Rowe) Associates..................  20,400          1,004,700
 Schwab (Charles) Corp. (The)................  29,000            583,625
 Travelers Group, Inc........................  24,000          1,509,000
                                                            ------------
                                                               8,713,450
                                                            ------------

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER GROWTH FUND

DECEMBER 31, 1995

                                                            MARKET VALUE
                                               SHARES         (NOTE 1)
                                               ------       ------------
COMMON STOCKS (Continued)
FINANCIAL (Continued)
Insurance -- 2.0%
 AFLAC, Inc..................................   5,250       $    227,719
 ITT Hartford Group, Inc.....................   5,000            241,875
 MGIC Investment Corp........................  14,100            764,925
 SunAmerica, Inc.............................  24,000          1,140,000
                                                            ------------
                                                               2,374,519
                                                            ------------
INDUSTRIAL -- 7.1%
Electrical Equipment -- 2.2%
 Emerson Electric Co.........................  17,500          1,430,625
 General Electric Co.........................  13,000            936,000
 Honeywell, Inc..............................   2,000             97,250
 Kemet Corp..................................   6,000            143,250
                                                            ------------
                                                               2,607,125
                                                            ------------
Industrial Materials -- 1.6%
 Ball Corp...................................  10,000            275,000
 Centex Corp.................................  14,000            486,500
 Fluor Corp..................................   8,000            528,000
 Rayonier, Inc...............................  19,400            647,475
                                                            ------------
                                                               1,936,975
                                                            ------------
Industrial Services -- 1.0%
 Danka Business System PLC,
  Sponsored ADR..............................  21,000            777,000
 Manpower, Inc...............................  12,500            351,563
                                                            ------------
                                                               1,128,563
                                                            ------------
Manufacturing -- 0.8%
 ITT Industries, Inc.........................   5,000            120,000
 Kulicke & Soffa Industries, Inc.............  20,000            465,000
 Varity Corp./(1)/...........................   9,000            334,125
                                                            ------------
                                                                 919,125
                                                            ------------
Transportation -- 1.5%
 Burlington Northern Santa Fe Corp...........   7,000            546,000
 Canadian Pacific Ltd........................  47,000            851,875
 Illinois Central Corp.......................  10,000            383,750
                                                            ------------
                                                               1,781,625
                                                            ------------
TECHNOLOGY -- 22.1%
Aerospace/Defense -- 0.7%
 Goodrich (B.F.) Co..........................  12,000            817,500
                                                            ------------
Computer Hardware -- 5.3%
 3Com Corp./(1)/.............................  10,000            466,250
 Adaptec, Inc./(1)/..........................  20,000            820,000
 Cabletron Systems, Inc./(1)/................  22,000          1,782,000
 Cisco Systems, Inc./(1)/....................   7,000            522,375
 Compaq Computer Corp./(1)/..................  22,000          1,056,000
 EMC Corp./(1)/..............................  36,000            553,500
 Gateway 2000, Inc./(1)/.....................  22,000            539,000
 Sun Microsystems, Inc./(1)/.................  12,000            547,500
                                                            ------------
                                                               6,286,625
                                                            ------------
Computer Software -- 9.6%
 Automatic Data Processing, Inc..............  19,000          1,410,750
 BMC Software, Inc./(1)/.....................  30,000          1,282,500
 Cheyenne Software, Inc./(1)/................  41,000          1,071,125
 Computer Associates International, Inc......   6,000            341,250
 First Data Corp.............................  20,000          1,337,500
 Informix Corp./(1)/.........................  35,000          1,050,000
 Microsoft Corp./(1)/........................  30,000          2,632,500
 Oracle Corp./(1)/...........................  33,600          1,423,800
 Sterling Software, Inc./(1)/................  12,000            748,500
                                                            ------------
                                                              11,297,925
                                                            ------------
                                                            MARKET VALUE
                                               SHARES         (NOTE 1)
                                               ------       ------------
COMMON STOCKS (Continued)
TECHNOLOGY -- (Continued)
Electronics -- 3.8%
 Arrow Electronics, Inc./(1)/................  11,000       $    474,375
 Cypress Semiconductor Corp./(1)/............  50,000            637,500
 General Instrument Corp./(1)/...............  15,000            350,625
 Intel Corp..................................  26,000          1,475,500
 Motorola, Inc...............................  15,000            855,000
 Phillips Electronics NV, ADR................  19,000            681,625
                                                            ------------
                                                               4,474,625
                                                            ------------
Telecommunications-Technology -- 2.7%
 AT&T Corp...................................  18,000          1,165,500
 Hong Kong Telecommunications Ltd.,
  Sponsored ADR..............................   5,000             88,750
 L.M. Ericsson Telephone Co., Cl. B,
  ADR........................................  33,000            643,500
 Telecom Corp. of New Zealand Ltd.,
  Sponsored ADR..............................   7,000            485,625
 Tellabs, Inc................................  21,800            806,600
                                                            ------------
                                                               3,189,975
                                                            ------------
UTILITIES -- 1.1%
Telephone Utilities -- 1.1%
 BellSouth Corp..............................   5,000            217,500
 Cincinnati Bell, Inc........................  17,000            590,750
 Telefonos de Mexico SA, Sponsored
  ADR........................................  13,500            430,313
                                                            ------------
                                                               1,238,563
                                                            ------------
 Total Common Stocks (Cost
  $70,729,607)...............................                 94,347,530
                                                            ------------

                                               PRINCIPAL
                                                AMOUNT
                                               ---------
REPURCHASE AGREEMENTS -- 19.9%
 Repurchase agreement with First Chicago
  Capital Markets, 5.90%, dated 12/29/95, to
  be repurchased at $18,011,800 on 1/2/96,
  collateralized by U.S. Treasury Nts., 5.125%-
  8.75%, 12/31/96-11/5/04, with a value of
  $9,770,530, U.S. Treasury Bonds, 6.25%-
  11.25%, 8/15/03-8/15/23, with a value of
  $5,921,176, and U.S. Treasury Bills maturing
  11/14/96, with a value of $2,685,168.......  $18,000,000    18,000,000
                                                            ------------
 Repurchase agreement with PaineWebber, Inc.,
  5.90%, dated 12/29/95, to be repurchased
  at $5,473,586 on 1/2/96, collateralized by
  U.S. Treasury Nts., 6.875%, 8/31/99, with
  a value of $1,954,613, and U.S. Treasury
  Bonds, 7.125%-7.625%, 11/15/22-2/15/23,
  with a value of $3,682,864.................    5,470,000     5,470,000
                                                            ------------
 Total Repurchase Agreements
  (Cost $23,470,000).........................                 23,470,000
                                                            ------------
TOTAL INVESTMENTS, AT VALUE (COST
 $94,199,607)................................        100.0%  117,817,530
                                                     ------ ------------

LIABILITIES IN EXCESS OF OTHER ASSETS........          0.0      (107,640)
                                                     ------ ------------

NET ASSETS...................................        100.0% $117,709,890
                                                     ====== ============

/(1)/  Non-income producing security.

                See accompanying Notes to Financial Statements.

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER GLOBAL SECURITIES FUND

STATEMENT OF INVESTMENTS
DECEMBER 31, 1995

                                                                    MARKET VALUE
                                                        SHARES        (NOTE 1)
                                                        ------      ------------
COMMON STOCKS - 95.7%
BASIC MATERIALS - 1.4%
Chemicals - 0.4%
 Minerals Technologies, Inc....................            40,000   $ 1,460,000
                                                                    -----------

Gold - 0.4%
 Newmont Mining Corp...........................            33,000     1,493,250
                                                                    -----------
Metals - 0.3%
 Freeport-McMoRan Copper & Gold,
  Inc., Cl. B..................................            37,000     1,040,625
                                                                    -----------

Paper - 0.3%
 Aracruz Celulose SA, Sponsored ADR,
  Cl. B........................................           125,000       968,750
                                                                    -----------

CONSUMER CYCLICALS - 8.7%
Autos & Housing - 2.7%
 Ciadea SA.....................................           199,998     1,040,195
 General Motors Corp...........................            19,000     1,004,625
 Mahindra & Mahindra Ltd., GDR/(1)//(2)/.......           200,000     1,183,020
 Mitsubishi Motors Corp........................           400,000     3,261,217
 Volkswagen AG.................................            10,000     3,360,635
                                                                    -----------
                                                                      9,849,692
                                                                    -----------
Leisure & Entertainment - 0.6%
 Filmes Lusomundo SA...........................           205,200     2,197,808
Media - 1.4%
 Grupo Televisa SA, Sponsored ADR/(2)/.........            10,900       245,250
 News Corp. Ltd., ADR..........................           150,000     3,206,250
 United International Holdings, Inc., Cl.
  A/(1)/.......................................            97,000     1,430,750
                                                                    -----------
                                                                      4,882,250
                                                                    -----------
Retail: General - 1.7%
 Ito-Yokado Co., Ltd...........................            55,000     3,391,123
 Wal-Mart Stores, Inc..........................           120,000     2,685,000
                                                                    -----------
                                                                      6,076,123
                                                                    -----------
Retail: Specialty - 2.3%
 FamilyMart Co.................................            45,000     2,032,929
 Giordano International Ltd....................         1,700,000     1,451,125
 Jurong Shipyard Ltd...........................           140,000     1,078,852
 Jusco Co......................................            85,000     2,216,639
 Moebel Walther AG, Preference.................             7,312       240,110
 Prodega AG....................................               960     1,209,750
                                                                    -----------
                                                                      8,229,405
                                                                    -----------
CONSUMER NON-CYCLICALS - 20.9%
Beverages - 2.7%
 Allied Domecq PLC.............................           274,400     2,236,675
 Cadbury Schweppes PLC.........................           400,000     3,300,827
 Hellenic Bottling Co., SA.....................            28,300       927,095
 LVMH Moet Hennessy Louis Vuitton..............            15,000     3,128,593
                                                                    -----------
                                                                      9,593,190
                                                                    -----------
Food - 3.7%
 Groupe Danone.................................            20,000     3,304,449
 Molinos Rio de la Plata SA, Cl. B.............           301,343     2,471,490
 Nestle SA.....................................             4,000     4,435,750
 PT Indofood Sukses Makmur/(1)/................           417,750     2,009,795
 Universal Robina Corp.........................         2,500,000     1,239,079
                                                                    -----------
                                                                     13,460,563
                                                                    -----------
Healthcare/Drugs - 9.0%
 Amgen, Inc....................................            40,000     2,375,000
 Astra AB Free, Series A.......................           100,000     3,998,669
 Ciba-Geigy AG.................................            10,000     8,821,093
 Genzyme Corp./(1)/............................            60,000     3,742,500
 Johnson & Johnson.............................            11,500       984,687


                                                                    MARKET VALUE
                                                        SHARES        (NOTE 1)
                                                        ------      ------------
COMMON STOCKS (Continued)
CONSUMER NON-CYCLICALS (Continued)
Healthcare/Drugs (Continued)
 Pharmavit GDS/(5)/............................           114,000   $ 1,368,000
 Plant Genetics Systems/(1)//(3)/..............            89,104     1,061,140
 Sankyo Co. Ltd................................           140,000     3,148,761
 Sanofi SA.....................................            77,998     5,006,479
 Taisho Pharmaceutical Co......................           100,000     1,977,670
                                                                    -----------
                                                                     32,483,999
                                                                    -----------
Healthcare/Supplies & Services - 3.6%
 Olympus Optical Co., Ltd......................           200,000     1,938,892
 Pharmacia & Upjohn, Inc./(1)/.................            25,500       988,125
 Rhoen Klinikum AG, Non-vtg.
  Preference...................................             7,920       691,690
 Stryker Corp..................................            19,000       997,500
 U.S. Healthcare, Inc..........................            60,000     2,790,000
 United Healthcare Corp........................            65,000     4,257,500
 United States Surgical Corp...................            60,000     1,282,500
                                                                    -----------
                                                                     12,946,207
                                                                    -----------
Household Goods - 0.9%
 Kao Corp......................................           250,000     3,102,228
                                                                    -----------
Tobacco - 1.0%
 B.A.T. Industries PLC.........................           400,000     3,524,401
                                                                    -----------
ENERGY - 3.3%
Energy Services & Producers - 3.0%
 Baker Hughes, Inc.............................            80,000     1,950,000
 Coflexip SA, Sponsored ADR....................           105,000     1,981,875
 Compagnie Generale de Geophysique
  SA/(1)/......................................            24,060       792,098
 Global Marine, Inc./(1)/......................           117,500     1,028,125
 Transocean AS/(1)/............................           292,360     5,067,135
                                                                    -----------
                                                                     10,819,233
                                                                    -----------
Oil-Integrated - 0.3%
 Unocal Corp...................................            34,000       990,250
                                                                    -----------

FINANCIAL - 17.4%
 Banks - 4.9%
 Banco Bradesco SA, Preference.................       150,000,000     1,311,839
 Banco de Galicia Y Buenos Aires, ADR..........            71,000     1,464,375
 Banco Frances del Rio de la Plata SA,
  ADR..........................................            55,000     1,478,125
 Banco Wiese, Sponsored ADR....................                60           375
 Chase Manhattan Corp..........................            50,000     3,031,250
 Citicorp......................................            45,000     3,026,250
 HSBC Holdings PLC.............................           126,101     1,908,166
 Northern Trust Corp...........................            18,700     1,047,200
 Skandinaviska Enskilda Banken Group...........           250,000     2,074,781
 Turkiye Garanti Bankasi AS (New)/(2)/.........           288,000     2,411,885
                                                                    -----------
                                                                     17,754,246
                                                                    -----------
Diversified Financial - 5.1%
 ABN Amro Holding NV...........................            70,000     3,192,162
 American Express Co...........................            24,500     1,013,687
 First NIS Regional Fund/(2)//(4)/.............           180,000     1,080,000
 Internationale Nederlanden Groep NV...........            35,000     2,340,627
 IRSA Inversiones y Representaciones,
  SA...........................................         1,028,807     2,593,094
 MBNA Corp.....................................            50,000     1,843,750
 Nomura Securities Co. Ltd.....................           300,000     6,543,762
                                                                    -----------
                                                                     18,607,082
                                                                    -----------

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER GLOBAL SECURITIES FUND

DECEMBER 31, 1995

                                                                    MARKET VALUE
                                                        SHARES        (NOTE 1)
                                                        ------      ------------
COMMON STOCKS (Continued)
FINANCIAL (Continued)
Insurance - 7.4%
 American International Group, Inc.............           35,000    $ 3,237,500
 Mapfre Vida Seguros...........................           25,000      1,483,727
 Marschollek, Lautenschlaeger und
  Partner AG...................................            5,587      3,864,472
 National Mutual Asia Ltd......................        2,634,000      2,384,656
 Reinsurance Australia Corp. Ltd...............        4,500,200      9,975,702
 Skandia Forsakrings AB........................          100,000      2,708,532
 Swiss Reinsurance.............................            2,500      2,915,741
                                                                    -----------
                                                                     26,570,330
                                                                    -----------
INDUSTRIAL - 17.8%
Electrical Equipment - 2.9%
 Murata Mfg. Co. Ltd...........................          140,000      5,157,454
 Ushio, Inc....................................          100,000      1,192,419
 Yokogawa Electric Corp........................          425,000      4,021,263
                                                                    -----------
                                                                     10,371,136
                                                                    -----------
Industrial Services - 6.5%
 BIS SA/(1)/...................................           81,025      6,014,276
 IHC Caland NV.................................           80,000      2,694,965
 JGC Corp......................................          300,000      3,170,089
 Plettac AG....................................           10,000      2,480,303
 VBH-Vereinigter Baubeschlag Handel
  AG...........................................           24,700      6,902,927
 WMX Technologies, Inc.........................           80,000      2,390,000
                                                                    -----------
                                                                     23,652,560
                                                                    -----------
Manufacturing - 7.5%
 Bobst Bearers AG..............................            2,000      3,128,664
 Gildemeister AG/(1)/..........................           13,862      1,259,057
 Measurex Corp.................................           63,800      1,802,350
 Mitsubishi Heavy Industries Ltd...............          250,000      1,994,635
 Mori Seiki Co. Ltd............................          160,000      3,614,095
 Powerscreen International PLC.................        1,330,100      8,002,313
 Traub AG/(1)/.................................           33,750      3,065,444
 Valmet Corp., Cl. A...........................          170,000      4,267,612
                                                                    -----------
                                                                     27,134,170
                                                                    -----------
Transportation - 0.9%
 Brambles Industries Ltd.......................          180,000      2,008,441
 Lisnave-Estaleiros Navais de Lisbona
  SA/(1)/......................................          450,950      1,267,856
                                                                    -----------
                                                                      3,276,297
                                                                    -----------
TECHNOLOGY - 20.3%
Computer Hardware - 4.4%
 Cabletron Systems, Inc./(1)/..................           45,000      3,645,000
 Digital Equipment Corp./(1)/..................           60,000      3,847,500
 International Business Machines Corp..........           35,000      3,211,250
 Olivetti & C. SpA/(1)/........................        5,000,000      4,012,231
 QUALCOMM, Inc./(1)/...........................           25,000      1,075,000
                                                                    -----------
                                                                     15,790,981
                                                                    -----------
Computer Software - 5.5%
 Baan Co. NV/(1)/..............................           30,000      1,357,500
 CSK Corp......................................           50,000      1,565,656
 First Data Corp...............................           87,118      5,826,016
 Ines Corp./(1)/...............................           60,000      1,099,352
 Nintendo Co. Ltd..............................          110,000      8,371,167
 Novell, Inc./(1)/.............................          119,800      1,707,150
                                                                    -----------
                                                                     19,926,841
                                                                    -----------

                                                                    MARKET VALUE
                                                        SHARES        (NOTE 1)
                                                        ------      ------------
COMMON STOCKS (Continued)
TECHNOLOGY (Continued)
Electronics - 6.5%
 General Motors Corp., Cl. H...................           40,000    $ 1,965,000
 Intel Corp....................................           20,000      1,135,000
 Keyence Corp..................................           25,000      2,884,102
 Matsushita Electric Industrial Co.
  Ltd./(1)/....................................          180,000      2,931,605
 National Semiconductor Corp./(1)/.............          150,000      3,337,500
 Philips Electronics NV........................          100,000      3,618,241
 Rohm Co.......................................           45,000      2,543,342
 SGS-Thomson Microelectronics NV/(1)/..........          129,400      5,208,350
                                                                    -----------
                                                                     23,623,140
                                                                    -----------
Telecommunications-Technology - 3.9%
 Airtouch Communications, Inc./(1)/............           70,000      1,977,500
 Hong Kong Telecommunications Ltd..............        1,176,400      2,099,645
 Korea Mobile Telecommunications Corp..........            3,000      3,380,740
 Millicom International Cellular SA/(1)/.......          121,678      3,711,179
 Millicom, Inc./(1)/...........................           25,000             --
 Petersburg Long Distance, Inc./(1)/...........          187,000        888,250
 Technology Resources Industries
  Berhad/(1)/..................................          650,000      1,920,121
                                                                    -----------
                                                                     13,977,435
                                                                    -----------
UTILITIES - 5.9%
Electric Utilities - 0.5%
 Korea Electric Power Co.......................           50,000      1,985,240

Gas Utilities - 1.3%
 Hong Kong & China Gas.........................        2,000,000      3,220,410
 Transportadora de Gas del Sur SA..............           99,300      1,278,488
                                                                    -----------
                                                                      4,498,898
                                                                    -----------
Telephone Utilities - 4.1%
 Compania de Telefonos de Chile SA.............           27,500      2,279,063
 Tele Danmark AS, B Shares.....................           30,000      1,640,261
 Telecom Italia Mobile SpA/(1)/................          669,600      1,179,736
 Telecom Italia SpA............................        1,446,000      2,251,401
 Telecomunicacoes Brasileiras SA,
  Preference...................................        5,800,000        279,283
 Telefonica del Peru SA, Cl. B.................        3,400,031      7,291,810
                                                                    -----------
                                                                     14,921,554
                                                                    -----------
Total Common Stocks (Cost
 $321,681,583).................................                     345,207,884
                                                                    -----------
                                                        UNITS
                                                        -----
RIGHTS, WARRANTS AND CERTIFICATES - 0.0%
 American Satellite Network, Inc. Wts.,
  Exp. 6/99....................................            6,250             --
 Banco Bradesco SA Rts., Exp. 1/96.............        3,507,301             --
 Plant Genetics, Inc. Wts., Exp.
  12/99/(3)/...................................           60,000        119,402
                                                                    -----------

 Total Rights, Warrants and
  Certificates (Cost $0).......................                         119,402
                                                                    -----------

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER GLOBAL SECURITIES FUND

DECEMBER 31, 1995

                                                      PRINCIPAL    MARKET VALUE
                                                    AMOUNT /(1)/     (NOTE 1)
                                                    ------------   ------------
REPURCHASE AGREEMENT - 4.8%
 Repurchase agreement with First Chicago
  Capital Markets, 5.90%, dated 12/29/95, to
  be repurchased at $17,311,341 on 1/2/96,
  collateralized by U.S. Treasury Nts., 5.125%-
  8.75%, 12/31/96-11/5/04, with a value of
  $9,390,565, U.S. Treasury Bonds, 6.25%-
  11.25%, 8/15/03-8/15/23, with a value of
  $5,690,908, and U.S. Treasury Bills
  maturing 11/14/96, with a value of
  $2,580,745 (Cost $17,300,000)................     $17,300,000   $  17,300,000
                                                    -----------   -------------

TOTAL INVESTMENTS, AT VALUE (COST
 $338,981,583).................................           100.5%    362,627,286
                                                          ------   ------------

LIABILITIES IN EXCESS OF OTHER ASSETS..........            (0.5)     (1,648,453)
                                                          ------   ------------

NET ASSETS.....................................           100.0%   $360,978,833
                                                          ======   ============

/(1)/  Non-income producing security.
/(2)/ Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $4,920,155 or 1.36% of the Fund's net assets, at December 31, 1995.
/(3)/ Identifies issues considered to be illiquid - See Note 7 of Notes to Financial Statements.
/(4)/ First NIS Regional Fund, a closed end fund listed on the Luxembourg Stock Exchange, is offered in installments. The Fund has entered the first and second installments (70% of the total commitment). The third installment is provisional and may be postponed indefinitely at the discretion of the Board of NIS Fund.
/(5)/ Affiliated company. Represents ownership of at least 5% of the voting securities of the issuer and is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended December 31, 1995. The aggregate fair value of all securities of affiliated companies as of December 31, 1995 amounted to $1,368,000. Transactions during the period in which the issuer was an affiliate are as follows:

                            BALANCE                                                      BALANCE
                       DECEMBER 31, 1994     GROSS ADDITIONS    GROSS REDUCTIONS    DECEMBER 31, 1995
                       -----------------     ---------------    ----------------    -----------------
                                                                                                                      DIVIDEND
                       SHARES      COST      SHARES     COST         SHARES          COST       SHARES       COST      INCOME
------------------------------------------------------------------------------------------------------------------------------------

Forsheda Group AB,
Series B.............  100,000  $1,200,236       --   $     --        100,000     $1,200,230        --    $            $46,900
Pharmavit GDS........  100,000   1,300,000   24,000    216,000         10,000        115,000   114,000     1,401,000    15,263
                                ----------            --------                    ----------              ----------   -------
                                $2,500,236            $216,000                    $1,315,230              $1,401,000   $62,163
                                ==========            ========                    ==========              ==========   =======

                See accompanying Notes to Financial Statements.

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER STRATEGIC BOND FUND STATEMENT OF INVESTMENTS
DECEMBER 31, 1995


                                              PRINCIPAL    MARKET VALUE
                                            AMOUNT /(1)/     (NOTE 1)
                                            -------------  -------------
CERTIFICATES OF DEPOSIT -- 3.8%
 Canadian Imperial Bank CD, Zero
  Coupon, 28.674%, 2/8/96/(2)//(3)/ HUF...  $ 33,025,000     $  235,034
 Citibank CD:
 13%, 5/6/96/(2)/ CLP.....................    74,934,666        184,279
 27.40%, 3/22/96/(2)/) HUF................    34,877,500        255,278
 CS First Boston, Inc. CD, 15.75%,
  6/11/96/(2)//(4)/ IDR...................   667,200,000        291,809
 Indonesia (Republic of) Bank Negara
  CD, Zero Coupon, 15.914%,
  6/17/96/(2)//(3)/ IDR...................   500,000,000        201,253
 Krungthai Thanakit CD, Zero Coupon:
 11.533%, 2/29/96/(2)//(3)/ THB...........     6,500,000        251,931
 11.668%, 2/29/96/(2)//(3)/ THB...........     3,500,000        135,655
 11.292%, 3/13/96/(2)//(3)/ THB...........    19,000,000        736,565
                                                           -------------


Total Certificates of Deposit
 (Cost $2,323,164)........................                    2,291,804
                                                           -------------


MORTGAGE-BACKED OBLIGATIONS -- 5.8%
GOVERNMENT AGENCY -- 3.9%
FHLMC/FNMA/Sponsored -- 2.6%
 Federal Home Loan Mortgage Corp.,
  Series 176, Cl. F, 8.95%, 3/15/20.......        40,342         40,720
 Federal National Mortgage Assn.:
 7.50%, 8/1/25............................     1,175,762      1,204,780
 Collateralized Mtg. Obligations, Series
  1992-103, Cl. JB, 10.50%, 11/25/20......       130,000        154,821
 Series 1994-83, Cl. Z, 7.50%, 6/25/24....       178,988        175,296
                                                           -------------
                                                              1,575,617
                                                           -------------
GNMA/Guaranteed -- 1.3%
 Government National Mortgage Assn.,
  6%, 11/20/25............................       747,956        755,436
                                                           -------------

PRIVATE -- 1.9%
Commercial -- 1.5%
 FDIC Trust, Gtd. Real Estate Mtg.
  Investment Conduit Pass-Through
  Certificates, Series 1994-C1, Cl. 2-G,
  8.70%, 9/25/25/(4)/.....................       153,594        160,170
 Merrill Lynch Mortgage Investors, Inc.,
  Mtg. Pass-Through Certificates, Series
  1995-C2, Cl. D, 8.06%, 6/15/21/(5)/.....       496,835        509,644
 Resolution Trust Corp., Commercial Mtg.
 Pass-Through Certificates:
 Series 1991-M6, Cl. B4, 7.477%,
  6/25/21/(5)/............................        37,880         37,869
 Series 1992-CHF, Cl. D, 8.25%,
  12/25/20................................       126,259        130,383
 Series 1993-C1, Cl. D, 9.45%, 5/25/24....        91,000         96,773
                                                           -------------
                                                                934,839
                                                           -------------
MULTI-FAMILY -- 0.4%
 Resolution Trust Corp., Commercial
  Mtg. Pass-Through Certificates, Series
  1994-C2, Cl. E, 8%, 4/25/25.............       236,608        223,299
                                                           -------------

Total Mortgage-Backed Obligations
 (Cost $3,324,532)........................                    3,489,191
                                                           -------------

U.S. GOVERNMENT OBLIGATIONS -- 29.0%
TREASURY -- 29.0%
 U.S. Treasury Bonds:
 11.625%, 11/15/02........................     4,300,000      5,799,625
 13.125%, 5/15/01.........................     2,800,000      3,796,623
 6.875%, 8/15/25..........................     1,200,000      1,354,124
 8.125%, 8/15/19..........................       163,000        205,024

                                             PRINCIPAL     MARKET VALUE
                                            AMOUNT /(1)/     (NOTE 1)
                                            -------------  -------------
U.S. GOVERNMENT OBLIGATIONS (Continued)
TREASURY (Continued)
 U.S. Treasury Nts.:
 8.75%, 8/15/00...........................   $  2,125,000    $ 2,415,194
 9.25%, 1/15/96...........................      3,500,000      3,509,842
 9.375%, 4/15/96..........................        318,000        321,875
                                                           -------------

Total U.S. Government Obligations
(Cost $16,639,999)........................                   17,402,307
                                                           -------------

FOREIGN GOVERNMENT OBLIGATIONS -- 30.1%
Argentina -- 0.5%
 Argentina (Republic of):
 Medium-Term Nts., 8%, 8/9/97 NLG.........       400,000        247,662
 Bonds, Bonos del Tesoro, Series II,
  5.898%, 9/1/97/(5)/.....................        30,000         28,984
                                                           -------------
                                                                276,646
                                                           -------------
Australia -- 2.3%
 New South Wales Treasury Corp. Gtd.
  Exch. Bonds, 12%, 12/1/01 AUD...........       140,000        123,469
Queensland Treasury Corp. Gtd. Nts.,
 8%, 8/14/01 AUD..........................     1,068,000        795,672
Treasury Corp. of Victoria Gtd. Bonds,
 10.25%, 11/15/06 AUD.....................        90,000         75,095
Western Australia Treasury Corp. Gtd.
 Bonds, 10%, 7/15/05 AUD..................       450,000        368,968
                                                           -------------
                                                              1,363,204
                                                           -------------
Brazil -- 1.4%
 Brazil (Federal Republic of):
 Eligible Interest Bonds, 6.812%,
  4/15/06/(5)/............................       500,000        343,750
 Interest Due and Unpaid Bonds,
  6.688%, 1/1/01/(5)/.....................       522,500        450,003
 Petroquimica do Nordeste Sr. Unsec.
  Unsub. Nts., 9.50%, 10/19/01............        50,000         46,437
                                                           -------------
                                                                840,190
                                                           -------------

Bulgaria -- 0.8%
 Bulgaria (Republic of) Interest Arrears
  Bonds, 6.75%, 7/28/11/(5)//(6)/.........     1,000,000        463,750
                                                           -------------

Canada -- 3.2%
 Canada (Government of) Bonds:
 10.25%, 12/1/98 CAD......................       320,000        260,206
 10.25%, 3/1/96 CAD.......................       180,000        133,274
 9%, 12/1/04 CAD..........................       460,000        380,792
 Series A33, 11.50%, 9/1/00 CAD...........     1,170,000      1,027,961
 9.75%, 10/1/97 CAD.......................       180,000        140,585
                                                           -------------
                                                              1,942,818
                                                           -------------
Colombia - 0.4%
 Colombia (Republic of) 1989-1990
  Integrated Loan Facility Bonds, 6.875%,
  7/1/01/(5)//(7)/........................       257,160        239,159
                                                           -------------

Costa Rica -- 0.5%
 Central Bank of Costa Rica Principal
  Bonds, Series A, 6.25%, 5/21/10.........       500,000        310,000
                                                           -------------

Denmark -2.0%
 Denmark (Kingdom of) Bonds:
 7%, 11/10/24 DKK.........................     1,600,000        257,534
 8%, 3/15/06 DKK..........................     1,000,000        190,281
 8%, 5/15/03 DKK..........................     4,000,000        767,332
                                                           -------------
                                                              1,215,147
                                                           -------------

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER STRATEGIC BOND FUND STATEMENT OF INVESTMENTS (Continued)
DECEMBER 31, 1995

                                                 PRINCIPAL     MARKET VALUE
                                               AMOUNT /(1)/      (NOTE 1)
                                              ---------------  -------------
FOREIGN GOVERNMENT OBLIGATIONS (Continued)
Ecuador -- 0.7%
 Ecuador (Republic of) Disc. Bonds,
 6.812%, 2/28/25/(5)/........................     $  800,000    $   407,000
                                                                -----------
France -- 0.2%
 France (Government of) Obligation
 Assimilable du Tresor Debs.:
 8.50%, 10/25/08 FRF.........................        200,000         46,782
 8.50%, 4/25/03 FRF..........................        200,000         45,722
                                                                -----------
                                                                     92,504
                                                                -----------
Germany -- 1.2%
 Germany (Republic of) Bonds:
 7.75%, 10/1/04 DEM..........................        480,000        368,465
 Series 86, 6%, 6/20/16 DEM..................        100,000         64,327
 Series 94, 7.50%. 11/11/04 DEM..............        400,000        307,809
                                                                -----------
                                                                    740,601
                                                                -----------
Great Britain -- 1.5%
 United Kingdom:
 Treasury Nts., 9.50%, 4/18/05 GBP...........         70,000        123,286
 GILT, 10%, 9/8/03 GBP.......................        425,000        765,432
                                                                -----------
                                                                    888,718
                                                                -----------
Italy -- 2.7%
 Italy (Republic of) Treasury Bonds, Buoni
 del Tesoro Poliennali:
 10.50%, 7/15/00 ITL.........................    315,000,000        200,151
 11.50%, 3/1/03 ITL..........................    965,000,000        634,757
 10.50%, 7/15/98 ITL.........................  1,260,000,000        800,129
                                                                -----------
                                                                  1,635,037
                                                                -----------
Jamaica -- 0.1%
 Jamaica (Government of) 1990
  Refinancing Agreement Nts., Tranche A,
  6.75%, 10/16/00/(5)//(7)/..................         87,500         78,750
                                                                -----------

Jordan -- 0.9%
 Hashemite Kingdom of Jordan:
 Disc. Bonds, 6.437%, 12/23/23/(5)/..........        500,000        310,000
 Par Bonds, 4%, 12/23/23/(8)/................        500,000        241,875
                                                                -----------
                                                                    551,875
                                                                -----------
Mexico -- 1.6%
 Banco Nacional de Comercio Exterior SNC:
 International Finance BV Gtd. Bonds,
  10.875%, 6/23/97/(4)//(5)/.................        250,000        254,687
 Zero Coupon, 10.58%, 6/5/96/(3)//(4)/.......        200,000        190,700
 United Mexican States:
 Banco Nacional de Comercio Exterior
  SNC International Finance BV Gtd.
  MatadorBonds, 7.50%, 7/1/00................        235,000        202,100
 Combined Facility 3, Loan Participation
  Agreement, Tranche A, 6.50%,
  9/20/97/(5)//(7)/..........................        123,840         93,809
 Petroleos Mexicanos Gtd. Medium-Term
  Nts., 7.60%, 6/15/00.......................        100,000         89,750
 Petroleos Mexicanos Gtd. Unsec. Unsub.
  Nts., 7.875%, 3/2/99 CAD...................        200,000        138,213
                                                                -----------
                                                                    969,259
                                                                -----------
Morocco -- 1.3%
 Morocco (Kingdom of) Loan Participation
 Agreement:
 Tranche A, 6.594%, 1/1/09/(5)/..............      1,100,000        732,875
 Tranche B, 6.521%, 1/1/04/(5)/..............         50,000         37,625
                                                                -----------
                                                                    770,500
                                                                -----------

                                               PRINCIPAL       MARKET VALUE
                                              AMOUNT /(1)/       (NOTE 1)
                                              ---------------  -------------
FOREIGN GOVERNMENT OBLIGATIONS (Continued)
New Zealand -- 1.9%
 New Zealand (Republic of) Bonds:
 10%, 3/15/02 NZD............................ $    1,385,000    $ 1,024,323
 10%, 7/15/97 NZD............................        155,000        104,140
                                                                -----------
                                                                  1,128,463
                                                                -----------
Norway -- 0.7%
 Norwegian Government Bonds:
 5.75%, 11/30/04 NOK.........................      1,160,000        175,473
 9.50%, 10/31/02 NOK.........................      1,435,000        268,859
                                                                -----------
                                                                    444,332
                                                                -----------
Panama -- 0.4%
 Panama (Republic of) Debs., 6.75%,
 5/10/02/(5)/................................        250,000        214,219
                                                                -----------

Poland -- 0.3%
 Poland (Republic of) Treasury Bills,
 Zero Coupon, 24.959%, 4/17/96/(3)/ PLZ......        500,000        188,298
                                                                -----------

Spain -- 3.0%
 Spain (Kingdom of):
 Bills, Letras del Tesoro, Zero Coupon,
  9.426%, 9/6/96/(3)/ ESP....................     10,000,000         76,720
 Bonds, Bonos y Obligacion del Estado,
  10.90%, 8/30/03 ESP........................    173,600,000      1,509,962
 Gtd. Bonds, Bonos y Obligacion del
  Estado, 10.55%, 11/30/96 ESP...............     25,600,000        213,340
                                                                -----------
                                                                  1,800,022
                                                                -----------
Supranational -- 0.4%
 International Bank for Reconstruction
  and Development Bonds, 12.50%,
  7/25/97 NZD................................        325,000        226,281
                                                                -----------

Sweden -- 1.1%
 Sweden (Kingdom of) Bonds:
 Series 1030, 13%, 6/15/01 SEK...............        300,000         54,485
 Series 1033, 10.25%, 5/5/03 SEK.............      3,700,000        615,899
                                                                -----------
                                                                    670,384
                                                                -----------
Trinidad & Tobago -- 0.5%
 Trinidad & Tobago Loan Participation
  Agreement, Tranche A, 1.563%,
  9/30/00/(5)//(7)/ JPY......................     39,999,998        328,642
                                                                -----------

Venezuela -- 0.5%
 Venezuela (Republic of) Disc. Bonds,
  Series DL, 6.563%, 12/18/07/(5)/...........        500,000        276,250
                                                                -----------

 Total Foreign Government Obligations
 (Cost $17,588,999)..........................                    18,062,049
                                                                -----------

CORPORATE BONDS AND NOTES -- 25.8%
BASIC INDUSTRY -- 1.9%
Chemicals -- 0.2%
 NL Industries, Inc., 11.75% Sr. Sec.
  Nts., 10/15/03.............................        100,000        107,250
                                                                -----------

Metals/Mining -- 0.0%
 UCAR Global Enterprises, Inc., 12% Sr.
 Sub. Nts., 1/15/05..........................         10,000         11,425
                                                                -----------

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER STRATEGIC BOND FUND STATEMENT OF INVESTMENTS (Continued)
DECEMBER 31, 1995


                                              PRINCIPAL    MARKET VALUE
                                            AMOUNT /(1)/     (NOTE 1)
                                            -------------  -------------
CORPORATE BONDS AND NOTES (Continued)
BASIC INDUSTRY (Continued)
Paper -- 1.4%
 Domtar, Inc., 11.25% Debs., 9/15/17....    $    100,000    $   106,500
 Gaylord Container Corp., 0%/12.75% Sr.
  Sub. Disc. Debs., 5/15/05/(9)/........         200,000        197,000
 Repap New Brunswick, Inc., 9.25%
  First Priority Sr. Sec. Nts.,
  7/15/00/(5)/..........................         200,000        201,000
 Riverwood International Corp., 10.75%
  Sr. Nts., 6/15/00.....................         100,000        106,875
 Stone Container Corp., 10.75% First
  Mtg. Nts., 10/1/02....................         190,000        198,550
                                                            -----------
                                                                809,925
                                                            -----------
Steel -- 0.3%
 Jorgensen (Earle M.) Co., 10.75% Sr.
  Nts., 3/1/00..........................          50,000         46,250
 Wheel-Pittsburgh Corp., 9.375% Sr.
  Nts., 11/15/03........................         150,000        143,625
                                                            -----------
                                                                189,875
                                                            -----------
CONSUMER RELATED -- 6.3%
Consumer Products -- 1.2%
 Coleman Holdings, Inc., Zero Coupon
  Sr. Sec. Disc. Nts., Series B, 12.575%,
  5/27/98/(3)/..........................          50,000         40,000
 Harman International Industries, Inc.,
  12% Sr. Sub. Nts., 8/1/02.............         150,000        165,750
 International Semi-Tech
  Microelectronics, Inc., 0%/11.50% Sr.
  Sec. Disc. Nts., 8/15/03/(9)/.........         400,000        212,000
 Tag-Heuer International SA, 12% Sr.
  Sub. Nts., 12/15/05/(4)/..............         200,000        200,750
 Williams (J. B.) Holdings, Inc., 12% Sr.
  Nts., 3/1/04..........................         100,000        100,000
                                                            -----------
                                                                718,500
                                                            -----------
Food/Beverages/Tobacco -- 0.7%
 Dr. Pepper Bottling Holdings, Inc.,
  0%/11.625% Sr. Disc. Nts., 2/15/03/(9)/        200,000        160,000
 Pulsar Internacional SA de CV, 11.80%
  Nts., 9/19/96/(7)/....................         250,000        251,875
                                                            -----------
                                                                411,875
                                                            -----------
Healthcare -- 2.0%
 AmeriSource Corp., 11.25% Sr. Debs.,
  7/15/05/(10)/.........................           87,579         96,775
 Capstone Capital Corp., 10.50% Cv. Sub.
  Debs., 4/1/02.........................         200,000        239,750
 Icon Health & Fitness, Inc., 13% Sr.
  Sub. Nts., 7/15/02/(4)/...............         200,000        217,000
 IVAC Corp., 9.25% Sr. Nts., 12/1/02....         150,000        154,500
 Quorum Health Group, Inc., 8.75% Sr.
  Sub. Nts., 11/1/05....................         150,000        155,813
 Tenet Healthcare Corp., 10.125% Sr.
  Sub. Nts., 3/1/05.....................         100,000        111,250
 Total Renal Care, Inc., 0%/12% Sr. Sub.
  Disc. Nts., 8/15/04/(9)/..............         205,000        197,825
                                                            -----------
                                                              1,172,913
                                                            -----------
Hotel/Gaming -- 1.6%
 Bally's Casino Holdings, Inc., Zero
  Coupon Sr. Disc. Nts., 9.897%,
  6/15/98/(3)/..........................    $    200,000    $   161,000
 Grand Casinos, Inc., 10.125% Gtd. First
  Mtg. Nts., 12/1/03....................         250,000        261,875
 HMC Acquisition Properties, Inc., 9%
  Sr. Nts., 12/15/07/(4)/...............         150,000        150,750

                                             PRINCIPAL     MARKET VALUE
                                            AMOUNT /(1)/     (NOTE 1)
                                            -------------  -------------
CORPORATE BONDS AND NOTES (Continued)
CONSUMER RELATED (Continued)
Hotel/Gaming (Continued)
 Mohegan Tribal Gaming Authority,
  13.50% Sr. Sec. Nts., 11/15/02/(4)/...    $    100,000    $   108,500
 Station Casinos, Inc., 9.625% Sr. Sub.
  Nts., 6/1/03..........................         100,000         98,500
 Trump Plaza Funding, Inc., 10.875% Gtd.
  Mtg. Nts., 06/15/01....................         150,000       156,000
                                                            -----------
                                                                936,625
                                                            -----------
Restaurants -- 0.3%
 Carrols Corp., 11.50% Sr. Nts., 8/15/03.        100,000        101,500
 Foodmaker, Inc., 9.25% Sr. Nts., 3/1/99.        100,000         96,250
                                                            -----------
                                                                197,750
                                                            -----------

Textile/Apparel -- 0.5%
 PT Polysindo Eka Perkasa, Zero
  Coupon Promissory Nts., 17.90%,
  10/23/96/(3)/ IDR......................    300,000,000        110,084
 Synthetic Industries, Inc., 12.75% Sr.
  Sub. Debs., 12/1/02....................        200,000        197,000
                                                            -----------
                                                                307,084
                                                            -----------
ENERGY -- 1.3%
 Chesapeake Energy Corp., 10.50% Sr.
  Nts., 6/1/02...........................        150,000        157,875
 Petroleum Heat & Power Co., Inc.,
  12.25% Sub. Debs., 2/1/05..............        100,000        112,000
 Plains Resources, Inc., 12% Sr. Sub.
  Nts., 10/1/99..........................        100,000        104,000
 Triton Energy Corp., Zero Coupon Sr.
  Sub. Disc. Nts., 10.493%, 11/1/97/(3)/.        100,000         86,750
 United Meridian Corp., 10.375% Gtd. Sr.
  Sub. Nts., 10/15/05....................        200,000        212,500
 Vintage Petroleum, Inc., 9% Sr. Sub.
  Nts., 12/15/05.........................        100,000        101,250
                                                            -----------
                                                                774,375
                                                            -----------
FINANCIAL SERVICES -- 1.5%
Banks & Thrifts -- 0.9%
 Banco Bamerindus do Brasil SA:
 10.50% Debs., 6/23/97...................        100,000         92,000
 11% Sr. Unsub. Unsec. Bonds, 10/6/97....        100,000         92,000
 Banco Ganadero SA, Zero Coupon:
 Nts., 9.931%, 7/1/96/(3)//(4)/..........        100,000         95,404
 Sr. Unsub. Unsec. Nts., 9.931%,
  6/15/96/(3)//(4)/......................         50,000         47,904
 Banco Mexicano SA, 8% Sr. Unsub.
  Unsec. Exchangeable Medium-Term Nts.,
  11/4/98................................        200,000        168,500
 Morgan Stanley Group, 14.25% Indian
  Rupee Indexed Nts., 6/26/96 INR........      1,570,500         44,662
                                                            -----------
                                                                540,470
                                                            -----------
Diversified Financial -- 0.4%
 Banco del Atlantico SA, 7.875%
  Eurobonds, 11/5/98.....................        200,000        170,000
 Olympic Financial Ltd., 13% Sr. Nts.,
  5/1/00.................................        100,000        109,500
                                                            -----------
                                                                279,500
                                                            -----------
Insurance -- 0.2%
 Terra Nova Insurance (UK) Holdings
  PLC, 10.75% Sr. Nts., 7/1/05...........        100,000        109,500
                                                            -----------

HOUSING RELATED -- 0.6%
Building Materials -- 0.1%
 Pacific Lumber Co., 10.50% Sr. Nts.,
  3/1/03.................................        100,000         94,875

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER STRATEGIC BOND FUND STATEMENT OF INVESTMENTS (Continued)
DECEMBER 31, 1995

                                             PRINCIPAL     MARKET VALUE
                                            AMOUNT /(1)/     (NOTE 1)
                                            -------------  -------------
CORPORATE BONDS AND NOTES (Continued)
HOUSING RELATED (Continued)
Homebuilders/Real Estate -- 0.5%
 Saul (B.F.) Real Estate Investment
  Trust, 11.625% Sr. Sec. Nts., Series B,
  4/1/02.................................    $    100,000   $   102,500
 Tribasa Toll Road Trust, 10.50% Nts.,
  Series 1993-A, 12/1/11/(4)/............         250,000       186,250
                                                            -----------
                                                                288,750
                                                            -----------
MANUFACTURING -- 1.0%
Aerospace/Electronics/Computers -- 0.5%
 Berg Electronics Holdings Corp.,
  11.375% Sr. Sub. Debs., 5/1/03.........          50,000        56,250
 Communications & Power Industries,
  Inc., 12% Sr. Sub. Nts., 8/1/05........         100,000       103,250
 Rohr, Inc., 11.625% Sr. Nts., 5/15/03...         100,000       109,500
 Unisys Corp., 13.50% Credit Sensitive
  Nts., 7/1/97/(5)/......................          50,000        47,750
                                                            -----------
                                                                316,750
                                                            -----------
Automotive -- 0.5%
 Foamex LP/Foamex Capital Corp.,
  11.25% Sr. Nts., 10/1/02...............         200,000       193,000
 Penda Corp., 10.75% Sr. Nts., Series B,
  3/1/04.................................         150,000       126,000
                                                            -----------
                                                                319,000
                                                            -----------
MEDIA -- 6.0%
Broadcasting -- 0.8%
 Act III Broadcasting, Inc., 9.625% Sr.
  Sub. Nts., 12/15/03....................          50,000        50,375
 New City Communications, Inc.,
  11.375% Sr. Sub. Nts., 11/1/03.........          50,000        46,500
 Paxson Communications Corp., 11.625%
  Sr. Sub. Nts., 10/1/02/(4)/............         250,000       252,500
 Sinclair Broadcast Group, Inc., 10% Sr.
  Sub. Nts., 12/15/03....................         100,000       102,500
                                                            -----------
                                                                451,875
                                                            -----------
Cable Television -- 3.7%
 American Telecasting, Inc., 0%/14.50%
  Sr. Disc. Nts., 6/15/04/(9)/...........         322,737       223,495
 Australis Media Ltd., Units (each unit
  consists of $1,000 principal amount of
  0%/14% sr. sub. disc. nts., 5/15/03 and
  one warrant to purchase 57.721
  ordinary shares)/(9)//(11)/............         300,000       219,000
 Bell Cablemedia PLC, 0%/11.95% Sr.
  Disc. Nts., 7/15/04/(9)/...............         100,000        71,375
 Cablevision Systems Corp., 10.75% Sr.
  Sub. Debs., 4/1/04.....................         100,000       106,250
 Continental Cablevision, Inc., 11% Sr.
  Sub. Debs., 6/1/07.....................         300,000       336,000
 Fundy Cable Ltd., 11% Sr. Sec. Second
  Priority Nts., 11/15/05................         100,000       105,000
 Marcus Cable Co. LP/Marcus Cable
  Capital Corp., 0%/14.25% Sr. Disc. Nts.,
  12/15/05/(9)/..........................         200,000       137,000
 Marcus Cable Operating Co.
  LP/Marcus Cable Capital Corp.,
  0%/13.50% Gtd. Sr. Sub. Disc. Nts.,
  Series II, 8/1/04/(9)/.................         200,000       149,250
 Rogers Cablesystems Ltd., 10% Sr. Sec.
  Second Priority Debs., 12/1/07.........         300,000       320,250
 TeleWest PLC, 0%/11% Sr. Disc. Debs.,
  10/1/07/(9)/...........................         300,000       181,875
 Time Warner Entertainment LP/Time
  Warner, Inc., 8.375% Sr. Debs., 3/15/23         200,000       217,233

                                             PRINCIPAL     MARKET VALUE
                                            AMOUNT /(1)/     (NOTE 1)
                                            -------------  -------------
CORPORATE BONDS AND NOTES (Continued)
MEDIA (Continued)
Cable Television (Continued)
 Time Warner, Inc., 9.125% Debs.,
  1/15/13................................    $     50,000   $    56,385
 United International Holdings, Inc., Zero
  Coupon Sr. Sec. Disc. Nts., 12.544%,
  11/15/99/(3)/..........................         200,000       125,000
                                                            -----------
                                                              2,248,113
                                                            -----------
Diversified Media -- 1.2%
 Ackerley Communications, Inc., 10.75%
  Sr. Sec. Nts., Series A, 10/1/03.......         200,000       214,000
 Echostar Communications Corp.,
  0%/12.875% Sr. Disc. Nts., 6/1/04/(9)/.         100,000        67,500
 Lamar Advertising Co., 11% Sr. Sec.
  Nts., 5/15/03..........................         150,000       156,000
 Outdoor Systems, Inc., 10.75% Sr. Nts.,
  8/15/03................................         100,000        97,500
 Panamsat LP/Panamsat Capital Corp.,
  9.75% Sr. Sec. Nts., 8/1/00............         150,000       159,375
                                                            -----------
                                                                694,375
                                                            -----------
Entertainment/Film -- 0.3%
 Imax Corp., 7% Sr. Nts., 3/1/01/(8)/....         200,000       197,000
                                                            -----------

OTHER -- 0.6%
Conglomerates -- 0.4%
 MacAndrews & Forbes Holdings, Inc.,
  13% Sub. Debs., 3/1/99.................         175,000       177,625
 Talley Industries, Inc., 0%/12.25% Sr.
  Disc. Debs., 10/15/05/(9)/.............         100,000        74,500
                                                            -----------
                                                                252,125
                                                            -----------
Services -- 0.2%
 Borg-Warner Security Corp., 9.125% Sr.
  Sub. Nts., 5/1/03......................         100,000        91,500
                                                            -----------

RETAIL -- 0.7%
Specialty Retailing -- 0.2%
 Eye Care Centers of America, Inc., 12%
  Sr. Nts., 10/1/03......................          70,000        65,450
 Finlay Fine Jewelry Corp., 10.625% Sr.
  Nts., 5/1/03...........................         100,000        98,000
                                                            -----------
                                                                163,450
                                                            -----------
Supermarkets -- 0.5%
 Grand Union Co., 12% Sr. Nts., 9/1/04...         200,000       174,000
 Purity Supreme, Inc., 11.75% Sr. Sec.
  Nts., Series B, 8/1/99.................         100,000       110,750
                                                            -----------
                                                                284,750
                                                            -----------
TRANSPORTATION -- 0.9%
Air Transportation -- 0.7%
 American International Group, Inc.,
  11.70% Unsec. Unsub. Bonds,
  12/4/01 ITL............................     270,000,000       179,345
 Atlas Air, Inc., 12.25% Pass-Through
  Certificates, 12/1/02..................         250,000       256,250
                                                            -----------
                                                                435,595
                                                            -----------
Railroads -- 0.2%
 Transtar Holdings LP/Transtar Capital
  Corp., 0%/13.375% Sr. Disc. Nts.,
  Series B, 12/15/03/(9)/................         200,000       133,000
                                                            -----------

UTILITIES -- 5.0%
Electric Utilities -- 0.7%
 Beaver Valley II Funding Corp., 9%
  Second Lease Obligation Bonds, 6/1/17..         199,000       170,304

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER STRATEGIC BOND FUND STATEMENT OF INVESTMENTS (Continued)
DECEMBER 31, 1995


                                             PRINCIPAL     MARKET VALUE
                                            AMOUNT /(1)/     (NOTE 1)
                                            -------------  -------------

CORPORATE BONDS AND NOTES (Continued)
UTILITIES (Continued)
Electric Utilities (Continued)
 El Paso Electric Co., 10.75% Lease
  Obligation Bonds, 4/1/13/(12)/...........    $   100,000 $    67,873
 First PV Funding Corp., 10.30% Lease
  Obligation Bonds, Series 1986A, 1/15/14..        200,000     204,312
                                               ----------- -----------
                                                               442,489
                                               ----------- -----------
Telecommunications -- 4.3%
 A+ Network, Inc., 11.875% Sr. Sub. Nts.,
  11/1/05..................................        200,000     202,500
 Call-Net Enterprises, Inc., 0%/13.25% Sr.
 Disc. Nts., 12/01/04/(9)/.................        200,000     144,000
 Celcaribe SA, 0%/13.50% Sr. Sec. Nts.,
  3/15/04/(4)//(9)/........................        150,000     106,500
 Cellular Communications International,
  Inc., Zero Coupon Sr. Disc. Nts.,
  11.44%, 8/15/00/(3)/.....................        300,000     180,750
 Cellular, Inc., 0%/11.75% Sr. Sub. Disc.
  Nts., 9/1/03/(9)/........................         50,000      40,063
 Cencall Communications Corp.,
  0%/10.125% Sr. Disc. Nts., 1/15/04/(9)/..        300,000     169,500
 Comunicacion Celular SA, Units (each
  unit consists of $1,000 principal
  0%/13.125% sr. deferred coupon bond,
  11/15/03 and one warrant to purchase
  12,860 shares of common stock at
  $1.32 per 1,000 shares)/(4)//(9)//(11)/..        200,000     114,000
 Geotek Communications, Inc., 0%/15%
  Sr. Sec. Disc. Nts., 7/15/05/(9)/........        250,000     113,750
 GST Telecommunications, Inc., Units
  (each unit consists of eight
  0%/13.875% sr. disc. nts., 12/15/05 and
  one 0%/13.875% cv. sr. sub. disc. nt.,
  12/15/05)/(4)//(9)//(11)/................        225,000     117,500
 Horizon Cellular Telephone LP/Horizon
  Finance Corp., 0%/11.375% Sr. Sub.
  Disc. Nts., 10/1/00/(9)/.................        250,000     213,750
 In-Flight Phone Corp., 0%/14% Sr. Disc.
  Nts., 5/15/02/(9)/.......................        200,000      67,000
 IntelCom Group (USA), Inc.,
  0%/13.50% Sr. Disc. Nts.,
  9/15/05/(4)//(9)/........................        250,000     144,375
 MFS Communications, Inc., 0%/9.375%
  Sr. Disc. Nts., 1/15/04/(9)/.............        200,000     161,000
 Nextel Communications, Inc., 0%/11.50%
  Sr. Disc. Nts., 9/1/03/(9)/..............        300,000     185,625
 PriCellular Wireless Corp., 0%/14% Sr.
  Sub. Disc. Nts., 11/15/01/(9)/...........        300,000     264,000
 USA Mobile Communications, Inc. II,
  14% Sr. Nts., 11/1/04....................        150,000     176,250
 WinStar Communications, Inc., Units
  (each unit consists of two $1,000
  principal amount of 0%/14% sr. disc.
  nts.,10/15/05 and one cv. sr. sub. disc.
  nts., 10/15/05)/(4)//(9)//(11)/..........        100,000     158,500
                                                           -----------
                                                             2,559,063
                                                           -----------

 Total Corporate Bonds and Notes
 (Cost $15,112,269)........................                 15,539,777
                                                           -----------

                                                           MARKET VALUE
                                                   SHARES     (NOTE 1)
                                                   ------  ------------
COMMON STOCKS -- 0.1%
 Celcaribe SA/(4)//(13)/...................         24,390    $ 29,024
 EchoStar Communications Corp., Cl. A......            600      10,913
 United International Holdings, Inc., Cl.
 A/(13)/...................................          1,000      14,750
                                                              --------
 Total Common Stocks
 (Cost $45,399)............................                     54,687
                                                              --------

PREFERRED STOCKS -- 1.5%
 BankAmerica Corp., 8.375%, Series K.......          7,000     181,125
 California Federal Bank, 10.625% Non-
  Cum., Series B...........................          2,000     217,000
 First Nationwide Bank, 11.50% Non-
  Cum......................................          2,000     224,750
 Glendale Federal Bank, F.S.B., 8.75%
  Non-Cum. Cv., Series E...................          1,000      45,250
 Prime Retail, Inc., $19.00 Cv., Series.B..          6,000     106,500
 SDW Holdings Corp., Units (each unit
  consists of ten shares of sr.
  exchangeable preferred stock and one cl.
  B warrant to purchase one share of
  common stock)/(4)//(11)/.................            375     108,750
                                                              --------

 Total Preferred Stocks
 (Cost $865,020)...........................                    883,375
                                                              --------

                                                 UNITS
                                                 -----
RIGHTS, WARRANTS AND CERTIFICATES -- 0.1%
 American Telecasting, Inc. Wts., Exp.
  6/99.....................................          1,500       9,000
 Cellular Communications International,
  Inc. Wts., Exp. 8/03.....................            300       6,750
 Eye Care Centers of America, Inc.
  Wts., Exp. 10/03/(4)/....................             70         350
 Geotek Communications, Inc. Wts., Exp.
  7/05/(4)/................................          7,500      15,000
 Icon Health & Fitness, Inc. Wts., Exp.
  11/99/(4)/...............................            200       5,000
 In-Flight Phone Corp. Wts., Exp.
  8/02/(4)/................................            200          --
 IntelCom Group, Inc. Wts., Exp.
  9/05/(4)/................................            825       3,300
 Terex Corp. Rts., Exp. 7/96/(4)/..........             36           2
 United International Securities Ltd.
  Wts., Exp. 11/99.........................            200       5,712
                                                              --------

 Total Rights, Warrants and Certificates
  (Cost $11,014)...........................                     45,114
                                                              --------
                                           DATE  STRIKE  CONTRACTS
                                           ----  ------  ---------
PUT OPTIONS PURCHASED -- 0.0%
 Brazil (Federal Republic of) Eligible
  Interest Bonds, 6.812%, 4/15/06,
  Put Opt. (Cost $9,750)................   Jan.   $64.75    500     --

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER STRATEGIC BOND FUND STATEMENT OF INVESTMENTS (Continued)
DECEMBER 31, 1995

                                                      PRINCIPAL     MARKET VALUE
                                                     AMOUNT /(1)/     (NOTE 1)
                                                     -------------  -------------
STRUCTURED INSTRUMENTS -- 1.6%
 Goldman, Sachs & Co. Argentina Local
  Market Securities Trust, 11.30%,
  4/1/00 [representing debt of Argentina
  (Republic of) Bonos del Tesoro Bonds,
  Series 10, 5.742%, 4/1/00 and an
  interest rate swap between Goldman
  Sachs and the Trust]/(7)/.......................    $234,782    $   229,500
 Salomon Brothers, Inc., Zero Coupon
 Brazilian Credit Linked Nts.:
 11.318%, 2/15/96 (indexed to the Nota
  Do Tesouro Nacional, Zero Coupon,
  2/15/96)/(3)/...................................     250,000        246,250
 11.136%, 3/5/96 (indexed to the Nota
  Do Tesouro Nacional, Zero Coupon,
  3/4/96)/(3)/....................................     200,000        195,680
 United Mexican States, Linked Nts.
  (indexed to the greater of Cetes Option
  Amount or USD LIBOR Option
  Amount, 11/27/96)/(4)/..........................     300,000        305,475
                                                                  -----------

Total Structured Instruments
(Cost $977,638)...................................                    976,905
                                                                  -----------
                                                      PRINCIPAL      MARKET VALUE
                                                     AMOUNT /(1)/      (NOTE 1)
                                                     -------------  -------------
   ...............................................
REPURCHASE AGREEMENT -- 0.8%
 Repurchase agreement with PaineWebber,
  Inc., 5.90%, dated 12/29/95, to be
  repurchased at $500,328 on 1/2/96,
  collateralized by U.S. Treasury Nts., 6.875%,
  8/31/99, with a value of $178,667, and U.S.
  Treasury Bonds, 7.125%-7.625%,
  11/15/22-2/15/23, with a value of
  $336,642 (Cost $500,000)........................    $500,000    $   500,000
                                                                 ------------
TOTAL INVESTMENTS, AT VALUE
 (COST $57,397,784)...............................        98.6%    59,245,209
                                                         ------  ------------
OTHER ASSETS NET OF LIABILITIES...................         1.4        852,404
                                                         ------  ------------
NET ASSETS........................................       100.0%   $60,097,613
                                                         ======  ============



 (1) Face amount is reported in U.S. Dollars, except for those denoted in the following currencies:
   AUD - Australian Dollar     INR - Indian Rupee
   CAD - Canadian Dollar       ITL - Italian Lira
   CLP - Chilean Peso          JPY - Japanese Yen
   DEM - German Deutsche Mark  NLG - Netherlands Guilder
   DKK - Danish Krone          NOK - Norwegian Krone
   ESP - Spanish Peseta        NZD - New Zealand Dollar
   FRF - French Franc          PLZ - Polish Zloty
   GBP - British Pound SterlingSEK - Swedish Krona
   HUF - Hungarian Forint      THB - Thai Baht
   IDR - Indonesian Rupiah
 (2) Indexed instrument for which the principal amount and/or interest due at maturity is affected by the relative value of a foreign currency.
 (3) For zero coupon bonds, the interest rate shown is the effective yield on the date of purchase.
 (4) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $3,264,200 or 5.43% of the Fund's net assets, at December 31, 1995.
 (5)   Represents the current interest rate for a variable rate security.
 (6) A sufficient amount of liquid assets has been designated to cover outstanding written call options, as follows:

                                             FACE
                                            SUBJECT  EXPIRATION  EXERCISE  PREMIUM   MARKET VALUE
                                            TO CALL     DATE      PRICE    RECEIVED   SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
Bulgaria (Republic of) Interest Arrears
 Bonds, 6.75%, 7/28/11..................   1,000,000    1/96       $45     $14,300     $13,900

(7) Identifies issues considered to be illiquid - See Note 7 of Notes to Financial Statements.
(8)   Represents the current interest rate for an increasing rate security.
(9) Denotes a step bond: a zero coupon bond that converts to a fixed rate of interest at a designated future date.
(10)  Interest or dividend is paid in kind.
(11) Units may be comprised of several components, such as debt and equity and/or warrants to purchase equity at some point in the future. For units which represent debt securities, face amount disclosed represents total underlying principal.
(12)  Non-income producing - issuer is in default of interest payment.
(13)  Non-income producing security.


                See accompanying Notes to Financial Statements.

Oppenheimer Variable Account Funds

Notes to Financial Statements

1. Significant Accounting Policies

   Oppenheimer Capital Appreciation Fund (OCAP), Oppenheimer Growth Fund (OGF), Oppenheimer Global Securities Fund (OGSF) and Oppenheimer Strategic Bond Fund
   (OSBF) (collectively, the Funds) are separate series of Oppenheimer Variable Account Funds (the Trust), a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended. The Trust's investment advisor is Oppenheimer Funds, Inc. (the Manager). The following is a summary of significant accounting policies consistently followed by the Funds.

   The Funds' objectives are as follows:

   Oppenheimer Capital Appreciation Fund seeks to achieve capital appreciation by investing in "growth-type" companies.

   Oppenheimer Growth Fund seeks to achieve capital appreciation by investing in securities of well-known established companies.

   Oppenheimer Global Securities Fund seeks long-term capital appreciation by investing a substantial portion of assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special institutions which are considered to have appreciation possibilities.

   Oppenheimer Strategic Bond Fund seeks a high level of current income principally derived from interest on debt securities and seeks to enhance such income by writing covered call options on: (i) debt securities, (ii) U.S. Government securities, and (iii) lower-rated high yield domestic debt securities.

   A.   Investment Valuation.

        Portfolio securities of OCAP, OGF, OGSF and OSBF are valued at the close of the New York Stock Exchange on each trading day. Listed and unlisted securities for which such information is regularly reported are valued at the last sale price of the day or, in the absence of sales, at values based on the closing bid or asked price or the last sale price on the prior trading day. Long-term and short-term "non-money market" debt securities are valued by a portfolio pricing service approved by the Board of Trustees. Such securities which cannot be valued by the approved portfolio pricing service are valued using dealer-supplied valuations provided the Manager is satisfied that the firm rendering the quotes is reliable and that the quotes reflect current market value, or are valued under consistently applied procedures established by the Board of Trustees to determine fair value in good faith. Short-term "money market type" debt securities having a remaining maturity of 60 days or less are valued at cost (or last determined market value) adjusted for amortization to maturity of any premium or discount. Options are valued based upon the last sale price on the principal exchange on which the option is traded or, in the absence of any transactions that day, the value is based upon the last sale on the prior trading date if it is within the spread between the closing bid and asked prices. If the last sale price is outside the spread, the closing bid or asked price closest to the last reported sale price is used. Forward foreign currency exchange contracts are valued based on the closing prices of the forward currency contract rates in the London foreign exchange markets on a daily basis as provided by a reliable bank or dealer.

   B.   Securities Purchased on a When-Issued Basis.

        Delivery and payment for securities that have been purchased by OSBF on a forward commitment or when-issued basis can take place a month or more after the transaction date. During the period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. OSBF maintains, in a segregated account with its custodian, assets with a market value equal to the amount of its purchase commitments. The purchase of securities on a when-issued or forward commitment basis may increase the volatility of OSBF's net asset value to the extent the Fund makes such purchases while remaining substantially fully invested.

        In connection with its ability to purchase securities on a when-issued or forward commitment basis, OSBF may enter into mortgage "dollar-rolls" in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Fund records each dollar-roll as a sale and a new purchase transaction.

Oppenheimer Variable Account Funds

     C.   Security Credit Risk.

          OSBF invests in high yield securities, which may be subject to a greater degree of credit risk, greater market fluctuations and risk of loss of income and principal, and may be more sensitive to economic conditions than lower yielding, higher rated fixed income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. At December 31, 1995, securities with an aggregate market value of $67,873, representing 0.11% of the Fund's net assets, were in default.

     D.   Foreign Currency Translation.

          The accounting records of the Funds are maintained in U.S. dollars. Prices of securities purchased by OGSF and OSBF that are denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

          For OGSF and OSBF the effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Funds' Statements of Operations.

     E.   Repurchase Agreements.

          The Funds require the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Funds may be delayed or limited.

     F.   Federal Taxes.

          The Trust intends for each Fund to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders. Therefore, no federal income or excise tax provision is required. At December 31, 1995, the following Funds had available for federal income tax purposes unused capital loss carryovers expiring in 2002 and 2003:

                        OGSF--    $17,569,501
                        OSBF--    $ 1,609,951

     G.   Distributions to Shareholders.

          Dividends and distributions to shareholders of OCAP, OGF, OGSF and OSBF are recorded on the ex-dividend date.

Oppenheimer Variable Account Funds

     H.   Classification of Distributions to Shareholders.

          Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of premium amortization, paydown gains and losses and the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes. The character of the distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gain (loss) was recorded by the Funds. Changes in classification made during the fiscal year ended December 31, 1995 are shown below:


--------------------------------------------------------------------------------------------------------------------------------
                                                   Adjustments for the Fiscal Year Ended December 31, 1995
                                           -------------------------------------------------------------------------------------
                                                   Undistributed Net       Undistributed Net Realized Gain        Paid-in
                                                Investment Income (Loss)       (Loss) on Investments              Capital
                                           -------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund                        --                             --                          --
--------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Growth Fund                                      --                             --                          --
--------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund                   (2,845,512)                     6,264,762                  (3,419,250)
--------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic Bond Fund                           9,220                        (9,220)                          --
--------------------------------------------------------------------------------------------------------------------------------

     I.   Other.

          Investment transactions are accounted for on the date the investments are purchased or sold (trade date) and dividend income is recorded on the ex-dividend date. Discount on securities purchased by OCAP, OGF, OGSF and OSBF is amortized over the life of the respective securities, in accordance with federal income tax requirements. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes. Dividends-in-kind are recognized as income on the ex-dividend date, at the current market value of the underlying security. Interest on payment-in-kind debt instruments is accrued as income at the coupon rate, and a market adjustment is made on the ex-date.

          The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Oppenheimer Variable Account Funds

2.   SHARES OF BENEFICIAL INTEREST

     The Funds have authorized an unlimited number of no par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:


                                                                 Oppenheimer Capital Appreciation Fund
                                 --------------------------------------------------------------------------------------------------
                                                 Year Ended                                            Year Ended
                                              December 31, 1995                                     December 31, 1994
                                 --------------------------------------------------------------------------------------------------
                                      Shares                   Amount                        Shares                   Amount
                                 --------------------------------------------------------------------------------------------------

Sold                                  8,882,212              $260,650,476                    7,912,557              $173,453,586

Dividends and distributions
 reinvested                              40,594                 1,082,642                      614,575                17,331,023

Redeemed                             (6,567,729)             (191,565,283)                  (5,695,411)             (114,272,197)
                                 --------------------------------------------------------------------------------------------------
Net increase                          2,355,077              $ 70,167,835                    2,831,721              $ 76,512,412
                                 ==================================================================================================

                                                                     Oppenheimer Growth Fund
                                 --------------------------------------------------------------------------------------------------
                                                 Year Ended                                            Year Ended
                                              December 31, 1995                                     December 31, 1994
                                 --------------------------------------------------------------------------------------------------
                                      Shares                   Amount                        Shares                   Amount
                                 --------------------------------------------------------------------------------------------------

Sold                                  4,302,304               $89,007,340                    2,577,268               $45,230,951

Dividends and distributions
 reinvested                              95,991                 1,795,026                       36,305                   644,411

Redeemed                            (2,980,080)              (60,949,490)                  (2,236,767)              (38,999,875)
                                 --------------------------------------------------------------------------------------------------
 Net increase                         1,418,215               $29,852,876                      376,806               $ 6,875,487
                                 ==================================================================================================

                         Oppenheimer Global Securities Fund                       Oppenheimer Strategic Bond Fund
               ---------------------------------------------------------------------------------------------------------------------

                      Year Ended                    Year Ended                  Year Ended                    Year Ended
                   December 31, 1995             December 31, 1994           December 31, 1995             December 31, 1994
               ---------------------------------------------------------------------------------------------------------------------

                 Shares         Amount         Shares         Amount       Shares         Amount         Shares         Amount
               ---------------------------------------------------------------------------------------------------------------------

Sold             11,235,722    $166,766,446    22,151,454   $336,310,887    9,417,090    $44,897,472     3,749,500     $18,415,292

Dividends and
distributions
reinvested          585,961       8,174,158       178,687      2,801,813      661,301      3,151,540       247,485       1,178,372

Redeemed        (7,497,205)   (112,360,172)   (8,503,911)  (112,426,012)  (2,245,623)   (10,642,846)   (1,508,782)     (7,350,665)
               ---------------------------------------------------------------------------------------------------------------------

Net increase      4,324,478    $ 62,580,432    13,826,230   $226,686,688    7,832,768    $37,406,166     2,488,203     $12,242,999
               =====================================================================================================================


Oppenheimer Variable Account Funds

3.   UNREALIZED GAINS AND LOSSES ON INVESTMENTS AND OPTIONS WRITTEN

     At December 31, 1995, net unrealized appreciation or depreciation on investments and options written consisted of the following:


                                     Oppenheimer                                       Oppenheimer
                                       Capital      Oppenheimer       Oppenheimer      Strategic
                                    Appreciation      Growth      Global Securities       Bond
                                        Fund           Fund              Fund             Fund
                              ------------------------------------------------------------------------
Gross appreciation                   $70,829,161    $25,616,239        $ 37,997,341    $2,340,864

Gross depreciation                   (7,853,814)    (1,998,316)        (14,351,638)     (493,040)
                              ------------------------------------------------------------------------
Net unrealized appreciation          $62,975,347    $23,617,923        $ 23,645,703    $1,847,824
                              ------------------------------------------------------------------------

     Purchases and sales of investment securities (excluding short-term securities) for the year ended December 31, 1995 were as follows:

Purchases                           $318,974,082    $78,667,711        $491,709,775   $67,228,738
                              ------------------------------------------------------------------------
Sales                               $255,116,481    $41,669,055        $416,155,747   $26,588,452
                              ------------------------------------------------------------------------


4.   Option Activity

     The Funds (except OCAP and OGF) may buy and sell put and call options, or write covered put and call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.

     The Funds generally purchase put options or write covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Funds receive a premium and become obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

     Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Funds will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

     Securities designated to cover outstanding call options are noted in the Statements of Investments where applicable. Shares subject to call, expiration date, exercise price, premium received and market value are detailed in a footnote to the Statement of Investments. Options written are reported as a liability in the Statement of Assets and Liabilities. Gains and losses are reported in the Statement of Operations.

     The risk in writing a call option is that the Funds give up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Funds may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Funds pay a premium whether or not the option is exercised. The Funds also have the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist. The Funds may also write over-the-counter options where the completion of the obligation is dependent upon the credit standing of the counterparty.

Oppenheimer Variable Account Funds

     OSBF option activity for the year ended December 31, 1995 was as follows:

                                                                 CALL OPTIONS
                                                 ---------------------------------------------
                                                                           Amount of
                                                      Number of Options    Premiums
                                                 ---------------------------------------------
Options outstanding at December 31, 1994                     307            $ 1,600

Options written                                            3,314             35,871

Options canceled in closing transactions                  (2,141)           (20,467)

Options expired prior to exercise                           (190)              (763)

Options exercised                                           (290)            (1,942)
                                                 ---------------------------------------------
Options outstanding at December 31, 1995                   1,000            $14,299
                                                 ---------------------------------------------


5.   FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

     A forward foreign currency exchange contract (forward contract) is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate.

     The Funds use forward contracts to seek to manage foreign currency risks. They may also be used to tactically shift portfolio currency risk. The Funds generally enter into forward contracts as a hedge upon the purchase or sale of a security denominated in a foreign currency. In addition, the Funds may enter into such contracts as a hedge against changes in foreign currency exchange rates on portfolio positions.

     Forward contracts are valued based on the closing prices of the forward currency contract rates in the London foreign exchange markets on a daily basis as provided by a reliable bank or dealer. The Funds will realize a gain or loss upon the closing or settlement of the forward transaction.

     Securities held in segregated accounts to cover net exposure on outstanding forward contracts are noted in the Statements of Investments where applicable. Unrealized appreciation or depreciation on forward contracts is reported in the Statements of Assets and Liabilities. Realized gains and losses are reported with all other foreign currency gains and losses in the Funds' Statements of Operations.

     Risks include the potential inability of the counterparty to meet the terms of the contract and unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Oppenheimer Variable Account Funds

     At December 31, 1995, outstanding forward contracts to purchase and sell foreign currencies were as follows:

Oppenheimer Global Securities Fund

                                                                  Contract                                           Unrealized
                                                                   Amount                  Valuation as of          Appreciation
Contracts to Purchase                       Exchange Date         (in 000s)               December 31, 1995        (Depreciation)
------------------------------------------------------------------------------------------------------------------------------------

Hong Kong Dollar (HKD)                      1/2/96-1/3/96            8,904      HKD           $1,151,601            $    (218)

Italian Lira (ITL)                                1/31/96        3,888,129      ITL            2,438,922               (9,912)

Japanese Yen (JPY)                          1/4/96-1/5/96           75,155      JPY              728,792               (2,948)

Singapore Dollar (SGD)                      1/2/96-1/5/96              830      SGD              586,556                 (853)

Greek Drachma (GRD)                         1/2/96-1/4/96           49,496      GRD              209,220                  432
                                                                                                                -------------------
                                                                                                                    $ (13,499)
                                                                                                                -------------------

Contracts to Sell
-----------------------------------
Austrian Schilling (ATS)                           1/2/96           17,770      ATS           $1,764,559            $ (12,653)

Swiss Franc (CHF)                                  1/4/96              279      CHF              242,200               (1,139)

Deutsche Mark (DEM)                                1/4/96            1,598      DEM            1,116,140               (5,709)

Japanese Yen (JPY)                                3/29/96        3,043,800      JPY           29,807,684              192,316

Norwegian Krone (NOK)                       1/2/96-1/4/96            8,521      NOK            1,348,728               (9,042)
                                                                                                                -------------------
                                                                                                                      163,773
                                                                                                                -------------------
Net Unrealized Appreciation                                                                                         $ 150,274
                                                                                                                ===================

Oppenheimer Strategic Bond Fund

                                                                  Contract                                           Unrealized
                                                                   Amount                  Valuation as of          Appreciation
Contracts to Purchase                       Exchange Date         (in 000s)               December 31, 1995        (Depreciation)
------------------------------------------------------------------------------------------------------------------------------------

Japanese Yen (JPY)                                 1/4/96           33,988      JPY             $329,572            $  (5,982)

New Zealand Dollar (NZD)                         12/18/96              541      NZD              344,380                1,096
                                                                                                                -------------------
                                                                                                                    $  (4,886)
                                                                                                                -------------------

Contracts to Sell
-----------------------------------
Australian Dollar (AUD)                            1/4/96               22      AUD              $16,134            $     (25)

Deutsche Mark (DEM)                               2/13/96            1,605      DEM            1,119,976               (5,393)

Japanese Yen (JPY)                               12/18/96           33,175      JPY              336,001                7,283

Swiss Franc (CHF)                                 2/13/96              860      CHF              748,739               (8,636)
                                                                                                                -------------------
                                                                                                                       (6,771)
                                                                                                                -------------------
Net Unrealized Depreciation                                                                                         $ (11,657)
                                                                                                                ===================



Oppenheimer Variable Account Funds

6.   MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     Management fees paid to the Manager were in accordance with the investment advisory agreements with the Trust. For OCAP, OGF, OGSF and OSBF the annual fees are .75% of the first $200 million of net assets, .72% of the next $200 million, .69% of the next $200 million, .66% of the next $200 million and .60% of net assets in excess of $800 million. In addition, management fees for OSBF are .50% of net assets in excess of $1 billion. For OSBF, the Manager has agreed to limit the management fee charged so that the ordinary operating expenses of the Fund will not exceed 1.0% of its average net assets in any fiscal year.

7.   ILLIQUID AND RESTRICTED SECURITIES

     At December 31, 1995, investments in securities included issues that are illiquid or restricted. The securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. The Funds intend to invest no more than 10% of net assets (determined at the time of purchase) in illiquid and restricted securities. Information concerning these securities is as follows:



Oppenheimer Global Securities Fund

                                                                           Acquisition            Cost              Valuation as of
Security                                                                      Date               Per Unit          December 31, 1995

------------------------------------------------------------------------------------------------------------------------------------

Plant Genetics Systems                                                     5/27/92-3/7/95        $  13.77               $  11.91

Plant Genetics, Inc. Wts., Exp. 12/99                                              3/7/95            0.00                   1.99


     The aggregate value of illiquid and restricted securities subject to the 10% limitation at December 31, 1995, was $1,180,542, or 0.33% of the Fund's net assets. Pursuant to the guidelines adopted by the Board of Trustees, certain unregistered securities are determined to be liquid and are not included within the 10% limitation specified above.


Oppenheimer Strategic Bond Fund

                                                                            Acquisition           Cost              Valuation as of
Security                                                                       Date              Per Unit          December 31, 1995

------------------------------------------------------------------------------------------------------------------------------------

Colombia (Republic of) 1989-1990 Integrated Loan Facility Bonds, 6.875%,
7/1/01                                                                            12/5/95        $  92.00               $  93.00

Goldman, Sachs & Co., Argentina Local Market Securities Trust, 11.30%,
4/1/00                                                                            8/24/94          100.00                  97.75

Jamaica (Government of) 1990 Refinancing Agreement Nts., Tranche A,
6.75%, 10/16/00                                                                   8/15/95           89.75                  90.00

Pulsar Internacional SA de CV, 11.80% Nts., 9/19/96                               9/15/95          100.00                 100.75

Trinidad & Tobago Loan Participation Agreement,
Tranche A, 1.563%, 9/30/00                                              12/13/95-12/18/95             .84                    .82

United Mexican States, Combined Facility 3, Loan Participation Agreement,
Tranch A, 6.50%, 9/20/97                                                          10/25/94           89.00                  75.75


     The aggregate value of illiquid and restricted securities subject to the 10% limitation at December 31, 1995, was $1,221,735, or 2.03% of the Fund's net assets. Pursuant to the guidelines adopted by the Board of Trustees, certain unregistered securities are determined to be liquid and are not included within the 10% limitation specified above.

Independent Auditors' Report

The Board of Trustees and Shareholders of Oppenheimer Variable Account Funds:

We have audited the accompanying statements of assets and liabilities, including the statements of investments, of Oppenheimer Capital Appreciation Fund, Oppenheimer Growth Fund, Oppenheimer Global Securities Fund and Oppenheimer Strategic Bond Fund (all of which are series of Oppenheimer Variable Account Funds) as of December 31, 1995, the related statements of operations for the year then ended, the statements of changes in net assets for the years ended December 31, 1995 and 1994, and the financial highlights for the applicable periods ended December 31, 1995, 1994, 1993, 1992, 1991, 1990, 1989, 1988, 1987
and 1986. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1995 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Oppenheimer Capital Appreciation Fund, Oppenheimer Growth Fund, Oppenheimer Global Securities Fund and Oppenheimer Strategic Bond Fund at December 31, 1995, the results of their operations, the changes in their net assets, and the financial highlights for the respective stated periods, in conformity with generally accepted accounting principles.



DELOITTE & TOUCHE LLP

Denver, Colorado
January 22, 1996

Federal Income Tax Information (Unaudited)

In early 1996, shareholders will receive information regarding all dividends and distributions paid to them by the Funds during calendar year 1995. Regulations of the U.S. Treasury Department require the Funds to report this information to the Internal Revenue Service.

Certain distributions paid on March 24, 1995 were designated as "capital gain distributions" for federal income tax purposes. These distributions are shown in the table below. Whether received in stock or cash, a capital gain distribution should be treated by shareholders as a gain from the sale of capital assets held for more than one year (long-term capital gains).

Dividends paid by the Fund during the fiscal year ended December 31, 1995 which are not designated as capital gain distributions should be multiplied by the percentages listed below to arrive at the net amount eligible for the corporate dividend-received deduction.



                                                      Long-Term Capital              Corporate Dividend-
                                                      Gain Distribution              Received Deduction
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund                                  $.047                           4.14%
--------------------------------------------------------------------------------------------------------------
Oppenheimer Growth Fund                                                $.263                          18.31%
--------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund                                     $.382                             --
--------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic Bond Fund                                           --                           2.18%
--------------------------------------------------------------------------------------------------------------

The foregoing information is presented to assist shareholders in reporting distributions received from the Funds to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in the state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.